As filed with the Securities and Exchange Commission on April 20, 2015

Registration No. 333-194043; 811-07549

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.        ( )
POST-EFFECTIVE AMENDMENT NO.         (3)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO.     (61)

(Check appropriate box or boxes.)

VARIABLE ANNUITY–1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code:
(800) 537-2033

Robert L. Reynolds
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

___    Immediately upon filing pursuant to paragraph (b) of Rule 485
_X_ On May 1, 2015, pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
This Prospectus describes the Schwab OneSource Choice Variable AnnuityTM (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in all jurisdictions except New York.
The Contract may be owned by one or two individuals. A Contract may also be owned by a Grantor Trust that exists for one individual Grantor or two individual Grantors who are each other’s spouse.
When you contribute money to the Schwab OneSource Choice Variable Annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-1 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.
Investment Segment Portfolios:
Alger Capital Appreciation Portfolio - Class I-2 Shares
Alger Large Cap Growth Portfolio – Class I-2 Shares
Alger Mid Cap Growth Portfolio – Class I-2 Shares*
AB VPS Growth Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth Portfolio)
AB VPS Growth & Income Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth & Income Portfolio)
AB VPS International Growth Portfolio – Class A Shares (formerly AllianceBernstein VPS International Growth)*
AB VPS Real Estate Investment Portfolio – Class A Shares (formerly AllianceBernstein VPS Real Estate Investment Portfolio)
AB VPS Small/Mid Cap Value Portfolio – Class A Shares (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Century VP Balanced Fund – Class I Shares
American Century VP Income & Growth Fund – Class I Shares
American Century VP International Fund – Class I Shares
American Century VP Mid Cap Value Fund – Class II Shares
American Century VP Value Fund – Class I Shares
BlackRock Global Allocation V.I. Fund – Class I Shares
ClearBridge Variable Small Cap Growth Portfolio - Class I Shares
Columbia Variable Portfolio - Marsico 21st Century Fund – Class 2 Shares *
Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares
Columbia Variable Portfolio - Small Cap Value Fund – Class 2 Shares
Delaware VIP Emerging Markets Series – Standard Class Shares
Delaware VIP Smid Cap Growth Series – Standard Class Shares
Delaware VIP Small Cap Value Series – Standard Class Shares
Deutsche Capital Growth VIP – Class A Shares (formerly DWS Capital Growth VIP)
The date of this Prospectus is May 1, 2015.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Deutsche Core Equity VIP – Class A Shares (formerly DWS Global Small Cap Growth VIP)
Deutsche Global Small Cap VIP – Class A Shares (formerly DWS Global Small Cap Growth VIP)
Deutsche Small Mid Cap Growth VIP – Class A Shares (formerly DWS Small Mid Cap Growth VIP)
Deutsche Small Mid Cap Value VIP – Class A Shares (formerly DWS Small Mid Cap Value VIP)
Deutsche Large Cap Value VIP – Class A Shares (formerly DWS Large Cap Value VIP)
Deutsche Small Cap Index VIP – Class A Shares (formerly DWS Small Cap Index VIP)
Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares
Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares
Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares
Federated Fund for U.S. Government Securities II
Franklin Small Cap Value VIP Fund – Class 2 Shares
Invesco V.I. Comstock Fund – Series I Shares
Invesco V.I. Growth and Income Fund – Series I Shares
Invesco V.I. High Yield Fund – Series I Shares
Invesco V.I. International Growth Fund – Series I Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares*
Invesco V.I. Small Cap Equity Fund – Series I Shares
Invesco V.I. Technology Fund – Series I Shares
Ivy Funds VIP International Core Equity Portfolio
Janus Aspen Balanced Portfolio – Service Shares
Janus Aspen Flexible Bond Portfolio – Service Shares
Janus Aspen Global Research Portfolio – Institutional Shares
Janus Aspen Global Technology Portfolio – Service Shares
JPMorgan Insurance Trust Intrepid MidCap Portfolio – Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares
Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares
LVIP Baron Growth Opportunities Fund – Service Class Shares
MFS International Value Portfolio – Service Class Shares
MFS Utilities Series – Service Class Shares
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares
NVIT Mid Cap Index Fund – Class II Shares
Oppenheimer Global Fund/VA – Non Service Shares
Oppenheimer International Growth Fund/VA – Non Service Shares
Oppenheimer Main Street Small Cap Fund®/VA – Non Service Shares
PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class Shares
PIMCO VIT High Yield Portfolio – Administrative Class Shares
PIMCO VIT Low Duration Portfolio – Administrative Class Shares
PIMCO VIT Total Return Portfolio – Administrative Class Shares
Pioneer Fund VCT Portfolio – Class I Shares
Pioneer Mid Cap Value VCT Portfolio – Class II Shares
Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares
Putnam VT American Government Income Fund – Class IB Shares
Putnam VT Equity Income Fund – Class IB Shares
Putnam VT Global Health Care Fund – Class IB Shares*
Putnam VT Income Fund - Class IA Shares
Putnam VT International Value Fund - Class IA Shares
Putnam VT Investors Fund – Class IA Shares
Putnam VT Small Cap Value Fund - Class IA Shares
Schwab Money Market Portfolio
Schwab S&P 500 Index Portfolio
Sentinel Variable Products Bond Fund

2

Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Small Company Fund
T. Rowe Price Health Sciences Portfolio – Class II Shares**
Templeton Foreign VIP Fund – Class 2 Shares
Templeton Global Bond VIP Fund – Class 2 Shares
Touchstone VST Mid Cap Growth Fund
Van Eck VIP Global Hard Assets Fund – Class S Shares
Van Eck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares
Wells Fargo Advantage VT Discovery Fund – Class 2 Shares
Wells Fargo Advantage VT Omega Growth Fund – Class 2 Shares
Wells Fargo Advantage VT Opportunity Fund – Class 2 Shares
Income Segment Covered Fund(s) (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West SecureFoundation® Balanced Fund – Class G Shares
*Effective May 1, 2015, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
**Effective June 1, 2015, the Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Schwab OneSource Choice Variable Annuity, including a description of the material rights and obligations under the Contract. Your Contract, riders and any amendments and endorsements are the formal contractual agreement between you and us. It is important that you read the Contract, riders, amendments and endorsements, which reflect the agreement between you and Great-West. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits and charges.
You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 1, 2015 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. Or, you can obtain it by visiting the SEC’s website at www.sec.gov . This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.

3

4

Appendix B - Net Investment Factor	B-1
Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Period – The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you select a Joint Annuitant, “Annuitant” means the older Joint Annuitant or the sole surviving Joint Annuitant, unless otherwise stated. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.”
Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Segment and the Income Segment.

Schwab OneSource Choice Variable Annuity Structure
 Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment

5

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Attained Age – During the Guaranteed Annual Withdrawal Phase, the age of the Covered Person (or the age of the younger Joint Covered Person) on the Ratchet Date.
Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.
Benefit Base – For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. Each Covered Fund will have its own Benefit Base.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Fund – Interests in Sub-Account(s) designated for the Income Segment.

•	Great-West SecureFoundation® Balanced Fund – Class G Shares

•	Any other Portfolio we approve for the GLWB
Covered Fund Value – The aggregate value of each Covered Fund.

6

Covered Person(s) – For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable .
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account.
Excess Withdrawal – An amount either distributed or transferred from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base.
Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee also is sometimes referred to as the GLWB Rider Fee.
Guaranteed Annual Withdrawal (GAW) – For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW.
Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.
GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment.
GLWB Rider Contributions – Owner directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.
GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB

7

Rider Election Date shall be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 85 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.
Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date.
Income Segment – Assets allocated to the Sub-Account (s) associated with the optional GLWB Rider attached to the Contract.
Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Investment Segment – Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.
Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW.
Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person or a Grantor Trust. In the event that the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor(s).
Qualified Annuity Contract – An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.
Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.
Premium Tax – A tax that a state or other governmental authority charges. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.
Ratchet – For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.

8

Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. A Reset may also occur on the Ratchet Date during the GAW Phase. If any anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed.
Reset — An election made by the Covered Person during the GAW Phase in which the current GAW% and Benefit Base may be changed to the Covered Person’s Attained Age GAW% and Covered Fund Value on the Ratchet Date.
Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse – A person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Maximum Transfer Charge	$25*

* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer charge after we notify you. See "Transfers."

9

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Fee	None

Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Mortality and Expense Risk Charges (based on Death Benefit Option selected)
Option 1: Return of Annuity Account Value	0.65%
Option 2: Guaranteed Minimum Death Benefit	0.85%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit Option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	0.85%
Optional GLWB Rider Fee Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly, as a percentage of the current Covered Fund Value)
Guarantee Benefit Fee (maximum)	1.50%
Guarantee Benefit Fee (current)	1.00%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit Option and optional GLWB Rider selected) as a percentage of average Annuity Account Value	2.35%
Current Total Series Account Annual Expenses (with the most expensive Death Benefit Option and optional GLWB Rider selected) as a percentage of average Annuity Account Value	1.85%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.22%	1.45%[2]
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.
1 One Covered Fund (the Great-West SecureFoundation Balanced Fund - Class G) is a “funds of funds” that invests substantially all of its assets in shares of other series of Great-West Funds, Inc. (the “Underlying Portfolios”). Because of this, the Great-West SecureFoundation Balanced Fund - Class G also bears its pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West SecureFoundation Balanced Fund - Class G as a result of its investment in shares of one or more Underlying Portfolios.
2 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

10

Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.
Income Segment Example – Maximum Guarantee Benefit Fee . The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$299.00	$961.05	$1,716.59	$4,087.05

Income Segment Example – Current Guarantee Benefit Fee . The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$249.00	$804.19	$1,443.21	$3,475.61

11

Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$230.00	$744.18	$1,337.92	$3,236.12

These Examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See Charges and Deductions in this Prospectus.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of Mortality and Expense Risk Charge, but not the Guarantee Benefit Fee, if applicable, which is deducted from Covered Fund Value. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary
The Schwab OneSource Choice Variable Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
When you purchase the Contract, you have the option of allocating Contributions to the Sub-Accounts available in the Investment Segment (relating to the base Contract), to the Covered Fund(s) in the Income

12

Segment (relating to the GLWB Rider), or both. If you exercise the Income Segment option, the GLWB Rider will provide you with a guaranteed lifetime withdrawal benefit, provided all conditions, described below, are met.

How to contact the Retirement Resource Operations Center
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723

How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to lower the minimum Contribution or accept larger maximum total Contributions. We also reserve the right to cease accepting Contributions at any time for any reason.
You may purchase the Schwab OneSource Choice Variable Annuity through a 1035 Exchange of another insurance contract.
Sales and Surrender Charges. There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Choice Variable Annuity.
Right of Cancellation Period
After you receive your Contract, you may examine it for at least 10 days or longer if required by your state law (in some states, up to 30 days for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus.
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This Prospectus describes the material rights and obligations of an Owner, and the maximum fees and charges for all contract features and benefits are set forth in the fee table of this Prospectus. See your Contract for specific variations because any such state variations will be included in your Contract or in riders, amendments or endorsements attached to your Contract.
Payout Options
The Schwab OneSource Choice Variable Annuity offers three payout options - (1) periodic withdrawals, (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below .
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be

13

age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this charge will be 0.85%.
This summary highlights some of the more significant aspects of the Schwab OneSource Choice Variable Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.
Any payments we are required to make to you under the GLWB Rider will depend on our long-term ability to make such payments. We will make all payments under the GLWB Rider in the GLWB Settlement Phase from our general account, which is not insulated from the claims of our third party creditors. Therefore, your receipt of payments from us is subject to our financial strength and claims paying ability. The Covered Fund(s) do not make payments under the GLWB Rider.
The Series Account
We established the Series Account in accordance with Colorado laws on July 24, 1995.
The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as

14

company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received, deductions and foreign tax credits, which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,

•	has its own distinct investment objectives and policies, and

•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
The investment objectives of the Portfolios available under the Investment Segment are briefly described below followed by the investment objective of the Covered Fund available under the Income Segment:
The Alger Portfolios—advised by Fred Alger Management, Inc. of New York, New York.
Alger Capital Appreciation Portfolio–Class I-2 Shares seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.
Effective May 1, 2015, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

15

AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.
AB VPS Growth Portfolio–Class A Shares (formerly AllianceBernstein VPS Growth Portfolio) seeks to provide long-term growth of capital.
AB VPS Growth & Income Portfolio–Class A Shares (formerly AllianceBernstein VPS Growth & Income Portfolio) seeks to provide long-term growth of capital.
AB VPS International Growth Portfolio–Class A Shares (formerly AllianceBernstein VPS International Growth Portfolio) seeks long-term growth of capital.
Effective May 1, 2015, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
AB VPS Real Estate Investment Portfolio–Class A Shares (formerly AllianceBernstein VPS Real Estate Investment Portfolio) seeks total return from long-term growth of capital and income.
AB VPS Small/Mid Cap Value Portfolio–Class A Shares (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio) seeks long-term growth of capital.
American Century Variable Portfolios, Inc.—advised by American Century Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.
American Century VP Balanced Fund–Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century VP Income & Growth Fund–Class I Shares seeks capital growth by investing in common stocks.
American Century VP International Fund–Class I Shares seeks capital growth.
American Century VP Mid Cap Value Fund–Class II Shares seeks long-term capital growth. Income is a secondary objective.
American Century VP Value Fund–Class I Shares seeks long-term capital growth. Income is a secondary objective
BlackRock Variable Series Funds, Inc.—advised by BlackRock Advisors, LLC of Wilmington, Delaware.
BlackRock Global Allocation V.I. Fund–Class I Shares seeks high total investment return.
ClearBridge Investments —advised by Legg Mason Partners Fund Advisor, LLC, of New York, New York.
ClearBridge Variable Small Cap Growth Portfolio–Class I Shares seeks long-term growth of capital.
Columbia Funds—advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.
Columbia Variable Portfolio - Marsico 21st Century Fund–Class 2 Shares seeks long term growth of capital.
Effective May 1, 2015, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Columbia Variable Portfolio - Seligman Global Technology Fund–Class 2 Shares seeks long-term capital appreciation.
Columbia Variable Portfolio - Small Cap Value Fund–Class 2 Shares seeks long term capital appreciation.
Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware

16

Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a wholly owned subsidiary of the Macquarie Group, Ltd.
Delaware VIP Emerging Market Series–Standard Class Shares seeks long-term capital appreciation.
Delaware VIP Small Cap Value Series–Standard Class Shares seeks capital appreciation.
Delaware VIP Smid Cap Growth Series–Standard Class Shares seeks long-term capital appreciation.
Deutsche Variable Series I —advised by Deutsche Investment Management Americas, Inc. of New York, New York.
Deutsche Capital Growth VIP–Class A Shares (formerly DWS Capital Growth VIP) seeks to provide long-term growth of capital.
Deutsche Core Equity VIP –Class A Shares (formerly DWS Core Equity VIP) seeks growth of capital and income.
Deutsche Global Small Cap VIP–Class A Shares (formerly DWS Global Small Cap Growth VIP) seeks above-average capital appreciation over the long term.
Deutsche Variable Series II —advised by Deutsche Investment Management Americas, Inc. of New York, New York.
Deutsche Small Mid Cap Growth VIP–Class A Shares (formerly DWS Small Mid Cap Growth VIP) seeks long-term capital appreciation.
Deutsche Small Mid Cap Value VIP–Class A Shares (formerly DWS Small Mid Cap Value VIP) seeks long-term capital appreciation. Sub-advised by Dreman Value Management L.L.C.
Deutsche Large Cap Value VIP–Class A Shares (formerly DWS Large Cap Value VIP) seeks to achieve a high rate of total return. Sub-advised by Deutsche Investment Management Americas Inc.
Deutsche Investments VIT Funds —advised by Deutsche Investment Management, Inc. of New York, New York.
Deutsche Small Cap Index VIP–Class A Shares (formerly DWS Small Cap Index VIP) seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 ® Index, which emphasizes stock of small U.S. companies. Sub-advised by Northern Trust Investments, Inc.
Dreyfus Investment Portfolios-advised by The Dreyfus Corporation of New York, New York.
Dreyfus Investment Portfolios MidCap Stock Portfolio–Initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index.
Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.
Dreyfus Variable Investment Fund Appreciation Portfolio–Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. Sub-advised by Fayez Sarofim & Co.
Dreyfus Variable Investment Fund Growth and Income Portfolio–Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Federated Insurance Series—advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.
Federated Fund for U.S. Government Securities II seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust

17

Franklin Small Cap Value VIP Fund–Class 2 Shares seeks long-term total return. Advised by Franklin Advisory Services, LLC, Ridgefield Park, New Jersey.
Templeton Foreign VIP Fund–Class 2 Shares seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.
Templeton Global Bond VIP Fund–Class 2 Shares seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Advised by Franklin Advisers, Inc., San Mateo, California.
Invesco Variable Insurance Funds— advised by Invesco Advisers, Inc., Atlanta, Georgia.
Invesco V.I. Comstock Fund–Series I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Growth and Income Fund–Series I Shares seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund–Series I Shares seeks current income and, secondarily, capital appreciation.
Invesco V.I. International Growth Fund–Series I Shares seeks long-term growth of capital.
Invesco V.I. Mid Cap Core Equity Fund–Series I Shares seeks long-term growth of capital.
Effective May 1, 2015, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Invesco V.I. Small Cap Equity Fund–Series I Shares seeks long-term growth of capital.
Invesco V.I. Technology Fund–Series I Shares seeks long-term growth of capital.
Ivy Funds —advised by Ivy Investment Management Company of Shawnee Mission, Kansas.
Ivy Funds VIP International Core Equity Portfolio seeks to provide capital growth and appreciation.
Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.
Janus Aspen Balanced Portfolio–Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Flexible Bond Portfolio–Service Shares seeks to obtain maximum total return, consistent with preservation of capital.
Janus Aspen Global Research Portfolio–Institutional Shares seeks long-term growth of capital.
Janus Aspen Global Technology Portfolio–Service Shares seeks long-term growth of capital.
JPMorgan Insurance Trust—advised by advised by J.P. Morgan Investment Management Inc. of New York, New York.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio–Class 1 Shares seeks capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
JPMorgan Insurance Trust Small Cap Core Portfolio–Class 1 Shares seeks capital growth over the long term.
Lazard Retirement Series—advised by Lazard Asset Management, LLC of New York, New York.
Lazard Retirement Emerging Markets Equity Series Portfolio-Service Shares seeks long term capital appreciation.
Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

18

LVIP Baron Growth Opportunities Fund–Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.
MFS® Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.
MFS® Utilities Series–Service Class Shares seeks total return.
MFS® Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts.
MFS® International Value Portfolio–Service Class Shares seeks capital appreciation.
Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management LLC of New York, New York.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class S Shares seeks growth of capital.
Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of King of Prussia, Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.
NVIT Mid Cap Index Fund–Class II Shares seeks capital appreciation.
Oppenheimer Variable Account Funds—advised by OFI Global Asset Management, Inc. of New York, New York, and sub-advised by OppenheimerFunds, Inc. of New York, New York.
Oppenheimer Global Fund/VA–Non-Service Shares seeks capital appreciation.
Oppenheimer International Growth Fund/VA–Non-Service Shares seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund®/VA–Non-Service Shares seeks capital appreciation.
PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company, LLC of Newport Beach, California.
PIMCO VIT CommodityRealReturn® Strategy Portfolio–Administrative Class Shares seeks maximum real return, consistent with prudent investment management.
PIMCO VIT High Yield Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Total Return Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.
Pioneer Fund VCT Portfolio–Class I Shares seeks reasonable income and capital growth.
Pioneer Mid Cap Value VCT Portfolio–Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Select Mid Cap Growth VCT Portfolio–Class I Shares seeks growth of capital.
Putnam Variable Trust—advised by Putnam Investment Management, LLC of Boston, Massachusetts.
Putnam VT American Government Income Fund–Class IB Shares seeks high current income with preservation of capital as its secondary objective.
Putnam VT Equity Income Fund–Class IB Shares seeks capital growth and current income.

19

Putnam VT Global Health Care Fund–Class IB Shares seeks capital appreciation.
Effective May 1, 2015, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Putnam VT Income Fund - Class IA Shares seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam VT International Value Fund–Class IA Shares seeks capital growth. Current income is a secondary objective.
Putnam VT Investors Fund–Class IA Shares seeks long-term growth of capital and any increased income that results from this growth.
Putnam VT Small Cap Value Fund–Class IA Shares seeks capital appreciation.
Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.
Schwab Money Market Portfolio seeks the highest current income consistent with stability of capital and liquidity by investing in high-quality short-term money market investments issued by U.S. and foreign issuers. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.
Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.
Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk
Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.
Sentinel Variable Products Small Company Fund seeks growth of capital.
T. Rowe Price Variable Insurance Portfolio—advised by T. Rowe Price Associates, Inc. of Baltimore, Maryland.
T. Rowe Price Health Sciences Portfolio–Class II Shares seeks long-term capital appreciation.
Effective June 1, 2015, the Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Touchstone Variable Series Trust—advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.
Touchstone VST Mid Cap Growth Fund seeks to increase the value of portfolio shares as a primary goal and to earn income as a secondary goal.
Van Eck VIP Trust—advised by Van Eck Associates Corporation of New York New York.
Van Eck VIP Global Hard Assets Fund–Class S Shares seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Unconstrained Emerging Markets Bond Fund–Initial Class Shares seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.
Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.
Wells Fargo Advantage VT Discovery Fund–Class 2 Shares seeks long-term capital appreciation.
Wells Fargo Advantage VT Omega Growth Fund–Class 2 Shares seeks long-term capital appreciation.

20

Wells Fargo Advantage VT Opportunity Fund–Class 2 Shares seeks long-term capital appreciation.
The investment objectives of the Covered Fund available under the Income Segment are briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.”
Great-West Funds, Inc—advised by Great-West Capital Management, LLC of Greenwood Village, Colorado.
Great-West SecureFoundation® Balanced Fund–Class G Shares seeks long-term capital appreciation and income.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit https://schwab.retirementpartner.com.
The Portfolios’ prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.
Great-West reserves the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.
If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.
Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.
If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
Application and Initial Contributions
The first step to purchasing the Schwab OneSource Choice Variable Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Choice Variable Annuity has a cash value of at least $5,000.
The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form

21

acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Right of Cancellation Period
During the right of cancellation period (ten days or longer where required by state law), you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 30 days from the date you received it. If you exercise your right of cancellation, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start.
In states that require us to return Annuity Account Value if you cancel your Contract, initial Contributions will be allocated to the Sub-Accounts you select in your application. In those states, we will refund your Annuity Account Value as of the Transaction Date the Request for cancellation is received. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the risk until we receive your Contract and Request for cancellation.
In states that require us to return Contributions if you cancel your Contract, we will return the greater of Annuity Account value (less any withdrawals and distributions taken during the right of cancellation period) or the amount of Contributions received as of the Transaction Date the Request for cancellation is received. After the right of cancellation period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no accompanying instructions, then allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
In your Contract, the right of cancellation period is also referred to as the "right to examine.”

Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or, $100 if made via an Automatic Bank Draft Plan, if available. Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.

22

Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,

•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,

•	minus the daily mortality and expense risk charge and

•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges. The Guarantee Benefit Fee is deducted from Covered Fund Value by means of the cancellation of Accumulation Units and is not part of the Accumulation Unit value calculations.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is the same for the Investment Segment and Income Segment, as discussed in Appendix B.
Transfers
While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center or through the Internet at https://schwab.retirementpartner.com. Incoming Transfers to closed Sub-Accounts are not permitted; Transfers are permitted after Annuity Payouts from the Investment Segment have begun.
Your Request must specify:

•	the amounts being Transferred,

•	the Sub-Account(s) from which the Transfer is to be made, and

•	the Sub-Account(s) that will receive the Transfer.
 Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.

23

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity by anyone. Market timing activity may dilute the interests of contract owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed

24

by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account in the Investment Segment to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from a Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer

25

units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.

•
You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
   Average market value per unit $18.06
   Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your asset allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value

26

to maintain your desired asset allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
______________________________________________________________________________
How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:

•	Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).

•
You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and

27

prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center or via the Internet at https://schwab.retirementpartner.com; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.
If you request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.
Numerical Example
Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. If you elect the GLWB Rider, withdrawals from the Income Segment significantly could reduce, or even eliminate, the value of the GLWB. Before you decide to take a partial withdrawal from the Income Segment, you should carefully consider the terms and conditions of the GLWB and the impact of any withdrawal on your Benefit Base. If you do not specify from which Sub-Accounts to take the withdrawal, we will take it from all of your Sub-Accounts in the Investment Segment in proportion to the Annuity Account Value you have in each Sub-Account of the Investment Segment. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:

•	Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;

•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;

•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal requests submitted in writing must include your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:

(a)	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;

(b)	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or

(c)	any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.
After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

28

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including Guaranteed Lifetime Withdrawal Benefits.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see Federal Tax Matters below.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;

•	providing written confirmation of the transaction; and/or

•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. We currently do not permit partial withdrawals or surrenders by telephone; however you may request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer.
Option 1 – The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•
the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.

The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.85% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
For a full description of the circumstances under which we pay the Death Benefit, please see Distribution of Death Benefit below.

29

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or

•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Ownership and Assignment
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
In certain states the Contract permits you to change the Owner of the Contract. In such case you may change the Owner any time before the Owner’s death. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. In these states, a change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See Termination of the GLWB Rider below.
Grantor Trust Owned Annuity
We will issue the Contract to Grantor Trusts. We will allow a Grantor Trust to be the Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date. When the Contract is issued, a Grantor of the trust must be an Annuitant, and the Grantor’s spouse may be named as a Joint Annuitant. The Annuitant(s) may not be changed. Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth IRA annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or a Roth IRA annuity under Section 408A of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor(s), the

30

Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract.
Joint Annuitants
If the Contract is a Non-Qualified Annuity Contract, you are permitted to name a Joint Annuitant. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date. Joint Annuitants must be one another’s Spouse as of the Effective Date.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

ó	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and

ó	such distributions begin not later than one year after the Owner’s date of death.
If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.
A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
Distribution of Death Benefit
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:

(1)
If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Schwab Money Market Sub-Account;

(2)	If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the

31

non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Schwab Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.
The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.
If a Joint Annuitant is named, any reference below to death of the Annuitant means the death of the last surviving Joint Annuitant and the rules below regarding “Death of Owner Who is Not the Annuitant” will apply upon the death of the Owner rather than the rules below regarding the “Death of Owner Who Is the Annuitant.”
Death of Annuitant Who is Not the Owner of the Contract
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, no Death Benefit will be payable and the Owner (or the Grantor, if the Owner is a Grantor Trust) will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at any time, as provided in the Contract.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not

32

the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless you specify a certain date. Please note you are not required to designate a Contingent Annuitant.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
If you have selected Death Benefit Option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
Numerical Example
Sum of Contract and GLWB Rider Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.

Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•    Premium Tax, if applicable; and/or
•     charges against your Annuity Account Value for our assumption of mortality and expense risks; and/or

.	• Guarantee Benefit Fee, if applicable.
Mortality and Expense Risk Charge
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase

33

beyond 0.85%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. These fees and expenses are described in the prospectuses for the respective Portfolios. You bear these costs indirectly when you allocate to a Sub-Account.
Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation received by us for administrative services and received by GWFS for distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Periodic Withdrawals
You may request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

•	A minimum withdrawal amount of at least $100;

34

•	The calendar day of the month on which withdrawals will begin;

•	One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and

•	The type of allocation of withdrawals from the Investment Segment Sub-Accounts

Á	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or

Á
Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights.

•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.

•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.

•	The Investment Segment Account Value is zero.

•	You request that withdrawals stop.

•	You purchase an annuity payout option.

•	The Owner dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose. The amount paid will also vary as a result of investment performance.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. The duration may also vary as a result of investment performance.
Any other form of periodic withdrawal acceptable to Great-West, which is for a period of at least 36 months.

Annuity Payouts From the Investment Segment
You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not take annuity payouts from the Investment Segment, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of

35

15 years.
The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
Any other form of variable annuity payout that is acceptable to Great-West.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts, but you may continue to Transfer among and between Sub-Accounts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest us from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

36

Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts or Annuity Account, if applicable. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Segment Only)
Once payouts start from the Investment Segment under the annuity payout option you select:

•	no changes can be made in the payout option;

•	no additional Contributions to the Investment Segment will be accepted under the Contract; and

•	no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If on the Annuity Commencement Date we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see Federal Tax Matters below for details.
Guaranteed Lifetime Withdrawal Benefit
When you purchase the Contract, you have the option of allocating Contributions under the GLWB Rider to a Covered Fund(s) in the Income Segment. If you exercise this option, the GLWB will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.
GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions to the Covered Fund(s) on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund(s) Value no later than the 10th Business Day of the month following the calendar quarter end by means of the cancellation of Accumulation Units. The Guarantee Benefit Fee will be calculated based on your Covered Fund(s) Value, subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon thirty (30) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.

37

The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee is 1.00% of the Covered Fund(s) Value held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee for any reason, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon thirty (30) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund(s) Value. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion and for any reason, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need the happening of any event before we may change the Guarantee Benefit Fee.
Unless otherwise stated, any change to the fee will affect all assets in the Covered Fund(s) in the Income Segment.
If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Covered Fund(s)
The GLWB Rider provides protection relating to your Covered Funds by ensuring that, regardless of how your Covered Fund(s) actually performs or the actual Covered Fund Value when you begin your GAWs for retirement or other purposes, you will receive predictable income payments for as long as you live so long as specified conditions are met.
The Covered Fund(s) may be managed in a more conservative fashion than other Portfolios available to you, which may reduce overall volatility in investment performance, may reduce investment returns and may reduce the likelihood that we will be required to make payments under the GLWB Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Rider. If you do not purchase the GLWB Rider, it is possible that you may invest in other Portfolios that experience higher growth or lower losses, depending on the market, than the Covered Fund(s)’ experience. It is impossible to know how various investments will fare on a comparative basis.
We may, without your consent, offer new Covered Fund(s) or cease offering Covered Fund(s). We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under the GLWB Rider, or otherwise. If such a change is required, we will notify you in writing prior to the effective date of such change (generally 90 calendar days unless we are required to give less notice) to allow you to reallocate your Covered Fund Value to maintain your GLWB Rider benefits. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under the Rider unless and until you Transfer assets out of the Covered Fund or terminate your Contract, in which case your GLWB Rider will terminate. If you are if investing via an Automatic Bank Draft Plan to the closing Covered Fund or utilizing an automatic custom transfer feature such as Dollar Cost Averaging involving the closing Covered Fund, you should contact an annuity account representative to make alternate arrangements.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your the Covered Fund Value as of the date the fee is deducted each quarter.

38

 The Benefit Base
The Benefit Base is separate from your Covered Fund(s) Value. It is not a cash value. Rather, your Benefit Base is used to calculate Installment Payments during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund(s) Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund . Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Segment on the GLWB Rider Election Date.
Each Covered Fund will have its own Benefit Base. A Covered Fund Benefit Base cannot be transferred to another Covered Fund unless we require a Transfer as a result of the Covered Fund being eliminated or liquidated.

•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s).

•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.

•
On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)

A few things to keep in mind regarding the Benefit Base:

•
The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.

•	It is important that you do not confuse your Benefit Base with the Covered Fund(s) Value.

•
During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.

Subsequent Contributions to Your Covered Fund(s)
During the GLWB Accumulation Phase and the GAW Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Any subsequent GLWB Rider Contribution is subject to any minimum investment or Transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund(s) Value.
We reserve the right to reject additional GLWB Rider Contributions at any time and for any reason. Great-West will provide you with 30 days prior written notice if it determines not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.
Annual Adjustments to Your Benefit Base
During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

•	your current Benefit Base; or

39

•	your current Covered Fund(s) Value.
It is important to be aware that even though your Covered Fund(s) Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund(s) Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.
It is important to note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any value over $5 million will be considered excess Covered Fund(s) Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund(s) Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund(s) Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund(s) Value will be categorized as Excess Withdrawals.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund(s) Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund(s) Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund(s) Value immediately after the Excess Withdrawal to the Covered Fund(s) Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution or Transfer during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund(s) Value. A Distribution occurs when money is paid to you. A Transfer is the movement of money from one Covered Fund to any other Sub-Account, including another Covered Fund. If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.
Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000

40

Fees Associated with the Covered Fund(s)
Neither the Guarantee Benefit Fee nor the mortality and expense charge shall be treated as an Excess Withdrawal.
Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59½ years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund(s) Value and your Benefit Base (as described above).
If the Covered Person is not yet 59½ years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
In the case of a Non-Qualified Annuity Contract, if an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund(s) Value shall be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary shall become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Schwab Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the non-Spouse Beneficiary.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund(s) Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59½.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59½ years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to establish the GAW%, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59½ years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund(s) Value after the Excess Withdrawal to the previous Covered Fund(s) Value.
Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59½, any Distributions taken before then will be considered Excess Withdrawals and will be deducted

41

from the Covered Fund(s) Value and Benefit Base. See GLWB Accumulation Phase for more information. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
It is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a Reset of the GAW%. See Optional Reset of the GAW% During the GAW Phase below.
It is important to note that Installments during the GAW Phase will reduce your Covered Fund(s) Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person.
The GAW% for a single Covered Person is based on the following table:

Guaranteed Withdrawal Percentage for a Single Covered Person:

Age	GAW%
59.5 – 64	4.00%
65 – 69	5.00%
70 – 79	6.00%
80+	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Guaranteed Annual Withdrawal Percentage for Joint Covered Persons:

42

Age of the Younger Covered Person	GAW%
59.5 – 64	3.50%
65 – 69	4.50%
70 – 79	5.50%
80+	6.50%

To calculate the GAW, we multiply the Benefit Base by the GAW%, calculated based on the tables above, on the Initial Installment Date. The amount of the Installment equals the GAW divided by the number of payments per year under the elected Installment Frequency Option, as described below.
Numerical Examples of the Guaranteed Annual Withdrawal

Scenario #1: 72 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)

Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)

Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)

Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund(s) Value on a dollar-for-dollar basis.
Installment Frequency Options
Your Installment Frequency Options are as follows:

(a)	Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.

(b)	Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.

(c)	Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.

(d)	Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.

43

You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Great-West may allow Installments that in total over the year are less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future GAW amounts.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. (See Effect of Excess Withdrawals During the GAW Phase described below).
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.
Ratchet to Benefit Base During the GAW Phase
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
 On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a) the current Benefit Base; or
(b) the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base.
Optional Reset of the GAW% During the GAW Phase
Annually, you may Request a Reset of the GAW% within thirty (30) calendar days prior to the Ratchet Date. If requested, the Company shall multiply the Covered Fund Value as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. If so, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If it does not, the Reset will not take effect but a Ratchet may still occur. If the Reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not

44

change due to Reset.

Example:	If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than
    (Current GAW%) x (Current Benefit Base)

Then	(Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and
(Covered Fund Value) = (New Benefit Base)

Numerical Example When Reset is Beneficial:

Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So    New GAW is $7,200
New Benefit Base is $120,000
New GAW% of 6% will take effect.

Numerical Example When Reset is NOT Beneficial:

Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So    Because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
Additional GLWB Rider Contributions During the GAW Phase
Additional GLWB Rider Contributions made after the Initial Installment Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made and will increase the GAW amount for the current year.
To calculate the new GAW amount, we multiply the new Benefit Base by the current GAW%.
In addition, the amount of your next Installment payment will be equal to the new GAW amount divided by the number of payments per year under your elected Installment Frequency Option (assuming no Ratchet, Reset or Excess Withdrawal occurs before the next Installment payment).
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts

45

If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Schwab Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable state law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund(s) Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund(s) Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value shall be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be

46

adjusted by the ratio of the new Covered Fund(s) Value (after the Excess Withdrawal) to the previous Covered Fund(s) Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example:

Covered Fund Value before GAW =	$55,500

Benefit Base =	$100,000

GAW % =	5.5%

GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500
Excess Withdrawal =	$10,500 – $5,500 = $5,000

Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000

Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000

Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90

Adjusted Benefit Base =	$100,000 x 0.90 = $90,000

Adjusted GAW Amount =	$90,000 x 5.5% = $4,950

(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund(s) Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund(s) Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement

47

Phase.
Distributions and Transfers are not permitted during the Settlement Phase.
During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Segment
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the Contract be reissued as one new Contract with one of the former Spouses as sole Owner and Covered Person, or as two new Contracts, each with one of the former Spouses as Owner and Covered Person. Otherwise the Contract and GLWB Rider will be terminated. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date shall be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become and Owner and receive his or her proportional GAWs.

48

Pursuant to the agreement or decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the joint Covered Persons GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.
Termination of the GLWB Rider
The GLWB Rider will terminate upon the earliest of:
(a) the date of death of the Owner if there is no surviving Covered Person;
(b) the date there is no longer a Covered Person under the GLWB Rider;

49

(c) the date the Contract is terminated;
(d) the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
(e) the Annuity Commencement Date, if no Installments have been taken;
(f) when the Guarantee Benefit Fee is not received by Great-West, when due; or
(g) In those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce decree.
If the GLWB is canceled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB shall terminate. The Owner may not make any subsequent GLWB Rider Contributions into the same Covered Fund(s) until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date shall be recorded. In such an event, the Benefit Base will be based on the current Covered Fund(s) Value on the date the new GLWB is established.
We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.

You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.
Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

50

Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). Under a Grantor Trust, the Grantor(s), who must be a natural person(s), is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
Under a tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59½.

•	Made as a result of death or disability of the Owner.

•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

51

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.

•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•
If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.

•
If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

See the discussion below for Required Minimum Distributions from Qualified Annuity Contracts.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.

52

Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
1.        The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days, and
2.        Annuity payments that satisfy the partial annuitization rule of IRC § 72(a)(2) will not be treated as a distribution from either the old or new contract.
Rev. Proc. 2011-38 is effective for transfers that are completed on or after October 24, 2011.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Assignment, Transfer or Exchange of the Contract
Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
In certain states the Contract permits you to assign your interest in the Contract. In such states, you must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. In these states, an assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See Termination of the GLWB Rider above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Investment Income Surtax
In taxable years beginning in 2013, distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing

53

jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult the impact of the Investment Income Surtax on you with a competent tax advisor.
Domestic Partnerships, Civil Unions and Same-Sex Marriages
On August 29, 2013, the U.S. Department of the Treasury and the Internal Revenue Service, following the U.S. Supreme Court’s decision in United States v. Windsor, jointly announced the issuance of Revenue Ruling 2013-17, providing guidance on the federal taxation of same-sex couples. Windsor invalidated the limitation of marriage to opposite-sex couples in the federal Defense of Marriage Act (“DOMA”). Ruling 2013-17 holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple resides would recognize the marriage.
DOMA still affects the federal tax status of same-sex civil unions and domestic partnerships. For Federal tax purposes, the term “marriage” does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated as a marriage under that state’s law. Thus, domestic partners and individuals in civil unions are not treated as “Spouses” under this Contract. You are strongly encouraged to consult with a qualified financial advisor and/or tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code :

•	Only the Owner may be the Annuitant of the Contract;

•	Only one Owner may be established under the Contract;

•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;

•	The entire interest of the Owner is non-forfeitable;

•
The Contract is non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.

•
Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.

Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in § 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions shall not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
The Owner shall have the sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code.

54

It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s).
The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount.
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract shall be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70½. For that year, and each succeeding year, a distribution must also be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:

(a)	a single sum payment;

(b)	equal or substantially equal payments no less frequently than annually over the life of the Owner;

(c)	equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;

(d)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or

(e)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder shall be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
Distributions Upon Death in Qualified Annuity Contracts
Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest shall be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1)
If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing

55

on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.

2)
If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70½.

3)
If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.
Distribution of the Contracts
We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.
GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for the promotion and sale of the Contract as described below. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab an annual fee equal to 0.51% of average daily Series Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and the broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations.
You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes

56

and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
I f we do not receive timely instructions or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions which are received by us as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.

Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.

•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.

•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
• To cease accepting Contributions at any time for any reason.

•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•	To change the time or time of day that a valuation date is deemed to have ended.

•
To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

• To limit the number of Contracts that you may purchase.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

57

Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements and the related financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Cyber Security Risks
Our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential owner information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920

58

1-877-723-8723
rroc@greatwest.com
The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.
The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;

•	Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;

•	calculation of annuity payouts;

•	services;

•	withholding; and

•	financial statements.

59

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (0.65)	2014
ALGER LARGE CAP GROWTH
Value at beginning of period	10.00
Value at end of period	10.69
Number of accumulation units outstanding at end of period	2,221
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME
Value at beginning of period	10.00
Value at end of period	10.62
Number of accumulation units outstanding at end of period	37,351
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	10.00
Value at end of period	11.11
Number of accumulation units outstanding at end of period	4,726
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.45
Number of accumulation units outstanding at end of period	3,643
AMERICAN CENTURY VP BALANCED
Value at beginning of period	10.00
Value at end of period	10.48
Number of accumulation units outstanding at end of period	21,497
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	10.00
Value at end of period	10.69
Number of accumulation units outstanding at end of period	21,513
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	10.00
Value at end of period	9.33
Number of accumulation units outstanding at end of period	1,992
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.92
Number of accumulation units outstanding at end of period	12,692
AMERICAN CENTURY VP VALUE
Value at beginning of period	10.00
Value at end of period	10.68
Number of accumulation units outstanding at end of period	10,811
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.00
Value at end of period	9.93
Number of accumulation units outstanding at end of period	7,653

COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	10.00
Value at end of period	10.66
Number of accumulation units outstanding at end of period	8,063
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	10.00
Value at end of period	11.54
Number of accumulation units outstanding at end of period	8,003
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.10
Number of accumulation units outstanding at end of period	963
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	10.00
Value at end of period	8.91
Number of accumulation units outstanding at end of period	3,576
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	10.00
Value at end of period	10.26
Number of accumulation units outstanding at end of period	2,336
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	10.00
Value at end of period	11.11
Number of accumulation units outstanding at end of period	6,609
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	10.00
Value at end of period	11.03
Number of accumulation units outstanding at end of period	8,151
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	10.00
Value at end of period	10.84
Number of accumulation units outstanding at end of period	25,459
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	10.00
Value at end of period	9.55
Number of accumulation units outstanding at end of period	700
DEUTSCHE LARGE CAP VALUE VIP
Value at beginning of period	10.00
Value at end of period	10.48
Number of accumulation units outstanding at end of period	2,769
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	10.00
Value at end of period	10.60
Number of accumulation units outstanding at end of period	26,132

DEUTSCHE SMALL MID CAP GROWTH VIP
Value at beginning of period	10.00
Value at end of period	10.75
Number of accumulation units outstanding at end of period	1,646
DEUTSCHE SMALL MID CAP VALUE VIP
Value at beginning of period	10.00
Value at end of period	10.29
Number of accumulation units outstanding at end of period	459
DREYFUS IP MIDCAP STOCK
Value at beginning of period	10.75
Value at end of period	1,708.00
Number of accumulation units outstanding at end of period	21,419
DREYFUS VIF APPRECIATION
Value at beginning of period	10.00
Value at end of period	10.33
Number of accumulation units outstanding at end of period	14,671
DREYFUS VIF GROWTH AND INCOME
Value at beginning of period	10.00
Value at end of period	10.66
Number of accumulation units outstanding at end of period	16,147
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.00
Value at end of period	10.13
Number of accumulation units outstanding at end of period	3,641
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	10.00
Value at end of period	9.95
Number of accumulation units outstanding at end of period	966
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	10.00
Value at end of period	10.24
Number of accumulation units outstanding at end of period	1,533,824
INVESCO VI COMSTOCK
Value at beginning of period	10.00
Value at end of period	10.49
Number of accumulation units outstanding at end of period	3,652
INVESCO V.I. HIGH YIELD
Value at beginning of period	10.00
Value at end of period	9.74
Number of accumulation units outstanding at end of period	886
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.00
Value at end of period	9.58
Number of accumulation units outstanding at end of period	5,498

INVESCO V.I. TECHNOLOGY
Value at beginning of period	10.00
Value at end of period	10.65
Number of accumulation units outstanding at end of period	5,201
JANUS ASPEN BALANCED
Value at beginning of period	10.00
Value at end of period	10.38
Number of accumulation units outstanding at end of period	159,650
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	10.00
Value at end of period	10.04
Number of accumulation units outstanding at end of period	34,939
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	10.00
Value at end of period	10.31
Number of accumulation units outstanding at end of period	7,971
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	10.00
Value at end of period	8.92
Number of accumulation units outstanding at end of period	7,300
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	10.70
Number of accumulation units outstanding at end of period	1,755
MFS VIT INTERNATIONAL VALUE
Value at beginning of period	10.00
Value at end of period	9.63
Number of accumulation units outstanding at end of period	6,964
MFS VIT UTILITIES
Value at beginning of period	10.00
Value at end of period	10.04
Number of accumulation units outstanding at end of period	5,514
NVIT MID CAP INDEX
Value at beginning of period	10.00
Value at end of period	10.55
Number of accumulation units outstanding at end of period	34,583
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
Value at beginning of period	10.00
Value at end of period	10.93
Number of accumulation units outstanding at end of period	2,365
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	10.00
Value at end of period	9.00
Number of accumulation units outstanding at end of period	25,149

PIMCO VIT HIGH YIELD
Value at beginning of period	10.00
Value at end of period	9.90
Number of accumulation units outstanding at end of period	7,642
PIMCO VIT LOW DURATION
Value at beginning of period	10.00
Value at end of period	9.93
Number of accumulation units outstanding at end of period	11,705
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.00
Value at end of period	10.07
Number of accumulation units outstanding at end of period	19,912
PUTNAM VT EQUITY INCOME
Value at beginning of period	10.00
Value at end of period	10.62
Number of accumulation units outstanding at end of period	5,225
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	10.00
Value at end of period	11.81
Number of accumulation units outstanding at end of period	6,438
PUTNAM VT INVESTORS
Value at beginning of period	10.00
Value at end of period	10.81
Number of accumulation units outstanding at end of period	966
SCHWAB MONEY MARKET
Value at beginning of period	10.00
Value at end of period	9.96
Number of accumulation units outstanding at end of period	927,209
SCHWAB S&P 500 INDEX
Value at beginning of period	10.00
Value at end of period	10.79
Number of accumulation units outstanding at end of period	261,618
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	10.00
Value at end of period	9.92
Number of accumulation units outstanding at end of period	6,143
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	10.00
Value at end of period	10.70
Number of accumulation units outstanding at end of period	5,541
SENTINEL VARIABLE SMALL COMPANY
Value at beginning of period	10.00
Value at end of period	10.54
Number of accumulation units outstanding at end of period	12,813

T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	10.00
Value at end of period	12.23
Number of accumulation units outstanding at end of period	25,099
TEMPLETON FOREIGN VIP
Value at beginning of period	10.00
Value at end of period	8.61
Number of accumulation units outstanding at end of period	15,060
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	10.00
Value at end of period	9.86
Number of accumulation units outstanding at end of period	15,249
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	10.00
Value at end of period	10.90
Number of accumulation units outstanding at end of period	1,290
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	10.00
Value at end of period	10.64
Number of accumulation units outstanding at end of period	6,542.00
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
Value at beginning of period	10.00
Value at end of period	10.47
Number of accumulation units outstanding at end of period	2,648.00
INVESTMENT DIVISION (0.85)	2014
ALGER LARGE CAP GROWTH
Value at beginning of period	10.00
Value at end of period	10.68
Number of accumulation units outstanding at end of period	879
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME
Value at beginning of period	10.00
Value at end of period	10.61
Number of accumulation units outstanding at end of period	10,087
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	10.00
Value at end of period	11.09
Number of accumulation units outstanding at end of period	1,431
AMERICAN CENTURY VP BALANCED
Value at beginning of period	10.00
Value at end of period	10.47
Number of accumulation units outstanding at end of period	2,135
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	10.00
Value at end of period	10.67
Number of accumulation units outstanding at end of period	30,416

AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	10.00
Value at end of period	9.32
Number of accumulation units outstanding at end of period	1,761
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.91
Number of accumulation units outstanding at end of period	8,604
AMERICAN CENTURY VP VALUE
Value at beginning of period	10.00
Value at end of period	10.66
Number of accumulation units outstanding at end of period	25,749
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.00
Value at end of period	9.92
Number of accumulation units outstanding at end of period	4,410
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	10.00
Value at end of period	8.91
Number of accumulation units outstanding at end of period	4,188
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	10.00
Value at end of period	10.25
Number of accumulation units outstanding at end of period	4,965
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	10.00
Value at end of period	11.10
Number of accumulation units outstanding at end of period	725
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	10.00
Value at end of period	11.02
Number of accumulation units outstanding at end of period	11,722
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	10.00
Value at end of period	10.82
Number of accumulation units outstanding at end of period	9,573
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	10.00
Value at end of period	9.54
Number of accumulation units outstanding at end of period	2,663
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	10.00
Value at end of period	10.59
Number of accumulation units outstanding at end of period	3,281

DREYFUS IP MIDCAP STOCK
Value at beginning of period	10.00
Value at end of period	10.74
Number of accumulation units outstanding at end of period	12,923
DREYFUS VIF GROWTH AND INCOME
Value at beginning of period	10.00
Value at end of period	10.65
Number of accumulation units outstanding at end of period	11,068
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	10.00
Value at end of period	10.23
Number of accumulation units outstanding at end of period	650,644
INVESCO VI COMSTOCK
Value at beginning of period	10.00
Value at end of period	10.48
Number of accumulation units outstanding at end of period	28,025
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.00
Value at end of period	9.57
Number of accumulation units outstanding at end of period	14,223
INVESCO V.I. TECHNOLOGY
Value at beginning of period	10.00
Value at end of period	10.64
Number of accumulation units outstanding at end of period	960
JANUS ASPEN BALANCED
Value at beginning of period	10.00
Value at end of period	10.37
Number of accumulation units outstanding at end of period	179,351
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	10.00
Value at end of period	10.03
Number of accumulation units outstanding at end of period	21,973
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	10.00
Value at end of period	10.85
Number of accumulation units outstanding at end of period	6,284
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	10.00
Value at end of period	8.90
Number of accumulation units outstanding at end of period	11,110
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	10.69
Number of accumulation units outstanding at end of period	289

MFS VIT INTERNATIONAL VALUE
Value at beginning of period	10.00
Value at end of period	9.62
Number of accumulation units outstanding at end of period	11,548
MFS VIT UTILITIES
Value at beginning of period	10.00
Value at end of period	10.03
Number of accumulation units outstanding at end of period	984
NVIT MID CAP INDEX
Value at beginning of period	10.00
Value at end of period	10.53
Number of accumulation units outstanding at end of period	1,838
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	10.00
Value at end of period	9.87
Number of accumulation units outstanding at end of period	5,851
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	10.00
Value at end of period	8.99
Number of accumulation units outstanding at end of period	9,531
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
Value at beginning of period	10.00
Value at end of period	10.92
Number of accumulation units outstanding at end of period	2,053
PIMCO VIT HIGH YIELD
Value at beginning of period	10.00
Value at end of period	9.89
Number of accumulation units outstanding at end of period	460
PIMCO VIT LOW DURATION
Value at beginning of period	10.00
Value at end of period	9.92
Number of accumulation units outstanding at end of period	26,221
PIMCO VIT REAL RETURN
Value at beginning of period	10.00
Value at end of period	10.06
Number of accumulation units outstanding at end of period	25,119
PIONEER MID CAP VALUE VCT
Value at beginning of period	10.00
Value at end of period	10.66
Number of accumulation units outstanding at end of period	477
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	10.00
Value at end of period	10.06
Number of accumulation units outstanding at end of period	462

PUTNAM VT EQUITY INCOME
Value at beginning of period	10.00
Value at end of period	10.61
Number of accumulation units outstanding at end of period	31,741
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	10.00
Value at end of period	11.80
Number of accumulation units outstanding at end of period	867
PUTNAM VT INVESTORS
Value at beginning of period	10.00
Value at end of period	10.80
Number of accumulation units outstanding at end of period	23,108
SCHWAB MONEY MARKET
Value at beginning of period	10.00
Value at end of period	9.95
Number of accumulation units outstanding at end of period	189,971
SCHWAB S&P 500 INDEX
Value at beginning of period	10.00
Value at end of period	10.78
Number of accumulation units outstanding at end of period	70,252
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	10.00
Value at end of period	9.90
Number of accumulation units outstanding at end of period	32,980
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	10.00
Value at end of period	10.68
Number of accumulation units outstanding at end of period	943
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	10.00
Value at end of period	10.53
Number of accumulation units outstanding at end of period	2,099
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	10.00
Value at end of period	12.22
Number of accumulation units outstanding at end of period	22,629
TEMPLETON FOREIGN VIP
Value at beginning of period	10.00
Value at end of period	8.60
Number of accumulation units outstanding at end of period	13,904
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	10.00
Value at end of period	9.85
Number of accumulation units outstanding at end of period	8,786

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	10.00
Value at end of period	9.32
Number of accumulation units outstanding at end of period	733
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	10.00
Value at end of period	10.52
Number of accumulation units outstanding at end of period	3,522

Appendix B — Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, minus or plus
3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the results of:
1) the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; minus or plus
2) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.85% if you have selected Death Benefit Option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM

Individual Flexible Premium Deferred
Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 468-8661 (Outside Colorado)
(800) 547-4957 (Colorado)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2015, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-877-723-8723.

The date of this Statement of Additional Information is
May 1, 2015

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the “Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

Variable Annuity Options

The Company converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payout Period.

The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Retirement Resource Operations Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.    Safekeeping of Series Account Assets

The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.

B.    Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements and the related financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries included in this Statement of Additional Information in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.    Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc., a wholly owned subsidiary of the Company. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. GWFS has received no underwriting commissions in connection with this offering since it has been offered. The Contract generally will be issued for Annuitants from birth to age eighty-five.

D.    Administrative Services
Certain administrative services are provided by GWFS to assist the Company in processing the Contracts. These services are described in written agreements between GWFS and the Company.
WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

Foreign Account Tax Compliance Act (“FATCA”)

We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

Great-West Life & Annuity Insurance Company (a wholly-owned subsidiary of
GWL&A Financial Inc.)
Consolidated Balance Sheets as of December 31, 2014 and 2013
and Related Statements of Income, Comprehensive Income (Loss), Stockholder’s Equity and Cash Flows for Each of the Three Years in the Period Ended December 31, 2014 and Report of Independent Registered Public Accounting Firm

Item 8.                                 Financial Statements and Supplementary Data

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company
Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of income, comprehensive income (loss), stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedule listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 27, 2015

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2014 and 2013
(In Thousands, Except Share Amounts)

	December 31,
	2014	2013
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $18,953,144 and $17,807,359)	$20,162,078	$18,469,544
Fixed maturities, held for trading, at fair value (amortized cost of $331,081 and $333,892)	338,543	336,055
Mortgage loans on real estate (net of valuation allowances of $2,890 and $2,890)	3,363,570	3,134,255
Policy loans	4,130,062	4,185,472
Short-term investments (amortized cost of $263,501 and $294,287)	263,501	294,287
Limited partnership and other corporation interests	49,421	79,236
Other investments	16,068	17,574
Total investments	28,323,243	26,516,423
Other assets:
Cash	12,775	7,491
Reinsurance receivable	611,270	588,533
Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)	378,694	343,288
Investment income due and accrued	278,886	270,024
Collateral under securities lending agreements	13,741	18,534
Due from parent and affiliates	47,193	91,057
Goodwill	137,683	105,255
Other intangible assets	27,915	15,155
Other assets	773,651	707,856
Assets of discontinued operations	24,324	29,007
Separate account assets	27,718,844	26,630,904
Total assets	$58,348,219	$55,323,527

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2014 and 2013
(In Thousands, Except Share Amounts)

	December 31,
	2014	2013
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$25,968,411	$24,609,155
Policy and contract claims	339,104	345,261
Policyholders’ funds	335,484	345,689
Provision for policyholders’ dividends	58,577	62,797
Undistributed earnings on participating business	20,050	10,776
Total policy benefit liabilities	26,721,626	25,373,678
General liabilities:
Due to parent and affiliates	547,266	541,793
Commercial paper	98,589	98,990
Payable under securities lending agreements	13,741	18,534
Deferred income tax liabilities, net	314,616	106,849
Other liabilities	771,700	648,040
Liabilities of discontinued operations	24,324	29,007
Separate account liabilities	27,718,844	26,630,904
Total liabilities	56,210,706	53,447,795
Commitments and contingencies (See Note 21)
Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	777,664	774,115
Accumulated other comprehensive income	603,018	345,754
Retained earnings	749,799	748,831
Total stockholder’s equity	2,137,513	1,875,732
Total liabilities and stockholder’s equity	$58,348,219	$55,323,527

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Income
Years Ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2014	2013	2012
Revenues:
Premium income	$446,395	$464,093	$422,153
Fee income	729,179	618,244	535,823
Other revenue	7,506	7,355	—
Net investment income	1,228,388	1,091,389	1,191,551
Realized investment gains (losses), net:
Total other-than-temporary losses	(4,334)	(372)	(5,138)
Other-than-temporary (gains) losses transferred to other comprehensive income	—	(434)	(61)
Other realized investment gains (losses), net	151,705	(13,330)	121,916
Total realized investment gains (losses), net	147,371	(14,136)	116,717
Total revenues	2,558,839	2,166,945	2,266,244
Benefits and expenses:
Life and other policy benefits	643,420	650,584	682,088
(Decrease) increase in future policy benefits	(56,073)	5,575	(66,697)
Interest paid or credited to contractholders	575,400	505,698	519,499
Provision for policyholders’ share of (losses) earnings on participating business	(1,041)	3,976	(580)
Dividends to policyholders	60,739	66,258	64,000
Total benefits	1,222,445	1,232,091	1,198,310
General insurance expenses	780,991	650,347	596,649
Amortization of DAC and VOBA	44,845	59,645	60,479
Interest expense	37,286	37,329	37,387
Total benefits and expenses	2,085,567	1,979,412	1,892,825
Income before income taxes	473,272	187,533	373,419
Income tax expense	155,903	58,791	135,305
Net income	$317,369	$128,742	$238,114

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Comprehensive Income (Loss)
Years Ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Comprehensive Income
December 31, 2013 and 2012
(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2014	2013	2012
Net income	$317,369	$128,742	$238,114
Components of other comprehensive income (loss)
Unrealized holding gains (losses) arising on available-for-sale fixed maturity investments	586,458	(718,735)	534,028
Unrealized holding gains (losses) arising on cash flow hedges	20,137	3,102	(18,881)
Reclassification adjustment for (gains) losses realized in net income	(56,159)	(42,982)	(107,713)
Net unrealized gains (losses) related to investments	550,436	(758,615)	407,434
Future policy benefits, DAC and VOBA adjustments	(58,760)	190,995	(83,835)
Employee benefit plan adjustment	(95,886)	121,551	(68,650)
Other, net	(154,646)	312,546	(152,485)
Other comprehensive income (loss) before income taxes	395,790	(446,069)	254,949
Income tax expense (benefit) related to items of other comprehensive income	138,526	(156,124)	89,232
Other comprehensive income (loss) (1)	257,264	(289,945)	165,717
Total comprehensive income (loss)	$574,633	$(161,203)	$403,831

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $177, $18,388 and $26,583 for the years ended December 31, 2014, 2013 and 2012, respectively.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2012	$7,032	$768,247	$469,982	$668,812	$1,914,073
Net income				238,114	238,114
Other comprehensive income, net of income taxes			165,717		165,717
Dividends				(184,401)	(184,401)
Capital contribution - stock-based compensation		2,314			2,314
Income tax benefit on stock-based compensation		480			480
Balances, December 31, 2012	7,032	771,041	635,699	722,525	2,136,297
Net income				128,742	128,742
Other comprehensive loss, net of income taxes			(289,945)		(289,945)
Dividends				(102,436)	(102,436)
Capital contribution - stock-based compensation		2,578			2,578
Income tax benefit on stock-based compensation		496			496
Balances, December 31, 2013	7,032	774,115	345,754	748,831	1,875,732
Net income				317,369	317,369
Other comprehensive income, net of income taxes			257,264		257,264
Dividends				(316,401)	(316,401)
Capital contribution - stock-based compensation		3,384			3,384
Income tax benefit on stock-based compensation		165			165
Balances, December 31, 2014	$7,032	$777,664	$603,018	$749,799	$2,137,513

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

	Year ended December 31,
	2014	2013	2012
Cash flows from operating activities:
Net income	$317,369	$128,742	$238,114
Adjustments to reconcile net income to net cash provided by operating activities:
Losses allocated to participating policyholders	(1,041)	(804)	(580)
Amortization of premiums (accretion of discounts) on investments, net	(42,022)	(20,751)	(28,495)
Net realized (gains) losses on investments	(64,323)	(38,517)	(126,938)
Net proceeds (purchases) of trading securities	11,478	23,677	(220,646)
Interest credited to contractholders	571,860	507,987	515,356
Depreciation and amortization	76,461	81,061	82,595
Deferral of acquisition costs	(110,843)	(80,486)	(94,826)
Deferred income taxes	75,044	(24,087)	45,371
Amortization of low-income housing partnerships	21,713	31,918	39,621
Other, net	(4,984)	2,432	(2,681)
Changes in assets and liabilities:
Policy benefit liabilities	(151,096)	(49,980)	(192,755)
Reinsurance receivable	(18,054)	12,013	(15,893)
Investment income due and accrued	(8,951)	(12,448)	(8,654)
Other assets	(5,705)	(106,923)	(98,042)
Other liabilities	(6,568)	78,829	(37,444)
Net cash provided by operating activities	660,338	532,663	94,103
Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	4,124,159	4,022,064	4,308,965
Mortgage loans on real estate	384,306	289,531	172,950
Limited partnership interests, other corporation interests and other investments	7,555	22,200	12,530
Purchases of investments:
Fixed maturities, available-for-sale	(5,174,996)	(5,012,792)	(5,284,686)
Mortgage loans on real estate	(609,008)	(562,940)	(524,396)
Limited partnership interests, other corporation interests and other investments	(2,983)	(3,706)	(5,577)
Net change in short-term investments	22,096	(27,955)	81,058
Policy loans, net	(11,169)	(4,370)	4,983
Acquisition payment	(28,356)	—	—
Purchases of furniture, equipment and software	(35,537)	(20,618)	(23,525)
Net cash used in investing activities	(1,323,933)	(1,298,586)	(1,257,698)

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

	Year ended December 31,
	2014	2013	2012
Cash flows from financing activities:
Contract deposits	$2,709,043	$2,601,820	$2,881,112
Contract withdrawals	(1,757,936)	(1,780,048)	(1,636,066)
Change in due to/from parent and affiliates	49,337	(14,724)	37,598
Dividends paid	(316,401)	(102,436)	(184,401)
Proceeds from financing element derivatives	5,516	51,832	64,354
Payments for and interest (paid) received on financing element derivatives, net	(8,392)	(9,756)	4,470
Net commercial paper borrowings	(401)	1,003	451
Change in book overdrafts	(12,052)	13,840	(609)
Income tax benefit of stock option exercises	165	496	480
Net cash provided by financing activities	668,879	762,027	1,167,389

Net increase (decrease) in cash	5,284	(3,896)	3,794
Cash, beginning of year	7,491	11,387	7,593
Cash, end of year	$12,775	$7,491	$11,387

Supplemental disclosures of cash flow information:
Net cash received (paid) during the year for:
Income taxes	$46,453	$(10,327)	$53,281
Interest	(37,284)	(37,329)	(37,387)
Non-cash investing and financing transactions during the years:
Contingent consideration (See Note 2)	$(32,209)	$—	$—
Share-based compensation expense	(3,384)	(2,578)	(2,314)
Fair value of assets acquired in settlement of fixed maturity investments	—	—	(1,125)
Assets received from limited partnership investment distribution	—	(5,119)	—
Fixed maturity investments, available-for-sale acquired in reinsurance termination (See Note 4)	—	(44,104)	—
Policy loans acquired in reinsurance termination (See Note 4)	—	(6,468)	—
Fixed maturity investments, available-for-sale acquired in mortgage transfer (See Note 4)	—	(28,959)	—

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

1.  Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998.  GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company.  The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC, valuation of policy benefit liabilities, valuation of employee benefits plan obligation and the valuation of deferred tax assets or liabilities, net, and valuation of contingent consideration.  Actual results could differ from those estimates.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.     The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. Also included in AOCI is net unrealized gain or loss resulting from foreign currency translations of fixed maturity investments denominated in foreign currencies.

Premiums and discounts are recognized as a component of net investment income using the effective interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company also classifies certain fixed maturity investments as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

2.    Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions.  On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•
Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”).  In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.
Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;

•	The risks and rewards created by and shared through the entity and;

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

•	The entity’s participants’ ability to direct the activities, receive its benefits and absorb its losses.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.    Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.    Short-term investments include securities purchased with investment intent and with initial maturities of one year or less and are generally carried at fair value which is approximated from amortized cost.

6.    The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties.  The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio.  The borrower can return and the Company can request the loaned securities at any time.  The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term.  Securities lending transactions are accounted for as secured borrowings.  The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default.  The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned.  Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral.  Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Non-cash collateral is not recognized as the Company does not have effective control.

7.    The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;

•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;

•	The length of time for which the estimated fair value has been below cost;

•	Downgrade of a fixed maturity investment by a credit rating agency;

•	Deterioration of the financial condition of the issuer;

•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and

•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security.  If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred.  In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion),

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

which is recognized as a separate component in AOCI.  The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.  After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings.  The difference between the new amortized cost basis and the future cash flows is accreted into net investment income.  The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices, interest rate swap futures and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the consolidated balance sheets the fair value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Depending on whether the derivative instrument is designated a cash flow hedge or not qualifying for hedge accounting, the changes in fair value resulting from foreign currency translations are recorded in AOCI or net investment income, respectively. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies or equity markets may cause the Company to experience volatility in net income.

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions are utilized to enhance the return of the Company’s investment portfolio and are accounted for as derivative instruments not qualifying for hedge accounting. The Company purchases agency mortgage-backed TBAs yet does not always take physical delivery of a security but rather may roll the security into the next month. The Company generally takes physical delivery of a security before year end. Changes in fair value on open TBA transactions are recorded in net investment income while realized investment gains or losses are recorded once the Company cash settles or accepts physical delivery of a security.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed minimum withdrawal benefit liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets and fee revenue based on equity market performance and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets.  The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•
Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•
Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•
Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

•	U.S. states and their subdivisions - material event notices.

•	Short-term investments - valued based on amortized cost due to their short term nature and high credit quality of the issuers.

•	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

•
Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Common collective trusts - the net asset value based on the underlying trust investments.

•
Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.

•	Separate account assets - single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments.

•	Defined benefit plan limited partnership investments - capital account or net asset value adjusted for other relevant information.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting and reporting policies and procedures around the securities valuation process.

Internal pricing models may be used to value certain Level 3 securities. Internal model input assumptions may include: prepayment speeds, constant default rates and the Asset Backed Securities Index (“ABX Index”) spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate and the internally adjusted ABX Index spread. These models are recalibrated monthly by adjusting the inputs based on current public security market conditions and a monthly comparison to pricing vendor evaluations is performed and analyzed.

In some instances, securities are priced using external broker quotes.  In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained.  External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available.  Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices and takes into account the characteristics of the Company’s securities.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows.  The book overdrafts, in the amounts of $1,788 and $13,840, are included in other liabilities at December 31, 2014 and 2013, respectively.

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

useful life, ranging from five to seven years.  Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $66,012 and $50,134, are included in other assets at December 31, 2014 and 2013, respectively.  The Company capitalized $31,473, $14,640 and $17,593 of internal use software development costs during the years ended December 31, 2014, 2013 and 2012, respectively.

DAC and VOBA

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits on an annual basis. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and non-competition intangible asset in various acquisitions.  These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost.  The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company.  Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from two to 18 years (weighted average 15 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets.  The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s consolidated statements of income.
Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $15,349,322 and $14,296,153 at December 31, 2014 and 2013, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $10,569,147 and $10,263,043 at December 31, 2014 and 2013, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Minimum guarantees

The Company calculates additional reserve liabilities for certain variable annuity guaranteed death benefits. The additional reserve for such products recognizes the portion of contract assessments received to compensate the Company for death benefits. Reserves for annuity guaranteed minimum death benefits (“GMDB”) are determined by estimating the present value of expected benefits in excess of the projected account balance. Expected experience is based on a range of inputs and scenarios. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. Premiums, fee income and policyholder benefits are reported net of reinsurance ceded in the accompanying consolidated statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,804,898 and $6,754,435 at December 31, 2014 and 2013, respectively.  Participating business composed approximately 9% of the Company’s individual life insurance in-force at December 31, 2014 and 2013, and 21%, 32% and 20% of individual life insurance premium income for the years ended December 31, 2014, 2013 and 2012, respectively.  The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Revenue recognition

Life insurance premiums are recognized when due in premiums. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when due in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Share-based compensation

Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that is accounted for as an equity award that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Lifeco plan provides for granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

The Company maintains a Performance Share Unit Plan (“PSU plan”) that is accounted for as a liability award for senior executives of the Company. Under the PSU plan, performance share units are granted to certain senior executives of the Company, having a value equal to the participants’ deferred incentive compensation for the period. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The Company uses the fair value method to recognize the cost of share-based employee compensation under the PSU plan.

2.  Acquisition

Description of transaction

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market record-keeping business. This acquisition transformed the Company, together with Putnam Investments, LLC (“Putnam”), an affiliate of the Company, into the second largest provider based on the number of participants in the U.S. defined contribution market.

Allocation of purchase price

During the fourth quarter of 2014, the Company substantially completed its comprehensive evaluation of the fair value of the net assets acquired from RPS and the purchase price allocation. As a result, initial goodwill of $50,249 recognized upon the acquisition of RPS on August 29, 2014 in the Acquisition note to the September 30, 2014 condensed, consolidated interim unaudited financial statements has been adjusted in the fourth quarter of 2014, as a result of valuations received during the measurement period. Adjustments were made to the provisional amounts disclosed in the September 30, 2014 condensed, consolidated interim unaudited financial statements for the recognition and measurement of intangible assets, contingent consideration, accounts receivable, other assets, and accrued expenses and other liabilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company updated the previously reported allocation of purchase price as of September 30, 2014 for the measurement period adjustments that are reflected in the table below:

	As of September 30, 2014 (Unaudited)	Measurement Period Adjustment	As of December 31, 2014
Assets acquired and goodwill:
Goodwill (1)	$50,249	$(17,821)	$32,428
Other intangible assets (2)	—	16,291	16,291
Other assets
Fixed assets (3)	12,680	—	12,680
Accounts receivable (4)	24,050	105	24,155
Other (4)	1,224	(122)	1,102
Total other assets	37,954	(17)	37,937
Total assets acquired and goodwill	88,203	(1,547)	86,656

Liabilities assumed and contingent consideration:
Other liabilities
Accrued expenses and other (4)	26,108	772	26,880
Contingent consideration (5)	33,739	(1,530)	32,209
Total other liabilities	59,847	(758)	59,089
Total liabilities assumed and contingent consideration	$59,847	$(758)	$59,089

(1) Goodwill

Goodwill is calculated as the excess of the purchase price over the net assets recognized and represents the future economic benefits arising from other assets acquired and liabilities assumed that could not be individually identified (Level 3). Total goodwill resulting from the acquisition, in the amount of $32,428, is allocated to the Retirement Services segment. No portion of goodwill is expected to be deductible for tax purposes.

(2) Other Intangible Assets

Other intangible assets include customer relationships and non-competition intangible assets. The fair value of the customer relationships intangible asset was determined using the excess earnings method under the income approach (Level 3). This valuation method is based on first forecasting revenue for the existing customer base and then applying expected attrition rates. The operating cash flows are calculated by determining the cost required to generate revenue from the existing customer base. Key assumptions include projections of revenues generated from existing customers which includes an estimated rate of attrition, projections of operating expenses, and a discount rate of 14%.

The fair value of the non-competition intangible asset was determined using the with and without method under the income approach (Level 3). The premise associated with this valuation approach is that the value of an asset is represented by the differences in the subject business’ cash flows under scenarios where a) the asset is present and is used in operations; and b) the asset is absent and not used in operations. Such differences may arise due to additional revenue and/or cost savings associated with having the asset in place. Cash flow differentials are then discounted to present value to arrive at an estimate of fair value for the asset. Key assumptions include projected cash flows with the non-competition agreement in place, projected cash flows without the non-competition agreement in place, the expected time period under which the cash flow differences would occur, the probability of competition and success and a discount rate of 14%.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

(3) Fixed Assets

The fair value of property, plant and equipment and software was determined using a cost approach and a market approach (Level 2). The cost approach is based on current replacement cost and/or reproduction costs of the assets as new less depreciation attributable to physical, functional and economic factors. The market approach is based on market data for similar assets.

(4) Accounts receivable, other assets and accrued expenses and other liabilities

Accounts receivable, other assets and accrued expenses and other liabilities are current assets and liabilities that are generally carried at fair value which is approximated from the carrying value (Level 2).

(5) Contingent consideration

In addition to the cash paid during 2014, the Company is obligated to make an additional earnout payment based on the retention of aggregated revenue, as defined in the Purchase and Sale Agreement, 24 months after the close date. As such, the remaining earnout payment is due on August 29, 2016. The potential undiscounted amount of the earnout payment that the Company could be required to make under the contingent consideration arrangement is between zero and $50,000. The fair value of the contingent consideration of $32,209 was estimated by a discounted cash flow model (Level 3) which calculates the present value of a probability-weighted earnout using a discount rate of 3%.

Contingencies

At the date of the acquisition, RPS was the named defendant in four pending lawsuits. Per the terms of the acquisition, the Company is indemnified from any and all losses incurred in conjunction with the pending lawsuits. Due to the Company’s limited involvement with the pending legal proceedings, it is unable to make an estimate of the possible loss and related indemnity associated with these claims.

Revenues and earnings of the acquiree

From date of acquisition to December 31, 2014, RPS contributed $54,267 in revenue and $3,416 in net loss. These amounts are included in the consolidated statements of income for the year ended December 31, 2014.

Costs related to acquisition

The Company incurred $2,859 of acquisition costs for the year ended December 31, 2014. Such costs have been expensed as incurred and are included in general insurance expenses.

Pro-forma information

Supplementary pro-forma revenues and net earnings for the combined entity, as though the acquisition date for this business combination had been as of January 1, 2014, 2013 and 2012, respectively, have not been included as it is impracticable since historical records are not available.

3.  Application of Recent Accounting Pronouncements

Future adoption of new accounting pronouncements

In January 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-01 Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects (“ASU No. 2014-01”). ASU No. 2014-01 permits reporting entities to make an accounting election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. A reporting entity that uses the effective yield method to account for its investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those pre-existing investments. ASU 2014-01 is effective for public business entities for annual periods and interim reporting periods within those annual periods,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

beginning after December 15, 2014. The Company currently uses the effective yield method for its investments in qualified affordable housing projects. As such, the Company does not expect the adoption of this ASU to have a material effect on the Company’s financial position or results of operations.

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014-09”). The update outlines a comprehensive model for accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to other fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and record-keeping services and investment advisory services. The core principle of the model requires that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In adopting ASU No. 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for public business entities for interim and annual periods beginning after December 15, 2016. Early adoption is not permitted. The Company is currently evaluating the impact of this update on its financial statements.

In June 2014, the FASB issued ASU No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU No. 2014-11”). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for public business entities for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Company is currently evaluating the impact of this update on its financial statements.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40). The update will require management to evaluate whether there is substantial doubt about the Company’s ability to continue as a going concern. If there is substantial doubt about the Company’s ability to continue as a going concern, the Company will be required to disclose that fact, along with managements’ evaluation of the effectiveness of its plan to alleviate that doubt. The update defines substantial doubt as when it is probable that the Company will be unable to meet its obligations as they become due within one year of the date the financial statements are issued. The assessment and disclosure requirements, if applicable, will be required quarterly. The update is effective for the annual period ending after December 15, 2016, and for interim and annual periods thereafter. The Company does not expect this update to have an impact on the Company’s financial statements.

In November 2014, the FASB issued ASU 2014-17, Pushdown Accounting (Topic 805). The update gives an acquired entity the option of applying pushdown accounting in its stand-alone financial statements when a change in control occurs. The update is effective immediately and will apply to business combinations executed by the Company after November 18, 2014.

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis (Topic 810). The update primarily amends the criteria used to evaluate whether certain variable interest entities should be consolidated. The update also modifies the criteria used to determine whether partnerships and similar entities are variable interest entities. The update is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted, including in the interim periods. The Company is currently evaluating the impact of this update on its financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

4.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following amounts related to reinsurance ceded to and assumed from related parties:

	December 31,
	2014	2013
Reinsurance receivable	$529,921	$502,471
Future policy benefits	1,812,077	1,887,182

Included in the consolidated statements of income are the following related party amounts:

	Year Ended December 31,
	2014	2013	2012
Premium income, net of related party premiums ceded of $13,901, $(30,114) and $18,112	$71,453	$137,785	$85,873
Life and other policy benefits, net of reinsurance recoveries of $4,594, $(536) and $12,562	209,102	216,809	215,880
Decrease in future policy benefits	(46,915)	(2,556)	(39,439)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2014	2013	2012
Provides corporate support service	The Canada Life Assurance Company (“CLAC”) (1), Great-West Life Assurance Company (“Great-West Life”) (1), MAM Holding Inc. (1) and Putnam (2)	$(2,055)	$(1,971)	$(1,698)	General insurance expense
Receives corporate support services	CLAC (1), Great-West Life (1) and Putnam (2)	4,053	2,556	2,610	General insurance expense
Provides investment advisory and administrative services to U.S. branches of Lifeco insurance subsidiaries	CLAC (1) and Great-West Life (1)	1,803	2,586	2,929	Net investment income
Provides investment advisory and administrative services to Canadian subsidiaries of of Lifeco	CLAC (1), Great-West Life (1) and London Life Financial Corporation (“London Life”) (1)	3,912	4,487	4,841	Fee income
Provides record-keeping services	CLAC (1) and Putnam (2)	13,956	10,625	7,677	Fee income
Provides U.S. tax services	London Life (1), LRG (US) Inc. (1), Putnam (2), Thomas H. Lee Partners L.P. (1) and CLAC (1)	(402)	(361)	(352)	General insurance expense
Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Putnam (2)	7,506	—	—	Other revenue
		—	8,114	6,206	Fee income
Received internally developed internal use software	Putnam (2)	1,008	—	—	Other assets

(1) An indirect wholly-owned subsidiary of Lifeco
(2) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2014	2013
GWL&A Financial	On account	On demand	$32,572	$23,396
Lifeco U.S.	On account	On demand	13,369	64,786
Other related party receivables	On account	On demand	1,252	2,875
Total			$47,193	$91,057

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2014	2013
GWL&A Financial (1)	Surplus note	November 2034	$194,446	$194,418
GWL&A Financial (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial	Note interest	May 2014	4,701	4,701
Putnam	On account	On demand	7,257	—
CLAC	On account	On demand	3,986	6,038
Great-West Life	On account	On demand	1,739	1,514
London Life	On account	On demand	1,737	1,722
Total			$547,266	$541,793

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,446 and $194,418 at December 31, 2014 and 2013, respectively.  The surplus note bears interest at the rate of 6.675% per annum, payable in arrears each May and November.  The note matures on November 14, 2034.
(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400.  The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears each May and November until May 16, 2016.  After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”).  The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016.  The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law.  Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below 2.5 times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,059 for the years ended December 31, 2014, 2013 and 2012. Included in other liabilities on the consolidated balance sheets at December 31, 2014 and 2013 is $4,701 of interest payable attributable to these related party debt obligations.

The Company’s wholly owned subsidiary Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC.  GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support.  The first letter of credit is for $1,168,800 and renews annually until it expires on July 3, 2027.  The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2014 and 2013 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $522,180 and $495,140 of funds withheld assets as of December 31, 2014 and 2013, respectively.  CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum. The interest income, in the amount of $21,295, $20,876 and $19,382, is included in net investment income for the years ended December 31, 2014, 2013 and 2012, respectively.

A subsidiary of the Company, Great-West Capital Management, LLC, serves as a Registered Investment Advisor to Great-West Funds, Inc., an affiliated open-end management investment company, to several affiliated insurance company separate accounts and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts.  Included in fee income on the consolidated statements of income are $126,726, $107,854 and $84,137 of advisory, management and trustee fee income from these affiliated entities for the years ended December 31, 2014, 2013 and 2012, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds.  The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company.  During the years ended December 31, 2014, 2013 and 2012, these purchases totaled $132,961, $198,107 and $131,593, respectively.  As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $343,471 and $333,074 at December 31, 2014 and 2013, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

On January 1, 2013, the Company terminated its reinsurance agreement with its affiliate, CLAC, pursuant to which it had ceded certain participating life business on a coinsurance basis.

The Company recorded, at fair value, the following on January 1, 2013, in its consolidated balance sheet in connection with the termination of the reinsurance agreement:

Assets		Liabilities
Fixed maturities, available-for-sale	$44,104	Undistributed earnings on participating business	$4,781
Policy loans	6,468	Due to parent and affiliates	3,841
Reinsurance receivable	(42,297)
Investment income due and accrued	347
Total	$8,622	Total	$8,622

The Company recorded the following on January 1, 2013, in its consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income	$42,297
Other revenue	7,355
Total	49,652

Increase in future policy benefits	41,297
Dividends to policyholders	1,000
Total	42,297

Participating policyholders’ net income before income taxes	7,355
Income tax expense	2,574
Participating policyholders’ income	4,781

Provision for policyholders’ share of earnings on participating business	4,781
Net income available to shareholder	$—

In 2013, the Company performed its regular review of the investment portfolios.  As a result of that review, on December 1, 2013, the Company transferred $3,862 of cash and two mortgages with a market value of $28,959 to CLAC in exchange for four fixed maturity investments with a market value of $32,821.  As a result of the transaction, the Company recognized realized investment loss of $1,041.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

5.  Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2014
	Amortized	Gross unrealized	Gross unrealized	Estimated fair value	OTTI (gain) loss
Fixed maturities:	cost	gains	losses	and carrying value	included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,478,153	$70,597	$1,494	$3,547,256	$—
Obligations of U.S. states and their subdivisions	1,885,715	287,668	899	2,172,484	—
Foreign government securities	2,455	—	4	2,451	—
Corporate debt securities (2)	11,258,517	763,036	82,104	11,939,449	(2,228)
Asset-backed securities	1,263,089	149,152	13,702	1,398,539	(96,603)
Residential mortgage-backed securities	167,793	7,368	1,932	173,229	(185)
Commercial mortgage-backed securities	886,748	32,556	1,099	918,205	—
Collateralized debt obligations	10,674	—	209	10,465	—
Total fixed maturities	$18,953,144	$1,310,377	$101,443	$20,162,078	$(99,016)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.  OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.
(2) Includes perpetual debt investments with amortized cost of $157,742 and estimated fair value of $131,799.

	December 31, 2013
	Amortized	Gross unrealized	Gross unrealized	Estimated fair value	OTTI (gain) loss
Fixed maturities:	cost	gains	losses	and carrying value	included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,044,185	$43,827	$23,373	$3,064,639	$—
Obligations of U.S. states and their subdivisions	1,763,797	196,742	16,952	1,943,587	—
Foreign government securities	2,617	—	14	2,603	—
Corporate debt securities (2)	10,454,252	568,261	223,532	10,798,981	(2,553)
Asset-backed securities	1,553,510	131,277	29,150	1,655,637	(98,502)
Residential mortgage-backed securities	244,723	8,335	3,473	249,585	(129)
Commercial mortgage-backed securities	731,688	21,951	11,515	742,124	—
Collateralized debt obligations	12,587	14	213	12,388	—
Total fixed maturities	$17,807,359	$970,407	$308,222	$18,469,544	$(101,184)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.  OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.
(2) Includes perpetual debt investments with amortized cost of $172,054 and estimated fair value of $143,644.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

See Note 8 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below.  Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2014
	Amortized cost	Estimated fair value
Maturing in one year or less	$567,095	$595,521
Maturing after one year through five years	3,583,929	3,887,276
Maturing after five years through ten years	4,098,780	4,331,464
Maturing after ten years	5,203,246	5,636,566
Mortgage-backed and asset-backed securities	5,500,094	5,711,251
Total fixed maturities	$18,953,144	$20,162,078

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2014	2013	2012
Proceeds from sales	$2,705,999	$2,518,568	$2,697,809
Gross realized gains from sales	47,852	71,758	113,984
Gross realized losses from sales	1,229	27,792	4,371

Included in net investment income are unrealized gains (losses) of $3,119, $(9,447) and $(634) on held for trading fixed maturity investments still held at December 31, 2014, 2013 and 2012, respectively.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31, 2014	December 31, 2013
Principal	$3,356,374	$3,124,626
Unamortized premium (discount) and fees, net	10,086	12,519
Mortgage provision allowance	(2,890)	(2,890)
Total mortgage loans	$3,363,570	$3,134,255

The recorded investment of the mortgage loan portfolio categorized as performing was $3,366,460 and $3,137,145 as of December 31, 2014 and 2013, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2014	2013	2012
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,890	$2,890	$21,130
Provision increases	—	273	1,067
Charge-off	—	(273)	(992)
Recovery	—	—	(75)
Provision decreases	—	—	(18,240)
Ending balance	$2,890	$2,890	$2,890

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$2,890	$2,890	$2,890

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$3,366,460	$3,137,145	$2,884,648
Individually evaluated for impairment	12,986	13,906	14,970
Collectively evaluated for impairment	3,353,474	3,123,239	2,869,678

Limited partnership and other corporation interests - At December 31, 2014 and 2013, the Company had $49,421 and $79,236, respectively, invested in limited partnership and other corporation interests.  Included in limited partnership interests are investments in low-income housing partnerships (“LIHLP”) that qualify for federal and state tax credits and ownership interests in pooled investment funds.

The Company has determined each investment in LIHLP to be considered a VIE but consolidation was not required because the Company has no power through voting rights or similar rights to direct the activities that most significantly impact the entities’ economic performance. As a 99% limited partner in various upper-tier LIHLPs, the Company expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense.  The general partner is most closely involved in the development and management of the LIHLP project and has a small ownership of the partnership.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $7,464 and $31,563 at December 31, 2014 and 2013, respectively.

Special deposits and securities lending - The Company had securities on deposit with government authorities as required by certain insurance laws with fair values of $14,612 and $14,072 at December 31, 2014 and 2013, respectively.

The Company participates in a securities lending program whereby securities are loaned to third parties.  Securities with a cost or amortized cost of $15,252 and $28,178 and estimated fair values of $15,423 and $27,166 were on loan under the program at December 31, 2014 and 2013, respectively.  The Company received cash of $13,741 and $18,534 and securities with a fair value of $2,131 and $9,424 as collateral at December 31, 2014 and 2013, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2014
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$566,335	$503	$74,322	$991	$640,657	$1,494
Obligations of U.S. states and their subdivisions	18,280	218	41,064	681	59,344	899
Foreign government securities	2,451	4	—	—	2,451	4
Corporate debt securities	836,263	16,775	764,528	65,329	1,600,791	82,104
Asset-backed securities	88,312	849	200,072	12,853	288,384	13,702
Residential mortgage-backed securities	4,663	11	24,052	1,921	28,715	1,932
Commercial mortgage-backed securities	35,015	127	57,333	972	92,348	1,099
Collateralized debt obligations	10,465	209	—	—	10,465	209
Total fixed maturities	$1,561,784	$18,696	$1,161,371	$82,747	$2,723,155	$101,443
Total number of securities in an unrealized loss position		134		153		287

	December 31, 2013
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$2,399,373	$23,156	$5,192	$217	$2,404,565	$23,373
Obligations of U.S. states and their subdivisions	214,979	16,713	837	239	215,816	16,952
Foreign government securities	2,603	14	—	—	2,603	14
Corporate debt securities	2,632,093	144,367	511,376	79,165	3,143,469	223,532
Asset-backed securities	305,377	12,763	305,740	16,387	611,117	29,150
Residential mortgage-backed securities	32,131	3,454	1,011	19	33,142	3,473
Commercial mortgage-backed securities	177,395	6,703	48,825	4,812	226,220	11,515
Collateralized debt obligations	—	—	12,356	213	12,356	213
Total fixed maturities	$5,763,951	$207,170	$885,337	$101,052	$6,649,288	$308,222
Total number of securities in an unrealized loss position		458		109		567

Fixed maturity investments - Total unrealized losses and OTTI decreased by $206,779, or 67%, from December 31, 2013 to December 31, 2014.  The majority, or $188,474, of the decrease was in the less than twelve months category. The decrease in unrealized losses was across all asset classes and reflects lower interest rates at December 31, 2014 compared to December 31, 2013.

Total unrealized losses greater than twelve months decreased by $18,305 from December 31, 2013 to December 31, 2014.  Corporate debt securities account for 79%, or $65,329, of the unrealized losses and OTTI greater than twelve months at December 31, 2014. Non-investment grade corporate debt securities account for $9,921 of the unrealized losses and OTTI greater than twelve months and $8,899 of the losses are on perpetual debt investments issued by investment grade rated banks in the United Kingdom. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Asset-backed securities account for 16% of the unrealized losses and OTTI greater than twelve months at December 31, 2014.  The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2014	2013	2012
Beginning balance	$167,961	$167,788	$186,999
Additions:
Initial impairments - credit loss on securities not previously impaired	—	—	4,429
Credit loss recognized on securities previously impaired	—	173	—
Reductions:
Due to sales, maturities, or payoffs during the period	(646)	—	(23,640)
Due to increases in cash flows expected to be collected that are recognized over the remaining life of the security	(47,783)	—	—
Ending balance	$119,532	$167,961	$167,788

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2014	2013	2012
Investment income:
Fixed maturity and short-term investments	$816,907	$766,367	$808,215
Mortgage loans on real estate	149,497	147,944	138,411
Policy loans	207,013	206,718	213,300
Limited partnership interests	9,128	9,131	7,566
Net interest on funds withheld balances under reinsurance agreements, related party	21,295	20,876	19,382
Derivative instruments (1)	39,533	(44,610)	16,008
Other	5,008	3,321	5,222
	1,248,381	1,109,747	1,208,104
Investment expenses	(19,993)	(18,358)	(16,553)
Net investment income	$1,228,388	$1,091,389	$1,191,551

(1) Includes gains (losses) on the hedged asset for fair value hedges.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2014	2013	2012
Realized investment gains (losses):
Fixed maturity and short-term investments	$54,219	$37,312	$105,675
Derivative instruments	90,504	(62,077)	(10,221)
Mortgage loans on real estate	6,857	10,895	21,471
Other	(4,209)	(266)	(208)
Realized investment gains (losses)	$147,371	$(14,136)	$116,717

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account.  This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

6.  Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master agreements or Master Securities Forward Transaction Agreements (“MSFTA”) with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The ISDA master agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold.  The MSFTA contain provisions which do not stipulate a threshold for default and only apply to debt obligations between the Company and the specific counterparty. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $141,653 and $167,743 as of December 31, 2014 and 2013, respectively.  The Company had pledged collateral related to these derivatives of $106,110 and $143,540 as of December 31, 2014 and 2013, respectively, in the normal course of business.  If the credit-risk-related contingent features were triggered on December 31, 2014, the fair value of assets that could be required to settle the derivatives in a net liability position was $35,543.

At December 31, 2014 and 2013, the Company had pledged $106,110 and $143,710, respectively, of unrestricted cash collateral to counterparties in the normal course of business.

At December 31, 2014, the Company estimated $8,500 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months. Gains and losses included in AOCI are reclassified into net income when the hedged item affects earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate.  Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Fair value hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected.  These derivative instruments include:  exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures.  Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk.  These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

Cross-currency contracts

Cross-currency swaps are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars.  The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars.  Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected.

Equity contracts

Futures on equity indices are used to reduce the Company’s exposure to equity market risks; however, hedge accounting is not elected.  The Company is hedging the risk of declining equity market values having an adverse effect on fee income collected on equity funds. The Company also uses futures on equity indices to offset changes in guaranteed minimum withdrawal benefit liabilities.

Other contracts

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs).  These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools.  As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected.  These transactions are disclosed as Other forward contracts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments:

	December 31, 2014
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value (1)	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$17,746	$17,746	$—
Cross-currency swaps	174,245	2,322	5,143	2,821
Total cash flow hedges	358,445	20,068	22,889	2,821

Fair value hedges:
Interest rate swaps	78,000	1,506	1,637	131
Total fair value hedges	78,000	1,506	1,637	131

Total derivatives designated as hedges	436,445	21,574	24,526	2,952

Derivatives not designated as hedges:
Interest rate swaps	128,100	4,402	6,246	1,844
Futures on equity indices	5,505	—	—	—
Interest rate futures	17,958	—	—	—
Interest rate swaptions	293,964	271	271	—
Cross-currency swaps	662,935	(127,230)	4,561	131,791
Total derivatives not designated as hedges	1,108,462	(122,557)	11,078	133,635
Total derivative financial instruments	$1,544,907	$(100,983)	$35,604	$136,587

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2013
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value (1)	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$13,829	$13,829	$—
Cross-currency swaps	102,545	(7,843)	—	7,843
Total cash flow hedges	286,745	5,986	13,829	7,843

Fair value hedges:
Interest rate swaps	78,000	4,951	5,098	147
Total fair value hedges	78,000	4,951	5,098	147

Total derivatives designated as hedges	364,745	10,937	18,927	7,990

Derivatives not designated as hedges:
Interest rate swaps	55,600	(2,038)	1,454	3,492
Futures on equity indices	3,483	—	—	—
Interest rate futures	16,233	—	—	—
Interest rate swaptions	494,774	1,176	1,176	—
Cross-currency swaps	557,676	(154,340)	1,921	156,261
Total derivatives not designated as hedges	1,127,766	(155,202)	4,551	159,753
Total derivative financial instruments	$1,492,511	$(144,265)	$23,478	$167,743

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity.  Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. The average notional outstanding during the year ended December 31, 2014 was $340,262, $732,581, $21,702, $407,552, and $4,217,408 for interest rate swaps, cross-currency swaps, futures, swaptions and other forward contracts, respectively. The average notional outstanding during the year ended December 31, 2013 was $351,579, $608,787, $46,564, $606,374, and $3,543,173 for interest rate swaps, cross-currency swaps, futures, swaptions and other forward contracts, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present the effect of derivative instruments in the consolidated statement of income reported by cash flow hedges, fair value hedges and economic hedges:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)
	Year Ended December 31,			Year Ended December 31,
	2014	2013	2012	2014	2013	2012
Cash flow hedges:
Interest rate swaps	$9,096	$(12,285)	$5,220	$7,462	$5,067	$2,856	(A)
Cross-currency swaps	11,041	15,387	(24,101)	1,030	—	—	(A)
Cross-currency swaps	—	—	—	(154)	—	—	(B)
Interest rate futures	—	—	—	70	63	63	(A)
Total cash flow hedges	$20,137	$3,102	$(18,881)	$8,408	$5,130	$2,919

(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income				Gain (loss) on hedged assets recognized in net income
	Year Ended December 31,				Year Ended December 31,
	2014	2013	2012		2014	2013	2012
Fair value hedges:
Interest rate swaps	$(3,444)	$6,342	$(380)	(A)	$—	$—	$—
Interest rate swaps	—	1,909	—	(B)	—	—	—
Items hedged in interest rate swaps	—	—	—		3,439	(5,308)	380	(A)
Items hedged in interest rate swaps	—	—	—		—	(2,943)	—	(B)
Total fair value hedges (1)	$(3,444)	$8,251	$(380)		$3,439	$(8,251)	$380

(1) Hedge ineffectiveness of ($5), zero and zero was recognized during the year ended December 31, 2014, 2013 and 2012, respectively.
(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income
	Year Ended December 31,
	2014		2013		2012
Derivatives not designated as hedging instruments:
Futures on equity indices	$(41)	(A)	$(97)	(A)	$2	(A)
Futures on equity indices	(534)	(B)	(3,396)	(B)	(774)	(B)
Interest rate swaps	6,508	(A)	(3,668)	(A)	8,620	(A)
Interest rate swaps	—	(B)	(622)	(B)	(4,979)	(B)
Interest rate futures	(51)	(A)	(458)	(A)	164	(A)
Interest rate futures	305	(B)	303	(B)	(2,641)	(B)
Interest rate swaptions	2,424	(A)	3,241	(A)	862	(A)
Interest rate swaptions	(3,578)	(B)	(2,828)	(B)	(1,827)	(B)
Other forward contracts	94,465	(B)	(57,442)	(B)	—	(B)
Cross-currency swaps	24,588	(A)	(50,111)	(A)	—	(A)
Total derivatives not designated as hedging instruments	$124,086		$(115,078)		$(573)
(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

7.  Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions with several approved counterparties. The Company’s derivative transactions are generally governed by ISDA or MSFTA Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties.  The Company’s ISDA and MSFTA Master Agreements generally include provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held.  The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2014
		Gross fair value not offset
		in balance sheets
	Gross fair value of	Financial	Cash collateral	Net
Financial instruments:	recognized assets/liabilities (1)	instruments	received/(pledged)	fair value
Derivative instruments (assets) (2)	$32,895	$(32,595)	$279	$21
Derivative instruments (liabilities) (3)	140,655	(32,595)	(105,929)	2,131

	December 31, 2013
		Gross fair value not offset
		in balance sheets
	Gross fair value of	Financial	Cash collateral	Net
Financial instruments:	recognized assets/liabilities (1)	instruments	received/(pledged)	fair value
Derivative instruments (assets) (2)	$25,250	$(25,023)	$—	$227
Derivative instruments (liabilities) (3)	171,387	(25,023)	(143,540)	2,824

(1) The gross fair value of derivative instruments are not netted against offsetting liabilities for presentation on the consolidated balance sheets.
(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.
(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

8.  Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,547,256	$—	$3,547,256
Obligations of U.S. states and their subdivisions	—	2,172,484	—	2,172,484
Foreign government securities	—	2,451	—	2,451
Corporate debt securities	—	11,933,607	5,842	11,939,449
Asset-backed securities	—	1,398,503	36	1,398,539
Residential mortgage-backed securities	—	173,229	—	173,229
Commercial mortgage-backed securities	—	918,205	—	918,205
Collateralized debt obligations	—	10,465	—	10,465
Total fixed maturities available-for-sale	—	20,156,200	5,878	20,162,078
Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	279,602	—	279,602
Corporate debt securities	—	57,850	—	57,850
Commercial mortgage-backed securities	—	1,091	—	1,091
Total fixed maturities held for trading	—	338,543	—	338,543
Short-term investments	156,935	106,566	—	263,501
Collateral under securities lending agreements	13,741	—	—	13,741
Collateral under derivative counterparty collateral agreements	106,901	—	—	106,901
Derivative instruments designated as hedges:
Interest rate swaps	—	19,383	—	19,383
Cross-currency swaps	—	5,143	—	5,143
Derivative instruments not designated as hedges:
Interest rate swaps	—	6,246	—	6,246
Interest rate swaptions	—	271	—	271
Cross-currency swaps	—	4,561	—	4,561
Total derivative instruments	—	35,604	—	35,604
Separate account assets	16,146,057	11,572,787		27,718,844
Total assets	$16,423,634	$32,209,700	$5,878	$48,639,212

Liabilities
Payable under securities lending agreements	$13,741	$—	$—	$13,741
Collateral under derivative counterparty collateral agreements	791	—	—	791
Derivative instruments designated as hedges:
Interest rate swaps	—	131	—	131
Cross-currency swaps	—	2,821	—	2,821
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,844	—	1,844
Cross-currency swaps	—	131,791	—	131,791
Total derivative instruments	—	136,587	—	136,587
Separate account liabilities (1)	15	217,712	—	217,727
Total liabilities	$14,547	$354,299	$—	$368,846

(1) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,064,639	$—	$3,064,639
Obligations of U.S. states and their subdivisions	—	1,943,587	—	1,943,587
Foreign government securities	—	2,603	—	2,603
Corporate debt securities	—	10,792,329	6,652	10,798,981
Asset-backed securities	—	1,402,679	252,958	1,655,637
Residential mortgage-backed securities	—	249,585	—	249,585
Commercial mortgage-backed securities	—	742,124	—	742,124
Collateralized debt obligations	—	12,356	32	12,388
Total fixed maturities available-for-sale	—	18,209,902	259,642	18,469,544
Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	236,000	—	236,000
Corporate debt securities	—	58,171	—	58,171
Asset-backed securities	—	40,858	—	40,858
Commercial mortgage-backed securities	—	1,026	—	1,026
Total fixed maturities held for trading	—	336,055	—	336,055
Short-term investments	254,378	39,909	—	294,287
Collateral under securities lending agreements	18,534	—	—	18,534
Collateral under derivative counterparty collateral agreements	143,710	—	—	143,710
Derivative instruments designated as hedges:
Interest rate swaps	—	18,927	—	18,927
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,454	—	1,454
Interest rate swaptions	—	1,176	—	1,176
Cross-currency swaps	—	1,921	—	1,921
Total derivative instruments	—	23,478	—	23,478
Separate account assets	14,861,680	11,769,224	—	26,630,904
Total assets	$15,278,302	$30,378,568	$259,642	$45,916,512

Liabilities
Payable under securities lending agreements	$18,534	$—	$—	$18,534
Derivative instruments designated as hedges:
Interest rate swaps	—	147	—	147
Cross-currency swaps	—	7,843	—	7,843
Derivative instruments not designated as hedges:
Interest rate swaps	—	3,492	—	3,492
Cross-currency swaps	—	156,261	—	156,261
Total derivative instruments	—	167,743	—	167,743
Separate account liabilities (1)	2	166,325	—	166,327
Total liabilities	$18,536	$334,068	$—	$352,604

(1)  Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are based upon market prices from independent pricing services.  In cases where market prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties.  The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity and short-term securities.  Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.  The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2014
	Fixed maturities available-for-sale
	Corporate	Asset-backed	Collateralized
	debt securities	securities	debt obligations	Total
Balances, January 1, 2014	$6,652	$252,958	$32	$259,642
Realized and unrealized gains (losses) included in:
Net Income	—	—	(17)	(17)
Other comprehensive income (loss)	(178)	—	(15)	(193)
Settlements	(632)	(19)	—	(651)
Transfers out of Level 3 (1)	—	(252,903)	—	(252,903)
Balances, December 31, 2014	$5,842	$36	$—	$5,878
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2014	$—	$—	$—	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2013
	Fixed maturities available-for-sale
	Corporate	Asset-backed	Collateralized
	debt securities	securities	debt obligations	Total
Balances, January 1, 2013	$1,822	$265,538	$32	$267,392
Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	(240)	34,766	—	34,526
Settlements	(762)	(47,346)	—	(48,108)
Transfers into Level 3 (1)	5,832	—	—	5,832
Balances, December 31, 2013	$6,652	$252,958	$32	$259,642
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2013	$—	$—	$—	$—

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2012
	Fixed maturities available-for-sale
	Corporate	Asset-backed	Collateralized	Separate
	debt securities	securities	debt obligations	accounts	Total
January 1, 2012	$36,496	$279,021	$22	$2,118	$317,657
Realized and unrealized gains (losses) included in:
Net income	(66)	—	—	(3,692)	(3,758)
Other comprehensive income (loss)	102	33,346	11	3,604	37,063
Sales	(1,598)	—	—	(1,997)	(3,595)
Settlements	(874)	(41,809)	(1)	(33)	(42,717)
Transfers out of Level 3 (1)	(32,238)	(5,020)	—	—	(37,258)
Balances, December 31, 2012	$1,822	$265,538	$32	$—	$267,392
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2012	$—	$—	$—	$—	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Fixed maturities available-for-sale:
Asset-backed securities (1)	$252,902	Internal model pricing	Prepayment speed assumption	9
			Constant default rate assumption	5
			Adjusted ABX Index spread assumption (2)	455

(1)  Includes home improvement loans only.
(2)  Includes an internally calculated liquidity premium adjustment of 217.

At December 31, 2013, after adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 327 to 647 basis points.  The constant default rate assumption ranged from 2.0 to 12.9.

The significant unobservable inputs used in the fair value measurement of asset-backed securities are prepayment speed assumptions, constant default rate assumptions and the ABX Index spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate assumption and the adjusted ABX Index spread assumption.  As the constant default rate assumption or the adjusted ABX Index spread assumption increases, the price and therefore, the fair value, of the securities decreases.

Non-recurring fair value measurements - Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The Company held $9,242 and zero of adjusted cost basis limited partnership interests which were impaired at December 31, 2014 and 2013, respectively, based on the fair value disclosed in the limited partnership financial statements. These limited partnership interests were recorded at estimated fair value and represent a non-recurring fair value measurement. The estimated fair value was categorized as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

	December 31, 2014		December 31, 2013
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Assets
Mortgage loans on real estate	$3,363,570	$3,558,111	$3,134,255	$3,197,292
Policy loans	4,130,062	4,130,062	4,185,472	4,185,472
Limited partnership interests	38,796	41,853	44,551	42,433
Other investments	15,614	43,263	16,643	42,814

Liabilities
Annuity contract benefits without life contingencies	$10,569,147	$10,563,477	$10,263,043	$9,986,464
Policyholders’ funds	335,484	335,484	345,689	345,689
Commercial paper	98,589	98,589	98,990	98,990
Notes payable	532,547	564,904	532,519	541,918

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows.  A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality.  Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.  The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value.  The estimated fair value is classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minor ownership interests in pooled investment funds.  These funds employ varying investment strategies that principally make private equity investments across diverse industries and geographical focuses.  The estimated fair value was determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments.  Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next 1 to 10 years.  The estimated fair value was classified as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Other investments

Other investments primarily include real estate held for investment.  The estimated fair value for real estate is based on the unadjusted annual appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.  The estimated fair value was classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk.  The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor.  The estimated fair value was classified as Level 2.

Notes payable

The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable.  The estimated fair value was classified as Level 2.

9. Minimum Guarantees

The Company calculates additional reserve liabilities for GMDB. The following assumptions and methodology were used to determine GMDB additional reserves at December 31, 2014 and 2013.

Area	Assumptions/Basis for Assumptions
Data Used	Based on 1,050 investment performance scenarios
Mean Investment Performance	Investment performance modeled in 3 classes: Regular Equity - 10% Aggressive Equity - 12% Fixed, Bond, Money Market Fund: level 3%
Volatility	Volatility modeled in 3 classes: Regular Equity - 23% Aggressive Equity - 33% Fixed, Bond, Money Market Fund: None
Mortality	Based on the 1994 VA MGDB Mortality Table
Lapse Rates	Lapse Rates vary by duration and surrender charge
Discount Rates	5%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The separate account liabilities subject to the requirements for additional reserve liabilities for GMDB, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners for GMDB at December 31, 2014 and 2013, were as follows:

GMDB
December 31, 2014
Separate account liability	$60,388
Net amount at risk, net of reinsurance	$30,095
Weighted average attained age	69

December 31, 2013
Separate account liability	$61,140
Net amount at risk, net of reinsurance	$32,032
Weighted average attained age	69

The paid and incurred amounts for GMDB for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Year Ended December 31,
	2014	2013	2012
Additional liability balance:
Balances, January 1,	$5,993	$6,928	$7,954
Incurred guaranteed benefits	305	(135)	(613)
Paid guaranteed benefits	(732)	(800)	(413)
Balances, December 31,	$5,566	$5,993	$6,928

The aggregate fair value of equity securities supporting separate accounts with GMDB were $60,368 and $61,137 at December 31, 2014 and 2013, respectively.

10. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company.  The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.  At December 31, 2014 and 2013, the reinsurance receivables had carrying values in the amounts of $611,270 and $588,533, respectively.  Included in these amounts are $529,921 and $502,471 at December 31, 2014 and 2013, respectively, associated with reinsurance agreements with a related party.  At December 31, 2014 and 2013, 87% and 85%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2014:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$52,836,475	$41,268,214	$94,104,689
Reinsurance ceded	(9,773,885)	—	(9,773,885)
Reinsurance assumed	61,911,865	—	61,911,865
Net	$104,974,455	$41,268,214	$146,242,669
Percentage of amount assumed to net	59%	—%	42%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$360,959	$1,255	$362,214
Reinsurance ceded	(45,925)	(95)	(46,020)
Reinsurance assumed	130,201	—	130,201
Net	$445,235	$1,160	$446,395

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2013:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$51,660,487	$40,520,417	$92,180,904
Reinsurance ceded	(9,512,583)	—	(9,512,583)
Reinsurance assumed	66,209,732	—	66,209,732
Net	$108,357,636	$40,520,417	$148,878,053
Percentage of amount assumed to net	61%	—%	44%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$315,100	$4,000	$319,100
Reinsurance ceded	(1,338)	(88)	(1,426)
Reinsurance assumed	146,419	—	146,419
Net	$460,181	$3,912	$464,093

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes total premium income for the year ended December 31, 2012:

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$323,236	$3,712	$326,948
Reinsurance ceded	(53,950)	3,648	(50,302)
Reinsurance assumed	145,507	—	145,507
Net	$414,793	$7,360	$422,153

Reinsurance recoveries for life and other policy benefits were $23,965, $34,716 and $46,492 for the years ended December 31, 2014, 2013 and 2012, respectively.

11.  Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balances, January 1, 2012	$177,781	$42,052	$219,833
Capitalized additions	94,826	—	94,826
Amortization and writedowns	(51,434)	(9,045)	(60,479)
Unrealized investment (gains) losses	(48,757)	(962)	(49,719)
Balances, December 31, 2012	172,416	32,045	204,461
Correction to Balance, January 1, 2013	45,058	—	45,058
Capitalized additions	80,486	—	80,486
Amortization and writedowns	(55,490)	(4,155)	(59,645)
Unrealized investment (gains) losses	71,601	1,327	72,928
Balances, December 31, 2013	314,071	29,217	343,288
Capitalized additions	110,315	—	110,315
Amortization and writedowns	(41,045)	(3,801)	(44,846)
Unrealized investment (gains) losses	(29,933)	(130)	(30,063)
Balances, December 31, 2014	$353,408	$25,286	$378,694

The estimated future amortization of VOBA for the years ended December 31, 2015 through December 31, 2019 is approximately $3,900 per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

12.  Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Retirement Services segment, is as follows:

	Goodwill
	2014	2013
Balances, January 1	$105,255	$105,255
Acquisitions (1)	32,428	—
Balances, December 31	$137,683	$105,255

(1) During 2014, the Company acquired goodwill of $32,428 from the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition.

The following tables summarize other intangible assets, all of which are within the Retirement Services segment:

	December 31, 2014
	Gross carrying	Accumulated
	amount	amortization	Net book value
Customer relationships (1)	$51,280	$(24,481)	$26,799
Non-competition (1)	1,325	(209)	1,116
Total	$52,605	$(24,690)	$27,915

	December 31, 2013
	Gross carrying	Accumulated
	amount	amortization	Net book value
Customer relationships	$36,314	$(21,159)	$15,155

(1) During 2014, the Company acquired $14,966 and $1,325 of customer relationship and non-competition intangible assets, respectively, from the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition.

Amortization expense for other intangible assets included in general insurance expenses was $3,531, $3,094 and $3,606 for the years ended December 31, 2014, 2013 and 2012, respectively.  Except for goodwill, the Company has no intangible assets with indefinite lives.  The Company did not incur costs to renew or extend the term of acquired intangible assets during the year ended December 31, 2014.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2015 through December 31, 2019 is approximately $3,200 per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

13.  Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2014	2013
Face value	$98,589	$98,990

Carrying value	98,589	98,990
Effective interest rate	0.2%	0.2% - 0.3%
Maturity range (days)	7 - 27	2 - 22

14.  Stockholder’s Equity and Dividend Restrictions

At December 31, 2014 and 2013, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date.  In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2014 and 2013.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2014	2013	2012		2014	2013
Net income	$134,091	$175,292	$147,741	Capital and surplus	$1,000,938	$1,200,609

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL.  The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2014.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.  During the years ended December 31, 2014, 2013 and 2012, the Company paid dividends in the amounts of $316,401, $102,436 and $184,401, respectively, to its parent company, GWL&A Financial.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2014 were $1,000,938 and $209,163, respectively.  Based on the as filed amounts, the Company may pay an amount less than $209,163 of dividends during the year ended December 31, 2015 without the prior approval of the Colorado Insurance Commissioner.  Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

15. Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Unrealized holding gains / losses arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2014	$434,023	$25,517	$(70,000)	$(43,786)	$345,754
Other comprehensive income (loss) before reclassifications	381,198	13,089	(38,194)	(67,380)	288,713
Amounts reclassified from AOCI	(31,038)	(5,465)	—	5,054	(31,449)
Net current period other comprehensive income (loss)	350,160	7,624	(38,194)	(62,326)	257,264
Balances, December 31, 2014	$784,183	$33,141	$(108,194)	$(106,112)	$603,018

	Year Ended December 31, 2013
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Unrealized holding gains / losses arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2013	$927,678	$24,962	$(194,147)	$(122,794)	$635,699
Other comprehensive income (loss) before reclassifications	(467,178)	2,016	124,147	68,422	(272,593)
Amounts reclassified from AOCI	(26,477)	(1,461)	—	10,586	(17,352)
Net current period other comprehensive income (loss)	(493,655)	555	124,147	79,008	(289,945)
Balances, December 31, 2013	$434,023	$25,517	$(70,000)	$(43,786)	$345,754

	Year Ended December 31, 2012
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Unrealized holding gains / losses arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2012	$646,805	$41,003	$(139,655)	$(78,171)	$469,982
Other comprehensive income (loss) before reclassifications	347,118	(12,273)	(54,492)	(50,771)	229,582
Amounts reclassified from AOCI	(66,245)	(3,768)	—	6,148	(63,865)
Net current period other comprehensive income (loss)	280,873	(16,041)	(54,492)	(44,623)	165,717
Balances, December 31, 2012	$927,678	$24,962	$(194,147)	$(122,794)	$635,699

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

 The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2014
	Before-tax	Tax (expense)	Net-of-tax
	amount	benefit	amount
Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$586,458	$(205,260)	$381,198
Unrealized holding gains (losses) arising on cash flow hedges	20,137	(7,048)	13,089
Reclassification adjustment for (gains) losses realized in net income	(56,159)	19,656	(36,503)
Net unrealized gains (losses) related to investments	550,436	(192,652)	357,784
Future policy benefits, DAC and VOBA adjustments	(58,760)	20,566	(38,194)
Net unrealized gains (losses)	491,676	(172,086)	319,590
Employee benefit plan adjustment	(95,886)	33,560	(62,326)
Other comprehensive income (loss)	$395,790	$(138,526)	$257,264

	Year Ended December 31, 2013
	Before-tax	Tax (expense)	Net-of-tax
	amount	benefit	amount
Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$(718,735)	$251,557	$(467,178)
Unrealized holding gains (losses) arising on cash flow hedges	3,102	(1,086)	2,016
Reclassification adjustment for (gains) losses realized in net income	(42,982)	15,044	(27,938)
Net unrealized gains (losses) related to investments	(758,615)	265,515	(493,100)
Future policy benefits, DAC and VOBA adjustments	190,995	(66,848)	124,147
Net unrealized gains (losses)	(567,620)	198,667	(368,953)
Employee benefit plan adjustment	121,551	(42,543)	79,008
Other comprehensive income (loss)	$(446,069)	$156,124	$(289,945)

	Year Ended December 31, 2012
	Before-tax	Tax (expense)	Net-of-tax
	amount	benefit	amount
Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$534,028	$(186,910)	$347,118
Unrealized holding gains (losses) arising on cash flow hedges	(18,881)	6,608	(12,273)
Reclassification adjustment for (gains) losses realized in net income	(107,713)	37,700	(70,013)
Net unrealized gains (losses) related to investments	407,434	(142,602)	264,832
Future policy benefits, DAC and VOBA adjustments	(83,835)	29,343	(54,492)
Net unrealized gains (losses)	323,599	(113,259)	210,340
Employee benefit plan adjustment	(68,650)	24,027	(44,623)
Other comprehensive income (loss)	$254,949	$(89,232)	$165,717

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents the reclassifications out of accumulated other comprehensive income (loss):

	Year Ended December 31,
	2014		2013
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)				Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses arising on fixed maturities, available-for-sale	$(47,751)		$(40,734)		Other realized investment (gains) losses, net
	(47,751)		(40,734)		Total before tax
	(16,713)		(14,257)		Tax expense or benefit
	(31,038)		(26,477)		Net of tax

Unrealized holdings (gains) losses arising on cash flow hedges	(8,408)		(2,248)		Net investment income
	(8,408)		(2,248)		Total before tax
	(2,943)		(787)		Tax expense or benefit
	(5,465)		(1,461)		Net of tax

Amortization of employee benefit plan items
Prior service costs (benefits)	3,189	(1)	(666)	(1)
Actuarial losses (gains)	2,730	(1)	16,952	(1)
Settlement	1,857	(1)	—	(1)
	7,776		16,286		Total before tax
	2,722		5,700		Tax expense or benefit
	5,054		10,586		Net of tax

Total reclassification for the period	$(31,449)		$(17,352)		Net of tax

(1) These accumulated other comprehensive income components are included in the computation of net periodic (benefit) cost of employee benefit plans (see Note 17 for additional details).

16.  General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2014	2013	2012
Compensation	$406,601	$359,280	$335,212
Commissions	210,797	184,238	180,529
Other	163,593	106,829	80,908
Total general insurance expenses	$780,991	$650,347	$596,649

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

17.  Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999.  Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its balance sheet and statements of income.  Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent.  Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company continues to account for the corresponding plan obligations on its balance sheet and statements of income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Change in projected benefit obligation:
Benefit obligation, January 1	$456,402	$500,603	$11,081	$13,462	$62,305	$69,229	$529,788	$583,294
Service cost	4,952	5,527	985	947	586	1,002	6,523	7,476
Interest cost	23,068	20,897	574	512	2,528	2,548	26,170	23,957
Actuarial (gain) loss	113,410	(57,051)	(2,092)	(3,221)	3,376	(6,791)	114,694	(67,063)
Regular benefits paid	(14,752)	(13,574)	(508)	(619)	(16,874)	(3,683)	(32,134)	(17,876)
Amendment	—	—	(569)	—	3,911	—	3,342	—
Acquisition	—	—	3,311	—	—	—	3,311	—
Benefit obligation, December 31	$583,080	$456,402	$12,782	$11,081	$55,832	$62,305	$651,694	$529,788
Accumulated benefit obligation	$562,760	$440,666	$12,782	$11,081	$50,032	$54,195	$625,574	$505,942

On August 29, 2014, the Company completed the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition. Per the terms of the Purchase and Sale Agreement, the Company was required to give each RPS employee full credit for the employee’s service period with RPS prior to the closing date, for the purpose of eligibility to participate, vesting and level of benefits under the Post-Retirement Medical Plan. As a result, approximately 1,000 individuals became eligible participants of the Post-Retirement Medical Plan at the acquisition date. The acquisition resulted in a $3,311 increase before tax to other liabilities with an offsetting increase to goodwill.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

During 2014, one participant in the Supplemental Executive Retirement Plan received an enhancement to his benefit. The enhancement resulted in a $3,911 increase before tax to other liabilities with an offsetting increase to accumulated other comprehensive income.

During 2014, the Post-Retirement Medical Plan was amended to allow only one medical plan option to retirees.

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Change in plan assets:
Value of plan assets, January 1	$404,335	$336,534	$—	$—	$—	$—	$404,335	$336,534
Actual return on plan assets	43,662	62,701	—	—	—	—	43,662	62,701
Employer contributions	10,717	18,674	508	619	16,874	3,683	28,099	22,976
Benefits paid	(14,752)	(13,574)	(508)	(619)	(16,874)	(3,683)	(32,134)	(17,876)
Value of plan assets, December 31	$443,962	$404,335	$—	$—	$—	$—	$443,962	$404,335

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Under funded status at December 31	$(139,118)	$(52,067)	$(12,782)	$(11,081)	$(55,832)	$(62,305)	$(207,732)	$(125,453)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Amounts recognized in consolidated balance sheets:
Other liabilities	$(139,118)	$(52,067)	$(12,782)	$(11,081)	$(55,832)	$(62,305)	$(207,732)	$(125,453)
Accumulated other comprehensive income (loss)	(165,652)	(69,564)	14,390	13,885	(11,990)	(11,687)	(163,252)	(67,366)

The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2014:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(165,639)	$(107,665)	$10,686	$6,946	$(8,856)	$(5,756)	$(163,809)	$(106,475)
Net prior service (cost) credit	(13)	(8)	3,704	2,408	(3,134)	(2,037)	557	363
	$(165,652)	$(107,673)	$14,390	$9,354	$(11,990)	$(7,793)	$(163,252)	$(106,112)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2015:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(12,023)	$(7,815)	$606	$394	$(663)	$(431)	$(12,080)	$(7,852)
Prior service (cost) credit	(13)	(8)	1,669	1,085	(933)	(606)	723	471
	$(12,036)	$(7,823)	$2,275	$1,479	$(1,596)	$(1,037)	$(11,357)	$(7,381)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan
2015	$15,670	$606	$4,874
2016	17,102	547	3,322
2017	18,192	556	3,306
2018	19,891	569	2,834
2019	21,285	625	2,518
2020 through 2024	135,763	4,171	15,883

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2014	2013	2012
Components of net periodic cost:
Service cost	$4,952	$5,527	$4,350
Interest cost	23,068	20,897	20,945
Expected return on plan assets	(29,288)	(24,499)	(21,797)
Amortization of unrecognized prior service cost	51	51	51
Amortization of loss from earlier periods	2,898	16,001	9,941
Net periodic cost	$1,681	$17,977	$13,490

	Post-Retirement Medical Plan
	Year Ended December 31,
	2014	2013	2012
Components of net periodic benefit:
Service cost	$985	$947	$817
Interest cost	574	512	569
Amortization of unrecognized prior service benefit	(1,706)	(1,650)	(1,650)
Amortization of gain from earlier periods	(450)	(348)	(455)
Net periodic benefit	$(597)	$(539)	$(719)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2014	2013	2012
Components of net periodic cost:
Service cost	$586	$1,002	$991
Interest cost	2,528	2,548	2,912
Amortization of unrecognized prior service cost	4,844	933	934
Amortization of loss from earlier periods	282	1,299	637
Settlement	1,857	—	—
Net periodic cost	$10,097	$5,782	$5,474

On August 1, 2014, the Company made a lump-sum benefit payment from the Supplemental Executive Retirement Plan. The lump-sum distribution resulted in the settlement of 21% of the Supplemental Executive Retirement Plan’s projected benefit obligation and exceeded the total of the projected service cost and interest cost for the plan year. In connection with this settlement during the third quarter of 2014, the Company reclassified a $1,857 loss before tax to earnings from accumulated other comprehensive income. The lump-sum benefit payment also resulted in the recognition of $3,911 of prior service costs within earnings from accumulated other comprehensive income.

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	December 31,
	2014	2013
Discount rate	4.17%	5.11%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	December 31,
	2014	2013
Discount rate	3.94%	4.83%
Initial health care cost trend	6.50%	7.00%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2018	2018

	Supplemental Executive Retirement Plan
	December 31,
	2014	2013
Discount rate	3.99%	4.61%
Rate of compensation increase	4.00%	4.00%

During 2014, the Company adopted the Society of Actuaries 2014 Mortality Tables Report (RP-2014) and Mortality Improvement Scale (MP-2014), which adjusted the mortality assumptions used to measure retirement plan obligations. The updated mortality assumptions reflect increasing life expectancies in the United States, reflecting an increase to the Company’s benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans. Future expenses of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans are also expected to increase due to the new mortality assumptions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2014	2013
Discount rate	5.11%	4.19%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	4.47%	3.14%

	Post-Retirement Medical Plan
	Year Ended December 31,
	2014	2013
Discount rate	4.83%	3.74%
Initial health care cost trend	7.00%	7.50%
Ultimate health care cost trend	5.00%	5.25%
Year ultimate trend is reached	2018	2018

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2014	2013
Discount rate	4.61%	3.79%
Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$254	$(212)
Increase (decrease) on post-retirement benefit obligation	1,722	(1,467)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:

	December 31,
	2014	2013
Equity securities	65%	63%
Debt securities	33%	34%
Other	2%	3%
Total	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$93,415	$—	$93,415
Midcap index funds	—	90,159	—	90,159
World equity index funds	—	8,759	—	8,759
U.S. equity market funds	—	93,911	—	93,911
Total common collective trust funds	—	286,244	—	286,244
Fixed maturity investments:
U.S. government direct obligations and agencies	—	9,308	—	9,308
Obligations of U.S. states and their municipalities	—	18,838	—	18,838
Corporate debt securities	—	107,125	—	107,125
Asset-backed securities	—	8,444	—	8,444
Commercial mortgage-backed securities	—	3,048	—	3,048
Total fixed maturity investments	—	146,763	—	146,763
Preferred stock	310	—	—	310
Limited partnership investments	—	—	8,114	8,114
Money market funds	2,531	—	—	2,531
Total defined benefit plan assets	$2,841	$433,007	$8,114	$443,962

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$82,440	$—	$82,440
Midcap index funds	—	82,674	—	82,674
World equity index funds	—	8,186	—	8,186
U.S. equity market funds	—	83,209	—	83,209
Total common collective trust funds	—	256,509	—	256,509
Fixed maturity investments:
U.S. government direct obligations and agencies	—	19,088	—	19,088
Obligations of U.S. states and their municipalities	—	14,973	—	14,973
Corporate debt securities	—	91,860	—	91,860
Asset-backed securities	—	7,902	—	7,902
Commercial mortgage-backed securities	—	2,647	—	2,647
Total fixed maturity investments	—	136,470	—	136,470
Preferred stock	700	—	—	700
Limited partnership investments	—	—	7,557	7,557
Money market funds	3,099	—	—	3,099
Total defined benefit plan assets	$3,799	$392,979	$7,557	$404,335

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair value measurements using significant unobservable inputs (Level 3) limited partnership interest
	Year Ended December 31,
	2014	2013
Balance, January 1	$7,557	$6,485
Actual return on plan assets	510	853
Purchases	656	630
Issuances	(609)	(411)
Balance, December 31	$8,114	$7,557

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses.  Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns.  Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2015:

December 31, 2015
Equity securities	30%
Debt securities	52%
Other	18%
Total	100%

Management estimates the value of these investments will be recoverable.  The Company does not expect any plan assets to be returned to it during the year ended December 31, 2015.  The Company expects to make payments of approximately $606 with respect to its Post-Retirement Medical Plan and $4,874 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2015.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program.  Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred.  The program is not qualified under Section 401 of the Internal Revenue Code.  Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $10,051 and $11,240 at December 31, 2014 and 2013, respectively.  The participant deferrals earned interest at the average rates of 6.53% during the years ended December 31, 2014 and 2013.  The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 4.67% to 5.37% for retired participants.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals.  Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions.  The program is not qualified under Section 401 of the Internal Revenue Code.  Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $16,633 and $14,536 at December 31, 2014 and 2013, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $8,479, $6,693 and $6,288 in expense related to this plan for the years ended December 31, 2014, 2013 and 2012, respectively.

18.  Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2014	2013	2012
Current	$80,859	$82,878	$89,934
Deferred	75,044	(24,087)	45,371
Total income tax provision	$155,903	$58,791	$135,305

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

	Year Ended December 31,
	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(1.8)%	(4.6)%	(2.3)%
Tax credits	(0.3)%	(2.0)%	(1.3)%
State income taxes, net of federal benefit	1.0%	3.3%	1.2%
Income tax contingency provisions	(1.2)%	(0.4)%	—%
Other, net	0.2%	—%	3.6%
Effective federal income tax rate	32.9%	31.3%	36.2%

A reconciliation of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2014	2013	2012
Balance, beginning of year	$21,154	$25,850	$32,123
Additions to tax positions in the current year	13,931	—	6,230
Additions to tax positions in the prior year	—	1,497	420
Reductions to tax positions in the prior year	—	(180)	(10,219)
Reductions to tax positions from statutes expiring	(8,195)	(6,013)	(2,704)
Balance, end of year	$26,890	$21,154	$25,850

Included in the unrecognized tax benefits of $26,890 at December 31, 2014 was $545 of tax benefits that, if recognized, would impact the annual effective tax rate. The Company anticipates additional increases in its unrecognized tax benefits of $6,000 to $7,000 in the next twelve months, primarily due to changes in the composition of the consolidated group.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense.  The Company recognized approximately $(2,916), $(286) and $208 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2014, 2013 and 2012, respectively.  The Company had approximately $1,210 and $4,126 accrued for the payment of interest and penalties at December 31, 2014 and 2013, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2010 and prior.  Tax years 2011 through 2013 are open to federal examination by the I.R.S.  The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities.  The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2014		2013
	Deferred	Deferred	Deferred	Deferred
	tax asset	tax liability	tax asset	tax liability
Policyholder reserves	$—	$255,926	$—	$253,738
Deferred acquisition costs	2,467	—	1,008	—
Investment assets	—	426,477	—	203,363
Policyholder dividends	10,002	—	11,479	—
Net operating loss carryforward	122,177	—	172,414	—
Pension plan accrued benefit liability	84,351	—	53,937	—
Goodwill	—	26,022	—	25,563
Experience rated refunds	13,431	—	5,509	—
Tax credits	149,516	—	131,052	—
Other	11,865	—	416	—
Total deferred taxes	$393,809	$708,425	$375,815	$482,664

The deferred tax liability amounts presented for investment assets above include $381,838 and $209,434 related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2014 and 2013, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return.  Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that is included in the Lifeco U.S. consolidated federal income tax return.  As of December 31, 2014, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2021	$51,677
2022	136,796
2023	81,693
2028	3,390
Total	$273,556

During the years ended December 31, 2014, 2013 and 2012, the Company generated $15,506, $25,013 and $30,965 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively.  As of December 31, 2014, the total credit carryforward for Low Income Housing is $140,055.  These credits will begin to expire in 2030.

Included in due from parent and affiliates at December 31, 2014 and 2013 is $13,400 and $65,186, respectively, of income taxes receivable primarily from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.

Included in the consolidated balance sheets at December 31, 2014 and 2013 is $7,176 and $7,736, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

19.  Segment Information

The Chief Operating Decision Maker (“CODM”) of the Company is also the Chief Executive Officer (“CEO”) of Lifeco U.S. The CODM reviews the financial information for the purposes of assessing performance and allocating resources based upon the results of Lifeco U.S. prepared in accordance with International Financial Reporting Standards. The CODM, in his capacity as CEO of the Company, reviews the Company’s financial information only in connection with the quarterly and annual reports that are filed with the Securities and Exchange Commission (“SEC”). Consequently, the Company does not provide its discrete financial information to the CODM to be regularly reviewed to make decisions about resources to be allocated or to assess performance. For purposes of SEC reporting requirements, the Company has chosen to present its financial information in three segments, notwithstanding the above. The three segments are: Individual Markets, Retirement Services and Other.
Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels.  Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life.

Retirement Services

The Retirement Services reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and record-keeping services for financial institutions and employers, which include educational, advisory, enrollment and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements.  The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes.  Inter-segment transactions and balances have been eliminated in consolidation.  The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information:

	Year Ended December 31, 2014
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$360,305	$1,215	$84,875	$446,395
Fee income	95,631	629,533	4,015	729,179
Other revenue	—	7,506	—	7,506
Net investment income	748,015	426,340	54,033	1,228,388
Realized investments gains (losses), net	44,381	102,597	393	147,371
Total revenues	1,248,332	1,167,191	143,316	2,558,839
Benefits and expenses:
Policyholder benefits	902,982	206,339	113,124	1,222,445
Operating expenses	136,850	647,165	79,107	863,122
Total benefits and expenses	1,039,832	853,504	192,231	2,085,567
Income (loss) before income taxes	208,500	313,687	(48,915)	473,272
Income tax expense (benefit)	68,719	104,162	(16,978)	155,903
Net income (loss)	$139,781	$209,525	$(31,937)	$317,369

	December 31, 2014
	Individual	Retirement
	Markets	Services	Other	Total
Assets:
Investments	$15,928,591	$10,621,831	$1,772,821	$28,323,243
Other assets	1,283,256	855,728	142,824	2,281,808
Separate account assets	7,247,463	20,471,381	—	27,718,844
Assets of continuing operations	$24,459,310	$31,948,940	$1,915,645	58,323,895
Assets of discontinued operations				24,324
Total assets				$58,348,219

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2013
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$354,202	$3,954	$105,937	$464,093
Fee income	94,037	519,842	4,365	618,244
Other revenue	7,355	—	—	7,355
Net investment income	688,279	351,729	51,381	1,091,389
Realized investments gains (losses), net	19,071	(33,233)	26	(14,136)
Total revenues	1,162,944	842,292	161,709	2,166,945
Benefits and expenses:
Policyholder benefits	921,096	196,115	114,880	1,232,091
Operating expenses	142,141	538,209	66,971	747,321
Total benefits and expenses	1,063,237	734,324	181,851	1,979,412
Income (loss) before income taxes	99,707	107,968	(20,142)	187,533
Income tax expense (benefit)	34,265	33,240	(8,714)	58,791
Net income (loss)	$65,442	$74,728	$(11,428)	$128,742

	December 31, 2013
	Individual	Retirement
	Markets	Services	Other	Total
Assets:
Investments	$14,563,978	$10,370,421	$1,582,024	$26,516,423
Other assets	1,179,332	839,755	128,106	2,147,193
Separate account assets	6,321,135	20,309,769	—	26,630,904
Assets of continuing operations	$22,064,445	$31,519,945	$1,710,130	55,294,520
Assets of discontinued operations				29,007
Total assets				$55,323,527

	Year Ended December 31, 2012
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$314,350	$3,670	$104,133	$422,153
Fee income	74,985	456,052	4,786	535,823
Net investment income	729,885	414,114	47,552	1,191,551
Realized investments gains (losses), net	55,959	60,726	32	116,717
Total revenues	1,175,179	934,562	156,503	2,266,244
Benefits and expenses:
Policyholder benefits	882,726	204,296	111,288	1,198,310
Operating expenses	136,895	492,427	65,193	694,515
Total benefits and expenses	1,019,621	696,723	176,481	1,892,825
Income (loss) before income taxes	155,558	237,839	(19,978)	373,419
Income tax expense	50,869	78,150	6,286	135,305
Net income (loss)	$104,689	$159,689	$(26,264)	$238,114

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

20.  Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company.  Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant.  The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Lifeco’s Compensation Committee. At its discretion the Compensation Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company.  Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period.  The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the twenty trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service.  The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

Performance share units are settled in cash and are recorded as liabilities until payout is made.  Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock.  The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Stock-Based Compensation

The compensation expense related to stock-based compensation was as follows:

	Year Ended December 31,
	2014	2013	2012
Lifeco Stock Plan	$3,384	$2,579	$2,314
Performance Share Unit Plan	6,263	6,860	3,658
Total compensation expense	$9,647	$9,439	$5,972
Income tax benefits	$2,404	$2,732	$1,729

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents the total unrecognized compensation expense related to stock-based compensation at December 31, 2014 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$2,381	1.7
Performance Share Unit Plan	3,182	1.3

Equity Award Activity

During the year ended December 31, 2014, Lifeco granted 539,400 stock options to employees of the Company.  These stock options vest over five-year periods ending in 2019.  Compensation expense of $2,984 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding.  The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Intrinsic value (1)
Outstanding, January 1, 2014	3,378,220	$26.49
Granted	539,400	26.86
Exercised	(83,562)	22.85
Cancelled and expired	(40,400)	23.82
Outstanding, December 31, 2014	3,793,658	24.69	5.8	$17,409
Vested and expected to vest, December 31, 2014	3,793,658	$24.69	5.8	$17,409
Exercisable, December 31, 2014	2,533,642	$25.14	4.8	$10,877

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2014 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,
	2014	2013	2012
Weighted average fair value of options granted	$5.53	$4.56	$3.47
Intrinsic value of options exercised (1)	401	1,437	1,397
Fair value of options vested	4,491	1,843	1,740

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The fair value of the options granted during was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2014	2013	2012
Dividend yield	3.95%	4.53%	5.31%
Expected volatility	26.63%	26.73%	25.65%
Risk free interest rate	1.75%	1.38%	1.52%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, January 1, 2014	555,438
Granted	160,021
Forfeited	(4,774)
Exercised	(189,390)
Outstanding, December 31, 2014	521,295

Vested and expected to vest, December 31, 2014	521,295

The cash payment in settlement of the Performance Share Unit Plan units was $5,914 for the year ended December 31, 2014.

21.  Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	$—	$—	$—	$528,400	$528,400
Related party long-term debt - interest (2)	37,031	74,062	74,062	827,007	1,012,162
Investment purchase obligations (3)	166,356	—	—	—	166,356
Operating leases (4)	10,699	14,303	11,668	8,074	44,744
Other liabilities (5)	36,358	32,860	33,346	42,054	144,618
Total	$250,444	$121,225	$119,076	$1,405,535	$1,896,280

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes.  The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity.  The second surplus note bears interest initially at a fixed rate that will change in the future based upon the then current three-month

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

London Interbank Offering Rate.  The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2014 and do not consider the impact of future interest rate changes.

(3)  Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate and other investments in the normal course of its business.  As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category.  The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2014 and 2013 were $166,356 and $196,933, of which $4,997 and $7,498 was related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.

(4)  Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $7,628, $5,439 and $5,764 for the years ended December 31, 2014, 2013 and 2012, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $9,953 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business.  However, these agreements and contracts are not material and are excluded from the table above.

(5)   Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above.  If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category.  Other liabilities presented in the table above include:

·                  Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan through 2021.
·                  Miscellaneous purchase obligations to acquire goods and services.
·                  Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes.  The credit facility expires on March 1, 2018.  Interest accrues at a rate dependent on various conditions and terms of borrowings.  The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,100,000, as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2013.  The Company was in compliance with all covenants at December 31, 2014 and 2013. At December 31, 2014 and 2013 there were no outstanding amounts related to the current and prior credit facilities.

GWSC and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC.  GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support.  The first letter of credit is for $1,168,800 and renews annually until it expires on July 3, 2027.  The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017.  At December 31, 2014 and 2013, there were no outstanding amounts related to the letters of credit. See Note 4 for additional discussion regarding these letters of credit.

In addition, the Company has other letters of credit with a total amount of $8,975, renewable annually for an indefinite period of time. At December 31, 2014 and 2013, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

outcomes in such matters may result in a material impact on the Company's financial position, results of operations or cash flows.

The Company is currently evaluating the interpretation of Internal Revenue Code rules related to certain product investments. If the Company’s interpretation is not upheld, which is reasonably possible, the potential exposure is estimated to be up to $19,000.

During the fourth quarter, the Company received a $20,000 demand letter related to a vehicle accident involving an employee.  The amount is fully indemnified by a third-party insurer.

22.  Subsequent Events

On January 1, 2015, the Company acquired the retirement business of Putnam. The Putnam retirement business comprises approximately 433 plans with 230,000 participants and $17,545,000 in assets under administration. The transaction will be accounted for as a combination between entities under common control.

On February 5, 2015, the Company’s Board of Directors declared dividends of $76,801, payable on March 16, 2015, to its sole shareholder, GWL&A Financial.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Schedule III
Supplemental Insurance Information
(In Thousands)

	As of and for the Year Ended December 31, 2014
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$284,174	$69,234	$—	$353,408
Future policy benefits, losses, claims and expenses	14,980,872	10,533,822	409,880	25,924,574
Unearned premium reserves	43,837	—	—	43,837
Other policy claims and benefits payable	726,479	581	26,155	753,215
Premium income	360,305	1,215	84,875	446,395
Net investment income	748,015	426,340	54,033	1,228,388
Benefits, claims, losses and settlement expenses	902,982	206,339	113,124	1,222,445
Amortization of deferred acquisition costs	13,700	27,345	—	41,045
Other operating expenses	123,150	619,820	79,107	822,077

	As of and for the Year Ended December 31, 2013
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$238,150	$75,921	$—	$314,071
Future policy benefits, losses, claims and expenses	13,945,756	10,229,678	390,784	24,566,218
Unearned premium reserves	42,937	—	—	42,937
Other policy claims and benefits payable	740,056	499	23,968	764,523
Premium income	354,202	3,954	105,937	464,093
Net investment income	688,279	351,729	51,381	1,091,389
Benefits, claims, losses and settlement expenses	921,096	196,115	114,880	1,232,091
Amortization of deferred acquisition costs	34,650	20,840	—	55,490
Other operating expenses	107,491	517,369	66,971	691,831

	Year Ended December 31, 2012
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	$314,350	$3,670	$104,133	$422,153
Net investment income	729,885	414,114	47,552	1,191,551
Benefits, claims, losses and settlement expenses	882,726	204,296	111,288	1,198,310
Amortization of deferred acquisition costs	28,926	22,508	—	51,434
Other operating expenses	107,969	469,919	65,193	643,081

Variable Annuity-1 Series
Account of Great-West Life
& Annuity Insurance
Company
Annual Statement for the Year Ended
December 31, 2014 and Report of Independent
Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of
Variable Annuity-1 Series Account
and the Board of Directors of
Great-West Life & Annuity Insurance Company
We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2014, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2014, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
April 6, 2015

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &
ANNUITY INSURANCE COMPANY

APPENDIX A

ALGER BALANCED PORTFOLIO - CLASS I-2
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS A
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS A
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO - CLASS A
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS A
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO - CLASS A
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS A
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND - CLASS I
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND - CLASS I
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND - CLASS I
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND - CLASS II
AMERICAN CENTURY INVESTMENTS VP VALUE FUND - CLASS I
AMERICAN FUNDS IS GLOBAL GROWTH FUND - CLASS 1
BLACKROCK GLOBAL ALLOCATION VI FUND - CLASS I
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND - CLASS 2
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND - CLASS 2
DELAWARE VIP EMERGING MARKETS SERIES - STANDARD CLASS
DELAWARE VIP SMALL CAP VALUE SERIES - STANDARD CLASS
DELAWARE VIP SMID CAP GROWTH SERIES - STANDARD CLASS
DEUTSCHE CAPITAL GROWTH VIP - CLASS A
DEUTSCHE CORE EQUITY VIP - CLASS A
DEUTSCHE GLOBAL SMALL CAP VIP - CLASS A
DEUTSCHE LARGE CAP VALUE VIP - CLASS A
DEUTSCHE SMALL CAP INDEX VIP - CLASS A
DEUTSCHE SMALL MID CAP GROWTH VIP - CLASS A
DEUTSCHE SMALL MID CAP VALUE VIP - CLASS A
DFA VA US TARGETED VALUE PORTFOLIO
DREYFUS IP MIDCAP STOCK PORTFOLIO - INITIAL SHARES
DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES
DREYFUS VIF GROWTH AND INCOME PORTFOLIO - INITIAL SHARES
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO - INITIAL SHARES
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
FEDERATED MANAGED TAIL RISK FUND II - PRIMARY SHARES
FEDERATED MANAGED VOLATILITY FUND II
FRANKLIN SMALL CAP VALUE SECURITIES FUND VIPT CLASS 2

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY APPENDIX A (Continued)

GREAT-WEST SECUREFOUNDATION BALANCED FUND CLASS G
INVESCO V.I. COMSTOCK FUND SERIES I
INVESCO V.I. CORE EQUITY FUND SERIES I
INVESCO V.I. GROWTH & INCOME FUND SERIES I
INVESCO V.I. HIGH YIELD FUND SERIES I
INVESCO V.I. INTERNATIONAL GROWTH FUND SERIES I
INVESCO V.I. MID CAP CORE EQUITY FUND SERIES I
INVESCO V.I. SMALL CAP EQUITY FUND SERIES I
INVESCO V.I. TECHNOLOGY FUND SERIES I
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
JANUS ASPEN JANUS PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO CLASS 1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO SERVICE SHARES
LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS
MFS INTERNATIONAL VALUE PORTFOLIO SERVICE CLASS
MFS UTILITIES SERIES SERVICE CLASS
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO CLASS S
NVIT MID CAP INDEX FUND CLASS II
OPPENHEIMER GLOBAL FUND/VA NON SERVICE SHARES
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA NON-SERVICE SHARES
OPPENHIEMER INTERNATIONAL GROWTH FUND/VA NON-SERVICE SHARES
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO ADMINISTRATIVE SHARES
PIMCO VIT HIGH YIELD PORTFOLIO ADMINISTRATIVE SHARES
PIMCO VIT LOW DURATION PORTFOLIO ADMINISTRATIVE SHARES
PIMCO VIT REAL RETURN PORTFOLIO ADMINISTRATIVE SHARES
PIMCO VIT TOTAL RETURN PORTFOLIO ADMINISTRATIVE SHARES
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II SHARES
PIONEER FUND VCT PORTFOLIO CLASS I SHARES
PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II SHARES
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO CLASS I SHARES
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO CLASS II SHARES
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO CLASS II SHARES
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND CLASS IB

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY APPENDIX A (Concluded)

PUTNAM VT EQUITY INCOME FUND CLASS IB
PUTNAM VT GLOBAL HEALTH CARE FUND CLASS IB
PUTNAM VT INVESTORS FUND CLASS IA
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO SERVICE CLASS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHWAB MONEY MARKET PORTFOLIO
SCHWAB S&P 500 INDEX PORTFOLIO
SENTINEL VARIABLE PRODUCTS BOND FUND
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
TEMPLETON FOREIGN VIP FUND - CLASS 2
TEMPLETON GLOBAL BOND VIP FUND - CLASS 2
THIRD AVENUE VALUE PORTFOLIO VARIABLE ANNUITY CLASS
TOUCHSTONE VST MID CAP GROWTH FUND
UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO CLASS I
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$807,330	$24,975,119	$5,978,509	$6,827,502	$1,627,397	$13,811,163
Investment income due and accrued
Receivable for investments sold		1,063	422
Purchase payments receivable						997
Due from Great West Life & Annuity Insurance Company	3,732	17,119	15,436	62,310		13,996

Total assets	811,062	24,993,301	5,994,367	6,889,812	1,627,397	13,826,156

LIABILITIES:
Payable for investments purchased						705
Redemptions payable		1,063	422			292
Due to Great West Life & Annuity Insurance Company	77	2,723	626	677	162	1,399

Total liabilities	77	3,786	1,048	677	162	2,396

NET ASSETS	$810,985	$24,989,515	$5,993,319	$6,889,135	$1,627,235	$13,823,760

NET ASSETS REPRESENTED BY:
Accumulation units	$784,205	$24,724,362	$5,955,588	$6,674,888	$1,627,235	$13,646,048
Contracts in payout phase	26,780	265,153	37,731	214,247		177,712

NET ASSETS	$810,985	$24,989,515	$5,993,319	$6,889,135	$1,627,235	$13,823,760

ACCUMULATION UNITS OUTSTANDING	48,437	1,059,893	252,765	359,857	88,996	908,611

UNIT VALUE (ACCUMULATION)	$16.19	$23.33	$23.56	$18.55	$18.28	$15.02

(1) Cost of investments:	$693,710	$20,693,333	$4,314,013	$4,278,059	$878,095	$12,815,586
Shares of investments:	55,755	425,108	301,640	227,280	47,212	725,376

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$3,794,294	$20,051,394	$6,396,588	$17,082,190	$5,035,250	$4,571,646
Investment income due and accrued
Receivable for investments sold		78,117
Purchase payments receivable		5,473		112,524		16,419
Due from Great West Life & Annuity Insurance Company	564	29,230		3,753		1,234

Total assets	3,794,858	20,164,214	6,396,588	17,198,467	5,035,250	4,589,299

LIABILITIES:
Payable for investments purchased				112,001		16,419
Redemptions payable		83,590		523
Due to Great West Life & Annuity Insurance Company	381	1,945	660	1,673	4,499	487

Total liabilities	381	85,535	660	114,197	4,499	16,906

NET ASSETS	$3,794,477	$20,078,679	$6,395,928	$17,084,270	$5,030,751	$4,572,393

NET ASSETS REPRESENTED BY:
Accumulation units	$3,775,519	$19,100,639	$6,395,928	$17,037,863	$5,009,382	$4,558,034
Contracts in payout phase	18,958	978,040		46,407	21,369	14,359

NET ASSETS	$3,794,477	$20,078,679	$6,395,928	$17,084,270	$5,030,751	$4,572,393

ACCUMULATION UNITS OUTSTANDING	475,963	451,545	334,487	891,692	267,384	248,858

UNIT VALUE (ACCUMULATION)	$7.93	$42.30	$19.12	$19.11	$18.73	$18.32

(1) Cost of investments:	$3,824,248	$22,167,468	$6,323,737	$15,460,538	$3,297,794	$4,083,822
Shares of investments:	280,436	2,005,139	291,416	2,143,311	498,047	458,081

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND

ASSETS:
Investments at fair value (1)	$8,296,587	$27,599,716	$121,116	$1,456,601	$2,183,757	$7,411,026
Investment income due and accrued
Receivable for investments sold		1,603
Purchase payments receivable	7,355
Due from Great West Life & Annuity Insurance Company		1,218

Total assets	8,303,942	27,602,537	121,116	1,456,601	2,183,757	7,411,026

LIABILITIES:
Payable for investments purchased	7,355
Redemptions payable		1,603
Due to Great West Life & Annuity Insurance Company	837	2,849	11	133	216	2,586

Total liabilities	8,192	4,452	11	133	216	2,586

NET ASSETS	$8,295,750	$27,598,085	$121,105	$1,456,468	$2,183,541	$7,408,440

NET ASSETS REPRESENTED BY:
Accumulation units	$8,295,750	$27,506,537	$121,105	$1,456,468	$2,183,541	$7,393,141
Contracts in payout phase		91,548				15,299

NET ASSETS	$8,295,750	$27,598,085	$121,105	$1,456,468	$2,183,541	$7,408,440

ACCUMULATION UNITS OUTSTANDING	332,626	1,149,698	11,891	145,439	101,596	487,895

UNIT VALUE (ACCUMULATION)	$24.94	$23.93	$10.18	$10.01	$21.49	$15.15

(1) Cost of investments:	$7,049,196	$18,811,792	$121,081	$1,597,200	$2,029,468	$6,533,144
Shares of investments:	417,964	2,933,020	4,407	89,747	126,668	254,674

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP

ASSETS:
Investments at fair value (1)	$965,474	$366,684	$21,929,315	$6,516,749	$17,255,709	$9,469,069
Investment income due and accrued
Receivable for investments sold			10,192	159	1,377
Purchase payments receivable						275,880
Due from Great West Life & Annuity Insurance Company				4,159	6,924	6,262

Total assets	965,474	366,684	21,939,507	6,521,067	17,264,010	9,751,211

LIABILITIES:
Payable for investments purchased						275,880
Redemptions payable			10,192	159	1,377
Due to Great West Life & Annuity Insurance Company	98	35	4,595	659	1,757	947

Total liabilities	98	35	14,787	818	3,134	276,827

NET ASSETS	$965,376	$366,649	$21,924,720	$6,520,249	$17,260,876	$9,474,384

NET ASSETS REPRESENTED BY:
Accumulation units	$965,376	$366,649	$21,800,728	$6,494,207	$17,115,663	$9,405,403
Contracts in payout phase			123,992	26,042	145,213	68,981

NET ASSETS	$965,376	$366,649	$21,924,720	$6,520,249	$17,260,876	$9,474,384

ACCUMULATION UNITS OUTSTANDING	44,065	39,685	638,950	258,340	941,338	491,332

UNIT VALUE (ACCUMULATION)	$21.91	$9.24	$34.12	$25.14	$18.18	$19.14

(1) Cost of investments:	$989,770	$402,818	$16,749,449	$6,227,212	$13,087,676	$6,792,360
Shares of investments:	52,672	18,766	545,099	215,786	576,151	742,090

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	DEUTSCHE GLOBAL SMALL CAP VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP	DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP	DFA VA US TARGETED VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$94,179	$14,278,063	$18,579,773	$642,590	$5,662,788	$248,801
Investment income due and accrued
Receivable for investments sold		576			424
Purchase payments receivable			5,084
Due from Great West Life & Annuity Insurance Company		1,228	36,500		1,732

Total assets	94,179	14,279,867	18,621,357	642,590	5,664,944	248,801

LIABILITIES:
Payable for investments purchased			1,499
Redemptions payable		576	3,585		424
Due to Great West Life & Annuity Insurance Company	9	1,466	1,921	2,316	559	16

Total liabilities	9	2,042	7,005	2,316	983	16

NET ASSETS	$94,170	$14,277,825	$18,614,352	$640,274	$5,663,961	$248,785

NET ASSETS REPRESENTED BY:
Accumulation units	$94,170	$14,257,934	$18,458,292	$624,523	$5,646,816	$248,785
Contracts in payout phase		19,891	156,060	15,751	17,145

NET ASSETS	$94,170	$14,277,825	$18,614,352	$640,274	$5,663,961	$248,785

ACCUMULATION UNITS OUTSTANDING	9,858	799,120	726,299	41,320	337,925	24,550

UNIT VALUE (ACCUMULATION)	$9.55	$17.84	$25.41	$15.11	$16.71	$10.13

(1) Cost of investments:	$92,660	$11,179,225	$15,431,085	$435,377	$4,403,227	$255,560
Shares of investments:	6,446	821,523	1,072,735	28,159	318,313	13,633

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II

ASSETS:
Investments at fair value (1)	$1,842,881	$13,517,211	$3,876,034	$648,642	$35,745,946	$2,437,989
Investment income due and accrued		64,212	7,235
Receivable for investments sold		11,082			3,282
Purchase payments receivable					92
Due from Great West Life & Annuity Insurance Company		8,826			22,642

Total assets	1,842,881	13,601,331	3,883,269	648,642	35,771,962	2,437,989

LIABILITIES:
Payable for investments purchased
Redemptions payable		11,082			3,374
Due to Great West Life & Annuity Insurance Company	6,360	1,441	2,246	62	3,743	937

Total liabilities	6,360	12,523	2,246	62	7,117	937

NET ASSETS	$1,836,521	$13,588,808	$3,881,023	$648,580	$35,764,845	$2,437,052

NET ASSETS REPRESENTED BY:
Accumulation units	$1,812,579	$13,472,230	$3,857,559	$648,580	$35,172,767	$2,410,146
Contracts in payout phase	23,942	116,578	23,464		592,078	26,906

NET ASSETS	$1,836,521	$13,588,808	$3,881,023	$648,580	$35,764,845	$2,437,052

ACCUMULATION UNITS OUTSTANDING	76,988	724,399	229,406	37,915	2,099,547	129,276

UNIT VALUE (ACCUMULATION)	$23.54	$18.60	$16.82	$17.11	$16.75	$18.64

(1) Cost of investments:	$1,011,653	$11,522,325	$2,888,415	$411,673	$36,100,103	$2,859,038
Shares of investments:	80,021	273,020	118,606	13,576	3,214,564	439,277

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND VIPT	GREAT-WEST SECURE-FOUNDATION BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND

ASSETS:
Investments at fair value (1)	$764,361	$4,423,033	$22,659,178	$7,979,831	$4,487,437	$12,402,418
Investment income due and accrued
Receivable for investments sold		152		151		960
Purchase payments receivable			218,201
Due from Great West Life & Annuity Insurance Company	4,613			2,330

Total assets	768,974	4,423,185	22,877,379	7,982,312	4,487,437	12,403,378

LIABILITIES:
Payable for investments purchased			216,850
Redemptions payable		152	1,352	151		960
Due to Great West Life & Annuity Insurance Company	90	436	2,151	819	8,173	8,181

Total liabilities	90	588	220,353	970	8,173	9,141

NET ASSETS	$768,884	$4,422,597	$22,657,026	$7,981,342	$4,479,264	$12,394,237

NET ASSETS REPRESENTED BY:
Accumulation units	$737,785	$4,422,597	$22,657,026	$7,966,785	$4,427,696	$12,261,372
Contracts in payout phase	31,099			14,557	51,568	132,865

NET ASSETS	$768,884	$4,422,597	$22,657,026	$7,981,342	$4,479,264	$12,394,237

ACCUMULATION UNITS OUTSTANDING	33,846	272,861	2,213,877	440,876	145,242	633,654

UNIT VALUE (ACCUMULATION)	$21.80	$16.21	$10.23	$18.07	$30.48	$19.35

(1) Cost of investments:	$639,829	$4,287,298	$22,990,809	$6,573,124	$2,615,858	$10,507,888
Shares of investments:	72,589	198,165	1,775,798	416,484	109,423	493,138

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

ASSETS:
Investments at fair value (1)	$3,380,185	$12,445,391	$2,867,611	$2,384,757	$2,363,085	$8,548,044
Investment income due and accrued
Receivable for investments sold	13	362		56,501
Purchase payments receivable						7,500
Due from Great West Life & Annuity Insurance Company	5,061					1,317

Total assets	3,385,259	12,445,753	2,867,611	2,441,258	2,363,085	8,556,861

LIABILITIES:
Payable for investments purchased						7,500
Redemptions payable	13	362		56,501
Due to Great West Life & Annuity Insurance Company	369	4,638	2,141	250	1,607	885

Total liabilities	382	5,000	2,141	56,751	1,607	8,385

NET ASSETS	$3,384,877	$12,440,753	$2,865,470	$2,384,507	$2,361,478	$8,548,476

NET ASSETS REPRESENTED BY:
Accumulation units	$3,355,833	$12,386,882	$2,863,662	$2,384,507	$2,356,004	$8,529,765
Contracts in payout phase	29,044	53,871	1,808		5,474	18,711

NET ASSETS	$3,384,877	$12,440,753	$2,865,470	$2,384,507	$2,361,478	$8,548,476

ACCUMULATION UNITS OUTSTANDING	157,532	897,518	149,125	100,006	407,798	376,976

UNIT VALUE (ACCUMULATION)	$21.30	$13.80	$19.20	$23.84	$5.78	$22.63

(1) Cost of investments:	$3,086,646	$11,237,388	$2,792,223	$2,353,077	$2,017,551	$7,455,318
Shares of investments:	611,245	356,908	203,955	100,878	119,650	271,971

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO

ASSETS:
Investments at fair value (1)	$72,325,710	$16,399,127	$54,624,972	$8,936,988	$200,646	$7,768,574
Investment income due and accrued
Receivable for investments sold				364		2
Purchase payments receivable	25,602	7,500	139,424
Due from Great West Life & Annuity Insurance Company				9,557		8,103

Total assets	72,351,312	16,406,627	54,764,396	8,946,909	200,646	7,776,679

LIABILITIES:
Payable for investments purchased	25,090	5,662	135,941
Redemptions payable	512	1,838	3,482	364		2
Due to Great West Life & Annuity Insurance Company	117,805	31,825	24,503	1,010	18	915

Total liabilities	143,407	39,325	163,926	1,374	18	917

NET ASSETS	$72,207,905	$16,367,302	$54,600,470	$8,945,535	$200,628	$7,775,762

NET ASSETS REPRESENTED BY:
Accumulation units	$71,184,196	$16,017,583	$54,347,348	$8,850,319	$200,628	$7,721,162
Contracts in payout phase	1,023,709	349,719	253,122	95,216		54,600

NET ASSETS	$72,207,905	$16,367,302	$54,600,470	$8,945,535	$200,628	$7,775,762

ACCUMULATION UNITS OUTSTANDING	4,356,548	799,737	3,569,581	411,783	18,033	270,141

UNIT VALUE (ACCUMULATION)	$16.34	$20.03	$15.23	$21.49	$11.13	$28.58

(1) Cost of investments:	$65,482,703	$16,147,258	$55,757,478	$5,850,467	$183,998	$5,217,598
Shares of investments:	2,193,682	1,368,875	4,208,395	215,609	23,440	217,242

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$5,010,159	$2,113,815	$1,211,889	$15,681,055	$22,755,831	$20,590,678
Investment income due and accrued
Receivable for investments sold	7				553	10,850
Purchase payments receivable		1,818		49,331
Due from Great West Life & Annuity Insurance Company	952		1,456	3,398	7,303	8,575

Total assets	5,011,118	2,115,633	1,213,345	15,733,784	22,763,687	20,610,103

LIABILITIES:
Payable for investments purchased		1,818		41,083
Redemptions payable	7			8,248	553	10,850
Due to Great West Life & Annuity Insurance Company	586	1,560	118	1,565	2,444	2,068

Total liabilities	593	3,379	118	50,896	2,997	12,918

NET ASSETS	$5,010,525	$2,112,254	$1,213,227	$15,682,888	$22,760,690	$20,597,185

NET ASSETS REPRESENTED BY:
Accumulation units	$5,000,610	$2,090,008	$1,202,500	$15,625,133	$22,524,728	$20,531,400
Contracts in payout phase	9,915	22,246	10,727	57,755	235,962	65,785

NET ASSETS	$5,010,525	$2,112,254	$1,213,227	$15,682,888	$22,760,690	$20,597,185

ACCUMULATION UNITS OUTSTANDING	207,034	226,577	49,539	983,417	669,715	1,062,936

UNIT VALUE (ACCUMULATION)	$24.15	$9.22	$24.27	$15.89	$33.63	$19.32

(1) Cost of investments:	$6,756,022	$2,492,446	$914,458	$16,944,073	$17,409,152	$17,919,689
Shares of investments:	153,875	66,999	50,369	785,624	483,817	960,386

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	MFS UTILITIES SERIES	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHIEMER INTERNATIONAL GROWTH FUND/VA

ASSETS:
Investments at fair value (1)	$9,096,952	$395,382	$15,330,872	$29,807,388	$230,091	$13,544,093
Investment income due and accrued
Receivable for investments sold			8,283
Purchase payments receivable	42,441			10,164	16,419	137,940
Due from Great West Life & Annuity Insurance Company	813	1,051	33,680	32,428

Total assets	9,140,206	396,433	15,372,835	29,849,980	246,510	13,682,033

LIABILITIES:
Payable for investments purchased	42,235			9,789	16,419	137,940
Redemptions payable	205		8,283	375
Due to Great West Life & Annuity Insurance Company	969	38	1,548	3,068	21	2,709

Total liabilities	43,409	38	9,831	13,232	16,440	140,649

NET ASSETS	$9,096,797	$396,395	$15,363,004	$29,836,748	$230,070	$13,541,384

NET ASSETS REPRESENTED BY:
Accumulation units	$9,068,745	$366,856	$15,225,690	$29,635,416	$230,070	$13,528,463
Contracts in payout phase	28,052	29,539	137,314	201,332		12,921

NET ASSETS	$9,096,797	$396,395	$15,363,004	$29,836,748	$230,070	$13,541,384

ACCUMULATION UNITS OUTSTANDING	614,293	22,106	541,410	1,191,764	20,875	714,745

UNIT VALUE (ACCUMULATION)	$14.76	$16.60	$28.12	$24.87	$11.02	$18.93

(1) Cost of investments:	$8,680,284	$292,302	$12,919,097	$22,843,465	$227,266	$12,627,675
Shares of investments:	271,713	19,819	614,464	754,617	8,663	5,863,244

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO

ASSETS:
Investments at fair value (1)	$254,430	$36,620,589	$79,211,301	$258,322	$110,415,878	$210,609
Investment income due and accrued		179,155	124,153	19	252,636
Receivable for investments sold		31,887
Purchase payments receivable			40,873	7,500	121,112
Due from Great West Life & Annuity Insurance Company			19,381

Total assets	254,430	36,831,631	79,395,708	265,841	110,789,626	210,609

LIABILITIES:
Payable for investments purchased			28,234	7,500	119,281
Redemptions payable		31,887	12,639		1,831
Due to Great West Life & Annuity Insurance Company	24	7,365	7,984	19	99,425	19

Total liabilities	24	39,252	48,857	7,519	220,537	19

NET ASSETS	$254,406	$36,792,379	$79,346,851	$258,322	$110,569,089	$210,590

NET ASSETS REPRESENTED BY:
Accumulation units	$254,406	$36,601,425	$78,778,416	$258,322	$109,834,044	$210,590
Contracts in payout phase		190,954	568,435		735,045

NET ASSETS	$254,406	$36,792,379	$79,346,851	$258,322	$110,569,089	$210,590

ACCUMULATION UNITS OUTSTANDING	34,369	1,632,094	5,881,099	26,706	6,952,560	33,881

UNIT VALUE (ACCUMULATION)	$7.40	$22.43	$13.40	$9.67	$15.80	$6.22

(1) Cost of investments:	$291,026	$37,284,568	$79,013,454	$261,802	$111,483,106	$257,978
Shares of investments:	52,352	4,629,657	7,486,890	20,166	9,858,561	9,837

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

ASSETS:
Investments at fair value (1)	$3,594,367	$3,613,108	$5,140,151	$1,944,434	$1,460,287	$9,039,347
Investment income due and accrued
Receivable for investments sold	274
Purchase payments receivable		5,084				464
Due from Great West Life & Annuity Insurance Company		4,797	9,108	289	982

Total assets	3,594,641	3,622,989	5,149,259	1,944,723	1,461,269	9,039,811

LIABILITIES:
Payable for investments purchased		5,084				315
Redemptions payable	274					149
Due to Great West Life & Annuity Insurance Company	400	366	585	211	137	901

Total liabilities	674	5,450	585	211	137	1,365

NET ASSETS	$3,593,967	$3,617,539	$5,148,674	$1,944,512	$1,461,132	$9,038,446

NET ASSETS REPRESENTED BY:
Accumulation units	$3,593,967	$3,590,635	$5,139,566	$1,936,319	$1,459,427	$9,038,446
Contracts in payout phase		26,904	9,108	8,193	1,705

NET ASSETS	$3,593,967	$3,617,539	$5,148,674	$1,944,512	$1,461,132	$9,038,446

ACCUMULATION UNITS OUTSTANDING	177,858	218,714	234,556	94,744	122,369	805,344

UNIT VALUE (ACCUMULATION)	$20.21	$16.42	$21.91	$20.44	$11.93	$11.22

(1) Cost of investments:	$2,882,255	$3,315,544	$4,740,174	$1,502,697	$1,777,339	$9,017,302
Shares of investments:	133,918	159,943	178,912	50,296	49,501	904,840

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INVESTORS FUND	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO

ASSETS:
Investments at fair value (1)	$11,693,763	$13,245,501	$614,155	$6,461,124	$31,781,269	$99,414,176
Investment income due and accrued						1,198
Receivable for investments sold				1,900		642,491
Purchase payments receivable	7,261	7,214				567,783
Due from Great West Life & Annuity Insurance Company	17,961

Total assets	11,718,985	13,252,715	614,155	6,463,024	31,781,269	100,625,648

LIABILITIES:
Payable for investments purchased	2,845	7,214
Redemptions payable	4,416			1,900		1,210,273
Due to Great West Life & Annuity Insurance Company	1,232	1,414	62	655	11,022	243,354

Total liabilities	8,493	8,628	62	2,555	11,022	1,453,627

NET ASSETS	$11,710,492	$13,244,087	$614,093	$6,460,469	$31,770,247	$99,172,021

NET ASSETS REPRESENTED BY:
Accumulation units	$11,640,725	$13,244,087	$614,093	$6,460,469	$31,293,268	$97,679,364
Contracts in payout phase	69,767				476,979	1,492,657

NET ASSETS	$11,710,492	$13,244,087	$614,093	$6,460,469	$31,770,247	$99,172,021

ACCUMULATION UNITS OUTSTANDING	640,439	717,552	56,044	285,536	1,479,397	8,660,295

UNIT VALUE (ACCUMULATION)	$18.18	$18.46	$10.96	$22.63	$21.15	$11.28

(1) Cost of investments:	$9,586,393	$11,217,913	$588,507	$6,325,223	$24,261,580	$99,414,176
Shares of investments:	517,881	656,693	35,357	519,383	1,635,680	99,414,176

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II

ASSETS:
Investments at fair value (1)	$217,791,287	$11,781,563	$9,608,610	$2,781,871	$66,513	$3,163,424
Investment income due and accrued
Receivable for investments sold			11,686
Purchase payments receivable	97,277	797
Due from Great West Life & Annuity Insurance Company			2,170	793

Total assets	217,888,564	11,782,360	9,622,466	2,782,664	66,513	3,163,424

LIABILITIES:
Payable for investments purchased	42,573	797
Redemptions payable	54,704		11,686
Due to Great West Life & Annuity Insurance Company	78,876	1,145	958	273	5	342

Total liabilities	176,153	1,942	12,644	273	5	342

NET ASSETS	$217,712,411	$11,780,418	$9,609,822	$2,782,391	$66,508	$3,163,082

NET ASSETS REPRESENTED BY:
Accumulation units	$215,357,530	$11,780,418	$9,596,261	$2,781,014	$66,508	$3,163,082
Contracts in payout phase	2,354,881		13,561	1,377

NET ASSETS	$217,712,411	$11,780,418	$9,609,822	$2,782,391	$66,508	$3,163,082

ACCUMULATION UNITS OUTSTANDING	9,688,750	925,192	405,260	120,409	5,426	251,962

UNIT VALUE (ACCUMULATION)	$22.23	$12.73	$23.68	$23.10	$12.26	$12.55

(1) Cost of investments:	$149,350,926	$12,138,087	$9,436,625	$3,076,129	$67,328	$3,188,548
Shares of investments:	7,209,245	1,198,531	543,166	190,148	1,778	87,267

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND

ASSETS:
Investments at fair value (1)	$6,968,786	$5,061,898	$3,266,447	$3,065,856	$8,033,446	$3,823,090
Investment income due and accrued
Receivable for investments sold			257		179
Purchase payments receivable	843	12,755				4,421
Due from Great West Life & Annuity Insurance Company	5,365		1,867		6,135

Total assets	6,974,994	5,074,653	3,268,571	3,065,856	8,039,760	3,827,511

LIABILITIES:
Payable for investments purchased	843	12,342				4,354
Redemptions payable		413	257		179	67
Due to Great West Life & Annuity Insurance Company	688	454	320	297	957	371

Total liabilities	1,531	13,209	577	297	1,136	4,792

NET ASSETS	$6,973,463	$5,061,444	$3,267,994	$3,065,559	$8,038,624	$3,822,719

NET ASSETS REPRESENTED BY:
Accumulation units	$6,936,052	$5,061,444	$3,251,875	$3,065,559	$7,959,206	$3,822,719
Contracts in payout phase	37,411		16,119		79,418

NET ASSETS	$6,973,463	$5,061,444	$3,267,994	$3,065,559	$8,038,624	$3,822,719

ACCUMULATION UNITS OUTSTANDING	585,744	505,296	301,303	123,811	172,848	301,395

UNIT VALUE (ACCUMULATION)	$11.84	$10.02	$10.79	$24.76	$46.05	$12.68

(1) Cost of investments:	$7,110,663	$5,140,712	$2,403,002	$2,686,522	$6,297,184	$4,725,206
Shares of investments:	463,042	281,373	194,431	164,477	399,078	155,158

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$9,662,790	$292,114	$158,788	$380,328	$449,616	$110,786
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	18,081
Due from Great West Life & Annuity Insurance Company	2,512

Total assets	9,683,383	292,114	158,788	380,328	449,616	110,786

LIABILITIES:
Payable for investments purchased	13,871
Redemptions payable	4,210
Due to Great West Life & Annuity Insurance Company	977	19	13	29	34	8

Total liabilities	19,058	19	13	29	34	8

NET ASSETS	$9,664,325	$292,095	$158,775	$380,299	$449,582	$110,778

NET ASSETS REPRESENTED BY:
Accumulation units	$9,611,418	$292,095	$158,775	$380,299	$449,582	$110,778
Contracts in payout phase	52,907

NET ASSETS	$9,664,325	$292,095	$158,775	$380,299	$449,582	$110,778

ACCUMULATION UNITS OUTSTANDING	815,905	26,527	15,325	35,152	40,113	10,243

UNIT VALUE (ACCUMULATION)	$11.78	$11.01	$10.36	$10.82	$11.21	$10.81

(1) Cost of investments:	$11,242,300	$292,651	$158,009	$366,167	$432,426	$102,221
Shares of investments:	1,035,669	10,759	8,514	16,911	31,730	4,589

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$6,552,889	$266,102	$7,303,614	$1,983,706
Investment income due and accrued	1
Receivable for investments sold	149		2,222
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	3,099		62,074

Total assets	6,556,138	266,102	7,367,910	1,983,706

LIABILITIES:
Payable for investments purchased
Redemptions payable	149		2,222
Due to Great West Life & Annuity Insurance Company	643	26	741	2,824

Total liabilities	792	26	2,963	2,824

NET ASSETS	$6,555,346	$266,076	$7,364,947	$1,980,882

NET ASSETS REPRESENTED BY:
Accumulation units	$6,507,689	$266,076	$7,188,728	$1,946,254
Contracts in payout phase	47,657		176,219	34,628

NET ASSETS	$6,555,346	$266,076	$7,364,947	$1,980,882

ACCUMULATION UNITS OUTSTANDING	294,569	24,654	328,336	103,867

UNIT VALUE (ACCUMULATION)	$22.09	$10.79	$21.89	$18.74

(1) Cost of investments:	$6,114,383	$264,874	$5,249,887	$1,693,544
Shares of investments:	213,380	9,896	253,070	177,911

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$15,469	$38,714	$		$86,308	$		$

EXPENSES:
Mortality and expense risk	5,373	188,921		45,059	45,682		9,811		105,958

NET INVESTMENT INCOME (LOSS)	10,096	(150,207)		(45,059)	40,626		(9,811)		(105,958)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,494	1,404,444		492,182	281,969		30,331		441,224
Realized gain on distributions		3,922,456					26,422

Net realized gain (loss) on investments	1,494	5,326,900		492,182	281,969		56,753		441,224

Change in net unrealized appreciation (depreciation)
on investments	53,385	(2,884,348)		(46,963)	216,356		116,013		(635,399)

Net realized and unrealized gain (loss) on investments	54,879	2,442,552		445,219	498,325		172,766		(194,175)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$64,975	$2,292,345		$400,160	$538,951		$162,955		$(300,133)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$148,894	$528,750	$48,773	$223,009	$77,297	$81,030

EXPENSES:
Mortality and expense risk	31,269	128,060	51,063	105,912	26,698	37,418

NET INVESTMENT INCOME (LOSS)	117,625	400,690	(2,290)	117,097	50,599	43,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	194,010	(138,496)	336,006	498,665	105,674	115,328
Realized gain on distributions		4,740,016	804,478	1,157,381

Net realized gain (loss) on investments	194,010	4,601,520	1,140,484	1,656,046	105,674	115,328

Change in net unrealized appreciation (depreciation)
on investments	(593,232)	(1,033,361)	(635,908)	(475,356)	267,191	(465,448)

Net realized and unrealized gain (loss) on investments	(399,222)	3,568,159	504,576	1,180,690	372,865	(350,120)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(281,597)	$3,968,849	$502,286	$1,297,787	$423,464	$(306,508)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	BLACKROCK GLOBAL ALLOCATION VI FUND		COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
			(1)	(2)
INVESTMENT INCOME:
Dividends	$67,024	$404,917	$985	$30,815	$		$

EXPENSES:
Mortality and expense risk	47,324	196,226	73	2,615		16,485		44,053

NET INVESTMENT INCOME (LOSS)	19,700	208,691	912	28,200		(16,485)		(44,053)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	319,789	1,852,062	1	235		265,458		640,245
Realized gain on distributions	398,962			98,623		88,812		464,219

Net realized gain (loss) on investments	718,751	1,852,062	1	98,858		354,270		1,104,464

Change in net unrealized appreciation (depreciation)
on investments	223,343	976,189	35	(140,599)		(165,788)		165,811

Net realized and unrealized gain (loss) on investments	942,094	2,828,251	36	(41,741)		188,482		1,270,275

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$961,794	$3,036,942	$948	$(13,541)		$171,997		$1,226,222

(1) For the period September 26, 2014 to December 31, 2014.
(2) For the period June 12, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP
			(1)
INVESTMENT INCOME:
Dividends	$6,679	$		$123,678	$5,344	$102,343	$95,331

EXPENSES:
Mortality and expense risk	9,224		1,002	163,455	56,673	122,271	65,337

NET INVESTMENT INCOME (LOSS)	(2,545)		(1,002)	(39,777)	(51,329)	(19,928)	29,994

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	29,415		(3,417)	1,087,270	543,194	985,753	519,763
Realized gain on distributions	176,004			1,905,066	739,221	935,626

Net realized gain (loss) on investments	205,419		(3,417)	2,992,336	1,282,415	1,921,379	519,763

Change in net unrealized appreciation (depreciation)
on investments	(215,515)		(36,134)	(1,837,812)	(1,189,779)	29,089	395,569

Net realized and unrealized gain (loss) on investments	(10,096)		(39,551)	1,154,524	92,636	1,950,468	915,332

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(12,641)		$(40,553)	$1,114,747	$41,307	$1,930,540	$945,326

(1) For the period May 8, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		DEUTSCHE GLOBAL SMALL CAP VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP		DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP	DFA VA US TARGETED VALUE PORTFOLIO
		(1)						(2)
INVESTMENT INCOME:
Dividends	$		$204,274	$166,578	$		$48,648	$1,816

EXPENSES:
Mortality and expense risk		144	94,474	132,788		4,137	42,888	123

NET INVESTMENT INCOME (LOSS)		(144)	109,800	33,790		(4,137)	5,760	1,693

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(7)	436,072	1,428,510		15,301	642,913	6
Realized gain on distributions				948,665			29,096	9,600

Net realized gain (loss) on investments		(7)	436,072	2,377,175		15,301	672,009	9,606

Change in net unrealized appreciation (depreciation)
on investments		1,519	618,802	(1,719,507)		19,099	(420,330)	(6,759)

Net realized and unrealized gain (loss) on investments		1,512	1,054,874	657,668		34,400	251,679	2,847

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$1,368	$1,164,674	$691,458		$30,263	$257,439	$4,540

(1) For the period June 12, 2014 to December 31, 2014.
(2) For the period October 15, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II

INVESTMENT INCOME:
Dividends	$13,530	$258,889	$28,637	$		$1,024,672	$45,769

EXPENSES:
Mortality and expense risk	10,955	107,190	26,955		4,549	276,460	21,981

NET INVESTMENT INCOME (LOSS)	2,575	151,699	1,682		(4,549)	748,212	23,788

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	85,899	945,784	206,023		18,176	(117,988)	(52,914)
Realized gain on distributions	7,343	380,213					501,386

Net realized gain (loss) on investments	93,242	1,325,997	206,023		18,176	(117,988)	448,472

Change in net unrealized appreciation (depreciation)
on investments	69,314	(516,370)	97,724		(10,918)	704,525	(513,585)

Net realized and unrealized gain (loss) on investments	162,556	809,627	303,747		7,258	586,537	(65,113)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$165,131	$961,326	$305,429		$2,709	$1,334,749	$(41,325)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND VIPT	GREAT-WEST SECURE-FOUNDATION BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND
			(1)
INVESTMENT INCOME:
Dividends	$27,028	$30,160	$238,494	$98,194	$38,128	$230,451

EXPENSES:
Mortality and expense risk	7,059	35,723	32,915	52,108	38,319	94,148

NET INVESTMENT INCOME (LOSS)	19,969	(5,563)	205,579	46,086	(191)	136,303

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	17,044	706,257	2,785	333,031	212,150	995,888
Realized gain on distributions	56,896	363,684	409,276		21,288	1,498,649

Net realized gain (loss) on investments	73,940	1,069,941	412,061	333,031	233,438	2,494,537

Change in net unrealized appreciation (depreciation)
on investments	(67,498)	(1,091,481)	(331,631)	232,009	76,950	(1,504,370)

Net realized and unrealized gain (loss) on investments	6,442	(21,540)	80,430	565,040	310,388	990,167

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,411	$(27,103)	$286,009	$611,126	$310,197	$1,126,470

(1) For the period June 9, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$143,661	$210,286	$1,085	$		$		$144,169

EXPENSES:
Mortality and expense risk	25,042	96,106	20,528		18,532		14,421	63,128

NET INVESTMENT INCOME (LOSS)	118,619	114,180	(19,443)		(18,532)		(14,421)	81,041

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(22,367)	592,159	85,854		234,615		103,229	134,513
Realized gain on distributions			311,121		238,975		162,450	216,085

Net realized gain (loss) on investments	(22,367)	592,159	396,975		473,590		265,679	350,598

Change in net unrealized appreciation (depreciation)
on investments	(81,986)	(794,764)	(274,549)		(421,421)		(95,023)	192,553

Net realized and unrealized gain (loss) on investments	(104,353)	(202,605)	122,426		52,169		170,656	543,151

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,266	$(88,425)	$102,983		$33,637		$156,235	$624,192

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO		JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO
						(1)
INVESTMENT INCOME:
Dividends	$1,012,483	$575,727	$1,431,146	$88,831	$		$27,232

EXPENSES:
Mortality and expense risk	466,400	130,641	317,983	67,363		242	64,431

NET INVESTMENT INCOME (LOSS)	546,083	445,086	1,113,163	21,468		(242)	(37,199)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	584,254	150,808	(249,683)	327,030		35	290,244
Realized gain on distributions	1,626,340						531,149

Net realized gain (loss) on investments	2,210,594	150,808	(249,683)	327,030		35	821,393

Change in net unrealized appreciation (depreciation)
on investments	1,957,644	92,760	715,221	158,438		16,648	57,086

Net realized and unrealized gain (loss) on investments	4,168,238	243,568	465,538	485,468		16,683	878,479

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,714,321	$688,654	$1,578,701	$506,936		$16,441	$841,280

(1) For the period August 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$353,001	$145,746	$1,326	$280,878	$40,957	$356,719

EXPENSES:
Mortality and expense risk	51,325	21,576	7,332	119,202	181,945	142,697

NET INVESTMENT INCOME (LOSS)	301,676	124,170	(6,006)	161,676	(140,988)	214,022

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(299,471)	55,011	39,797	58,762	2,652,588	708,953
Realized gain on distributions	424,592	179,439	75,965	150,143	129,758

Net realized gain (loss) on investments	125,121	234,450	115,762	208,905	2,782,346	708,953

Change in net unrealized appreciation (depreciation)
on investments	(1,168,899)	(675,292)	(1,347)	(1,248,868)	(1,826,156)	(860,325)

Net realized and unrealized gain (loss) on investments	(1,043,778)	(440,842)	114,415	(1,039,963)	956,190	(151,372)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(742,102)	$(316,672)	$108,409	$(878,287)	$815,202	$62,650

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	MFS UTILITIES SERIES	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHIEMER INTERNATIONAL GROWTH FUND/VA
						(1)
INVESTMENT INCOME:
Dividends	$166,752	$2,325	$129,034	$333,108	$		$171,403

EXPENSES:
Mortality and expense risk	62,653	2,007	105,325	223,584		185	99,597

NET INVESTMENT INCOME (LOSS)	104,099	318	23,709	109,524		(185)	71,806

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	627,075	25,026	1,266,685	1,768,389		1,765	1,056,972
Realized gain on distributions	321,416	8,509	754,338	1,358,997			301,674

Net realized gain (loss) on investments	948,491	33,535	2,021,023	3,127,386		1,765	1,358,646

Change in net unrealized appreciation (depreciation)
on investments	(225,094)	1,733	(899,897)	(2,773,410)		2,825	(2,577,008)

Net realized and unrealized gain (loss) on investments	723,397	35,268	1,121,126	353,976		4,590	(1,218,362)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$827,496	$35,586	$1,144,835	$463,500		$4,405	$(1,146,556)

(1) For the period July 11, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO
	(1)			(2)
INVESTMENT INCOME:
Dividends	$347	$2,037,149	$920,916	$48	$2,675,940	$623

EXPENSES:
Mortality and expense risk	353	283,500	599,892	247	912,755	2,216

NET INVESTMENT INCOME (LOSS)	(6)	1,753,649	321,024	(199)	1,763,185	(1,593)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(649)	972,791	516,299	(2)	652,896	(15,799)
Realized gain on distributions						1,772

Net realized gain (loss) on investments	(649)	972,791	516,299	(2)	652,896	(14,027)

Change in net unrealized appreciation (depreciation)
on investments	(36,596)	(1,758,827)	(726,727)	(3,480)	1,915,115	(24,872)

Net realized and unrealized gain (loss) on investments	(37,245)	(786,036)	(210,428)	(3,482)	2,568,011	(38,899)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(37,251)	$967,613	$110,596	$(3,681)	$4,331,196	$(40,492)

(1) For the period May 5, 2014 to December 31, 2014.
(2) For the period September 12, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

INVESTMENT INCOME:
Dividends	$43,992	$23,510	$		$		$		$137,056

EXPENSES:
Mortality and expense risk	29,700	24,333		45,216		16,924		15,291	35,624

NET INVESTMENT INCOME (LOSS)	14,292	(823)		(45,216)		(16,924)		(15,291)	101,432

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	70,670	237,041		368,918		274,175		(54,393)	(61,423)
Realized gain on distributions	261,793	482,688		1,136,858

Net realized gain (loss) on investments	332,463	719,729		1,505,776		274,175		(54,393)	(61,423)

Change in net unrealized appreciation (depreciation)
on investments	(374)	(320,210)		(1,039,980)		(119,877)		(258,210)	86,600

Net realized and unrealized gain (loss) on investments	332,089	399,519		465,796		154,298		(312,603)	25,177

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$346,381	$398,696		$420,580		$137,374		$(327,894)	$126,609

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INVESTORS FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO
				(1)
INVESTMENT INCOME:
Dividends	$157,692	$24,117	$		$		$406,319	$9,655

EXPENSES:
Mortality and expense risk	75,625	81,683		1,265		54,515	230,175	717,470

NET INVESTMENT INCOME (LOSS)	82,067	(57,566)		(1,265)		(54,515)	176,144	(707,815)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	412,503	1,025,779		349		891,057	1,292,515
Realized gain on distributions		874,361				764,173	1,034,253

Net realized gain (loss) on investments	412,503	1,900,140		349		1,655,230	2,326,768

Change in net unrealized appreciation (depreciation)
on investments	669,141	618,878		25,648		(1,490,489)	(1,079,470)

Net realized and unrealized gain (loss) on investments	1,081,644	2,519,018		25,997		164,741	1,247,298

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,163,711	$2,461,452		$24,732		$110,226	$1,423,442	$(707,815)

(1) For the period June 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
						(1)		(2)
INVESTMENT INCOME:
Dividends	$2,862,982	$359,469	$158,080	$13,538	$		$

EXPENSES:
Mortality and expense risk	1,460,907	50,241	70,986	19,334		57		5,703

NET INVESTMENT INCOME (LOSS)	1,402,075	309,228	87,094	(5,796)		(57)		(5,703)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	11,754,297	(12,238)	1,136,811	34,296		3		46,698
Realized gain on distributions			1,117,030	437,168		4,421		252,064

Net realized gain (loss) on investments	11,754,297	(12,238)	2,253,841	471,464		4,424		298,762

Change in net unrealized appreciation (depreciation)
on investments	10,277,294	(196,864)	(1,490,175)	(313,236)		(815)		(25,124)

Net realized and unrealized gain (loss) on investments	22,031,591	(209,102)	763,666	158,228		3,609		273,638

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$23,433,666	$100,126	$850,760	$152,432		$3,552		$267,935

(1) For the period September 26, 2014 to December 31, 2014.
(2) For the period May 29, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND
		(1)
INVESTMENT INCOME:
Dividends	$131,021	$16,770	$117,540	$		$114,561	$

EXPENSES:
Mortality and expense risk	51,583	8,691	28,045		21,636	64,662		35,337

NET INVESTMENT INCOME (LOSS)	79,438	8,079	89,495		(21,636)	49,899		(35,337)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	299,560	(1,311)	391,896		262,392	556,633		117,787
Realized gain on distributions					371,676

Net realized gain (loss) on investments	299,560	(1,311)	391,896		634,068	556,633		117,787

Change in net unrealized appreciation (depreciation)
on investments	(1,252,733)	(78,814)	(335,468)		(288,955)	1,295,824		(1,078,380)

Net realized and unrealized gain (loss) on investments	(953,173)	(80,125)	56,428		345,113	1,852,457		(960,593)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(873,735)	$(72,046)	$145,923		$323,477	$1,902,356		$(995,930)

(1) For the period May 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF REIT INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
			(1)		(2)		(3)		(3)		(3)
INVESTMENT INCOME:
Dividends	$489,314	$		$		$		$		$

EXPENSES:
Mortality and expense risk	74,399		120		126		241		305		103

NET INVESTMENT INCOME (LOSS)	414,915		(120)		(126)		(241)		(305)		(103)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(366,964)		16		6		3		22		1
Realized gain on distributions	782,020

Net realized gain (loss) on investments	415,056		16		6		3		22		1

Change in net unrealized appreciation (depreciation)
on investments	(718,021)		(537)		779		14,161		17,190		8,565

Net realized and unrealized gain (loss) on investments	(302,965)		(521)		785		14,164		17,212		8,566

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$111,950		$(641)		$659		$13,923		$16,907		$8,463

(1) For the period November 6, 2014 to December 31, 2014.
(2) For the period October 23, 2014 to December 31, 2014.
(3) For the period September 18, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
				(1)
INVESTMENT INCOME:
Dividends	$		$		$4,128	$7,649

EXPENSES:
Mortality and expense risk		49,373		799	51,649	18,309

NET INVESTMENT INCOME (LOSS)		(49,373)		(799)	(47,521)	(10,660)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		971,417		(22,510)	578,792	(22,329)
Realized gain on distributions		899,893		23,675

Net realized gain (loss) on investments		1,871,310		1,165	578,792	(22,329)

Change in net unrealized appreciation (depreciation)
on investments		(1,900,857)		1,228	104,433	118,213

Net realized and unrealized gain (loss) on investments		(29,547)		2,393	683,225	95,884

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$(78,920)		$1,594	$635,704	$85,224

(1) For the period June 10, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,096	$3,068	$(150,207)	$5,014	$(45,059)	$(22,559)
Net realized gain (loss) on investments	1,494	(24,415)	5,326,900	886,007	492,182	521,527
Change in net unrealized appreciation (depreciation)
on investments	53,385	138,457	(2,884,348)	5,043,472	(46,963)	1,077,448

Increase (decrease) in net assets resulting
from operations	64,975	117,110	2,292,345	5,934,493	400,160	1,576,416

CONTRACT TRANSACTIONS:
Purchase payments received			331,723	120,670	84,881	145,277
Transfers for contract benefits and terminations	(43,220)	(216,411)	(1,746,731)	(1,346,748)	(396,670)	(515,955)
Net transfers		(13,487)	964,618	(117,874)	(80,555)	102,957
Contract maintenance charges			(1,641)	(208)	(179)	(18)
Adjustments to net assets allocated to contracts
in payout phase	1,680	(1,793)	12,405	(14,272)	1,853	(2,936)

Increase (decrease) in net assets resulting from
contract transactions	(41,540)	(231,691)	(439,626)	(1,358,432)	(390,670)	(270,675)

Total increase (decrease) in net assets	23,435	(114,581)	1,852,719	4,576,061	9,490	1,305,741

NET ASSETS:
Beginning of period	787,550	902,131	23,136,796	18,560,735	5,983,829	4,678,088

End of period	$810,985	$787,550	$24,989,515	$23,136,796	$5,993,319	$5,983,829

CHANGES IN UNITS OUTSTANDING:
Units issued	250	275	222,306	117,300	36,468	55,523
Units redeemed	(2,870)	(16,393)	(219,789)	(206,637)	(51,558)	(69,441)

Net increase (decrease)	(2,620)	(16,118)	2,517	(89,337)	(15,090)	(13,918)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO		ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$40,626	$37,826	$(9,811)	$(6,616)	$(105,958)	$31,842
Net realized gain (loss) on investments	281,969	153,649	56,753	151,607	441,224	882,692
Change in net unrealized appreciation (depreciation)
on investments	216,356	1,524,340	116,013	264,414	(635,399)	800,400

Increase (decrease) in net assets resulting
from operations	538,951	1,715,815	162,955	409,405	(300,133)	1,714,934

CONTRACT TRANSACTIONS:
Purchase payments received	482,284		43,417		346,167	66,926
Transfers for contract benefits and terminations	(454,195)	(366,753)	(24,923)	(231,435)	(669,802)	(1,429,437)
Net transfers	(144,076)	(322,740)	120,087	(565,336)	67,735	(351,758)
Contract maintenance charges	(43)		(8)		(206)	(17)
Adjustments to net assets allocated to contracts
in payout phase	1,485	(52,736)			19,043	(13,660)

Increase (decrease) in net assets resulting from
contract transactions	(114,545)	(742,229)	138,573	(796,771)	(237,063)	(1,727,946)

Total increase (decrease) in net assets	424,406	973,586	301,528	(387,366)	(537,196)	(13,012)

NET ASSETS:
Beginning of period	6,464,729	5,491,143	1,325,707	1,713,073	14,360,956	14,373,968

End of period	$6,889,135	$6,464,729	$1,627,235	$1,325,707	$13,823,760	$14,360,956

CHANGES IN UNITS OUTSTANDING:
Units issued	59,391	10,469	11,115		132,541	123,102
Units redeemed	(42,387)	(53,369)	(3,918)	(64,485)	(146,525)	(244,032)

Net increase (decrease)	17,004	(42,900)	7,197	(64,485)	(13,984)	(120,930)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$117,625	$242,998	$400,690	$127,553	$(2,290)	$(4,738)
Net realized gain (loss) on investments	194,010	226,083	4,601,520	2,538,671	1,140,484	1,259,964
Change in net unrealized appreciation (depreciation)
on investments	(593,232)	450,386	(1,033,361)	(2,102,424)	(635,908)	451,807

Increase (decrease) in net assets resulting
from operations	(281,597)	919,467	3,968,849	563,800	502,286	1,707,033

CONTRACT TRANSACTIONS:
Purchase payments received			714,160	376,792	126,747	165,317
Transfers for contract benefits and terminations	(429,775)	(323,646)	(943,532)	(1,268,927)	(456,025)	(325,992)
Net transfers	(229,343)	(493,449)	505,128	(500,016)	(734,138)	1,256,431
Contract maintenance charges	(64)	(1)			(122)	(4)
Adjustments to net assets allocated to contracts
in payout phase	392	(2,026)	49,685	(147,179)

Increase (decrease) in net assets resulting from
contract transactions	(658,790)	(819,122)	325,441	(1,539,330)	(1,063,538)	1,095,752

Total increase (decrease) in net assets	(940,387)	100,345	4,294,290	(975,530)	(561,252)	2,802,785

NET ASSETS:
Beginning of period	4,734,864	4,634,519	15,784,389	16,759,919	6,957,180	4,154,395

End of period	$3,794,477	$4,734,864	$20,078,679	$15,784,389	$6,395,928	$6,957,180

CHANGES IN UNITS OUTSTANDING:
Units issued	209		164,834	98,355	91,290	390,253
Units redeemed	(77,837)	(108,674)	(145,968)	(140,086)	(149,131)	(318,934)

Net increase (decrease)	(77,628)	(108,674)	18,866	(41,731)	(57,841)	71,319

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$117,097	$104,874	$50,599	$46,853	$43,612	$48,374
Net realized gain (loss) on investments	1,656,046	841,789	105,674	60,390	115,328	83,274
Change in net unrealized appreciation (depreciation)
on investments	(475,356)	840,065	267,191	834,277	(465,448)	838,404

Increase (decrease) in net assets resulting
from operations	1,297,787	1,786,728	423,464	941,520	(306,508)	970,052

CONTRACT TRANSACTIONS:
Purchase payments received	316,985	375,146	302,099		53,233
Transfers for contract benefits and terminations	(739,507)	(412,088)	(82,693)	(175,123)	(277,712)	(470,721)
Net transfers	2,879,509	1,414,370	991,574	(212,650)	(91,565)	(244,984)
Contract maintenance charges	(294)	(57)			(238)	(19)
Adjustments to net assets allocated to contracts
in payout phase	1,600	(6,362)	693	(1,740)	695	(28,474)

Increase (decrease) in net assets resulting from
contract transactions	2,458,293	1,371,009	1,211,673	(389,513)	(315,587)	(744,198)

Total increase (decrease) in net assets	3,756,080	3,157,737	1,635,137	552,007	(622,095)	225,854

NET ASSETS:
Beginning of period	13,328,190	10,170,453	3,395,614	2,843,607	5,194,488	4,968,634

End of period	$17,084,270	$13,328,190	$5,030,751	$3,395,614	$4,572,393	$5,194,488

CHANGES IN UNITS OUTSTANDING:
Units issued	277,773	184,984	100,289	155	20,843	2,529
Units redeemed	(91,027)	(106,027)	(14,804)	(24,328)	(30,982)	(37,101)

Net increase (decrease)	186,746	78,957	85,485	(24,173)	(10,139)	(34,572)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS GLOBAL GROWTH FUND
	2014	2013	2014	2013	2014
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,700	$15,954	$208,691	$202,875	$912
Net realized gain (loss) on investments	718,751	315,036	1,852,062	973,899	1
Change in net unrealized appreciation (depreciation)
on investments	223,343	790,956	976,189	4,620,344	35

Increase (decrease) in net assets resulting
from operations	961,794	1,121,946	3,036,942	5,797,118	948

CONTRACT TRANSACTIONS:
Purchase payments received	282,269	381,859	329,331	230,348	71,048
Transfers for contract benefits and terminations	(390,663)	(604,255)	(1,675,539)	(1,503,429)
Net transfers	1,640,585	1,548,471	618,293	2,041,115	49,109
Contract maintenance charges	(46)		(242)	(9)
Adjustments to net assets allocated to contracts
in payout phase			(16,104)	(9,032)

Increase (decrease) in net assets resulting from
contract transactions	1,532,145	1,326,075	(744,261)	758,993	120,157

Total increase (decrease) in net assets	2,493,939	2,448,021	2,292,681	6,556,111	121,105

NET ASSETS:
Beginning of period	5,801,811	3,353,790	25,305,404	18,749,293

End of period	$8,295,750	$5,801,811	$27,598,085	$25,305,404	$121,105

CHANGES IN UNITS OUTSTANDING:
Units issued	121,845	136,706	166,814	219,739	11,891
Units redeemed	(45,089)	(71,501)	(162,558)	(183,028)

Net increase (decrease)	76,756	65,205	4,256	36,711	11,891

(1) For the period September 26, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	BLACKROCK GLOBAL ALLOCATION VI FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
	2014	2014	2013	2014	2013
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,200	$(16,485)	$(7,264)	$(44,053)	$(31,220)
Net realized gain (loss) on investments	98,858	354,270	165,300	1,104,464	105,176
Change in net unrealized appreciation (depreciation)
on investments	(140,599)	(165,788)	316,877	165,811	846,692

Increase (decrease) in net assets resulting
from operations	(13,541)	171,997	474,913	1,226,222	920,648

CONTRACT TRANSACTIONS:
Purchase payments received	513,521	886	1,715	119,367	43,380
Transfers for contract benefits and terminations	(50,195)	(158,469)	(207,430)	(688,977)	(202,267)
Net transfers	1,006,683	74,913	607,291	1,823,047	(64,164)
Contract maintenance charges		(16)	(11)	(104)	(10)
Adjustments to net assets allocated to contracts
in payout phase				404	(2,535)

Increase (decrease) in net assets resulting from
contract transactions	1,470,009	(82,686)	401,565	1,253,737	(225,596)

Total increase (decrease) in net assets	1,456,468	89,311	876,478	2,479,959	695,052

NET ASSETS:
Beginning of period		2,094,230	1,217,752	4,928,481	4,233,429

End of period	$1,456,468	$2,183,541	$2,094,230	$7,408,440	$4,928,481

CHANGES IN UNITS OUTSTANDING:
Units issued	158,796	60,949	76,241	324,383	125,554
Units redeemed	(13,357)	(59,012)	(58,285)	(237,510)	(153,168)

Net increase (decrease)	145,439	1,937	17,956	86,873	(27,614)

(1) For the period June 12, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,545)	$6,926	$(1,002)	$(39,777)	$(885)
Net realized gain (loss) on investments	205,419	72,100	(3,417)	2,992,336	1,447,613
Change in net unrealized appreciation (depreciation)
on investments	(215,515)	201,423	(36,134)	(1,837,812)	4,154,764

Increase (decrease) in net assets resulting
from operations	(12,641)	280,449	(40,553)	1,114,747	5,601,492

CONTRACT TRANSACTIONS:
Purchase payments received	8,157	37,859	56,543	274,344	126,436
Transfers for contract benefits and terminations	(74,957)	(219,034)		(1,377,927)	(1,348,958)
Net transfers	(320,948)	479,405	350,659	(393,086)	130,948
Contract maintenance charges	(3)			(319)	(17)
Adjustments to net assets allocated to contracts
in payout phase				8,712	(29,042)

Increase (decrease) in net assets resulting from
contract transactions	(387,751)	298,230	407,202	(1,488,276)	(1,120,633)

Total increase (decrease) in net assets	(400,392)	578,679	366,649	(373,529)	4,480,859

NET ASSETS:
Beginning of period	1,365,768	787,089		22,298,249	17,817,390

End of period	$965,376	$1,365,768	$366,649	$21,924,720	$22,298,249

CHANGES IN UNITS OUTSTANDING:
Units issued	25,924	50,247	44,782	60,035	58,530
Units redeemed	(44,770)	(35,490)	(5,097)	(95,924)	(96,820)

Net increase (decrease)	(18,846)	14,757	39,685	(35,889)	(38,290)

(1) For the period May 8, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DELAWARE VIP SMID CAP GROWTH SERIES		DEUTSCHE CAPITAL GROWTH VIP		DEUTSCHE CORE EQUITY VIP
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(51,329)	$(45,854)	$(19,928)	$80,159	$29,994	$51,162
Net realized gain (loss) on investments	1,282,415	544,827	1,921,379	920,520	519,763	552,404
Change in net unrealized appreciation (depreciation)
on investments	(1,189,779)	1,656,225	29,089	3,265,778	395,569	1,683,734

Increase (decrease) in net assets resulting
from operations	41,307	2,155,198	1,930,540	4,266,457	945,326	2,287,300

CONTRACT TRANSACTIONS:
Purchase payments received	1,266,302	203,368	241,732	469,145	197,169	80,858
Transfers for contract benefits and terminations	(743,940)	(551,121)	(1,731,571)	(895,365)	(361,418)	(514,055)
Net transfers	(2,672,366)	1,562,546	384,782	(580,655)	343,972	(325,461)
Contract maintenance charges	(218)	(3)	(132)	(15)	(75)	(27)
Adjustments to net assets allocated to contracts
in payout phase	2,092	292	5,557	(8,859)	21,598	(23,403)

Increase (decrease) in net assets resulting from
contract transactions	(2,148,130)	1,215,082	(1,099,632)	(1,015,749)	201,246	(782,088)

Total increase (decrease) in net assets	(2,106,823)	3,370,280	830,908	3,250,708	1,146,572	1,505,212

NET ASSETS:
Beginning of period	8,627,072	5,256,792	16,429,968	13,179,260	8,327,812	6,822,600

End of period	$6,520,249	$8,627,072	$17,260,876	$16,429,968	$9,474,384	$8,327,812

CHANGES IN UNITS OUTSTANDING:
Units issued	120,431	152,753	151,715	199,184	110,538	120,929
Units redeemed	(208,686)	(105,063)	(194,936)	(281,968)	(88,975)	(181,779)

Net increase (decrease)	(88,255)	47,690	(43,221)	(82,784)	21,563	(60,850)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DEUTSCHE GLOBAL SMALL CAP VIP	DEUTSCHE LARGE CAP VALUE VIP		DEUTSCHE SMALL CAP INDEX VIP
	2014	2014	2013	2014	2013
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(144)	$109,800	$121,873	$33,790	$126,489
Net realized gain (loss) on investments	(7)	436,072	409,625	2,377,175	2,109,251
Change in net unrealized appreciation (depreciation)
on investments	1,519	618,802	2,190,042	(1,719,507)	2,607,749

Increase (decrease) in net assets resulting
from operations	1,368	1,164,674	2,721,540	691,458	4,843,489

CONTRACT TRANSACTIONS:
Purchase payments received	3,101	200,205	379,989	371,920	710,588
Transfers for contract benefits and terminations		(849,810)	(784,838)	(1,485,790)	(1,359,989)
Net transfers	89,701	2,103,165	(289,267)	780,824	1,274,448
Contract maintenance charges		(89)	(7)	(297)	(32)
Adjustments to net assets allocated to contracts
in payout phase		685	(6,893)	16,737	(15,543)

Increase (decrease) in net assets resulting from
contract transactions	92,802	1,454,156	(701,016)	(316,606)	609,472

Total increase (decrease) in net assets	94,170	2,618,830	2,020,524	374,852	5,452,961

NET ASSETS:
Beginning of period		11,658,995	9,638,471	18,239,500	12,786,539

End of period	$94,170	$14,277,825	$11,658,995	$18,614,352	$18,239,500

CHANGES IN UNITS OUTSTANDING:
Units issued	9,858	185,856	120,041	202,019	173,324
Units redeemed		(98,509)	(172,753)	(173,788)	(146,941)

Net increase (decrease)	9,858	87,347	(52,712)	28,231	26,383

(1) For the period June 12, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DEUTSCHE SMALL MID CAP GROWTH VIP		DEUTSCHE SMALL MID CAP VALUE VIP		DFA VA US TARGETED VALUE PORTFOLIO
	2014	2013	2014	2013	2014
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,137)	$(2,778)	$5,760	$29,229	$1,693
Net realized gain (loss) on investments	15,301	8,959	672,009	741,491	9,606
Change in net unrealized appreciation (depreciation)
on investments	19,099	153,865	(420,330)	1,034,819	(6,759)

Increase (decrease) in net assets resulting
from operations	30,263	160,046	257,439	1,805,539	4,540

CONTRACT TRANSACTIONS:
Purchase payments received	13,000		119,936	195,983	7,569
Transfers for contract benefits and terminations	(1,671)	(28,831)	(405,427)	(982,437)
Net transfers	61,247	22,786	(1,090,970)	416,240	236,676
Contract maintenance charges			(38)	(3)
Adjustments to net assets allocated to contracts
in payout phase	290	(1,108)	1,151	(3,845)

Increase (decrease) in net assets resulting from
contract transactions	72,866	(7,153)	(1,375,348)	(374,062)	244,245

Total increase (decrease) in net assets	103,129	152,893	(1,117,909)	1,431,477	248,785

NET ASSETS:
Beginning of period	537,145	384,252	6,781,870	5,350,393

End of period	$640,274	$537,145	$5,663,961	$6,781,870	$248,785

CHANGES IN UNITS OUTSTANDING:
Units issued	8,827	2,405	34,061	164,324	24,550
Units redeemed	(2,660)	(3,443)	(120,150)	(188,981)

Net increase (decrease)	6,167	(1,038)	(86,089)	(24,657)	24,550

(1) For the period October 15, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF GROWTH AND INCOME PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,575	$8,401	$151,699	$179,035	$1,682	$5,069
Net realized gain (loss) on investments	93,242	82,907	1,325,997	1,603,713	206,023	197,220
Change in net unrealized appreciation (depreciation)
on investments	69,314	265,604	(516,370)	897,969	97,724	694,054

Increase (decrease) in net assets resulting
from operations	165,131	356,912	961,326	2,680,717	305,429	896,343

CONTRACT TRANSACTIONS:
Purchase payments received	130,358		132,837	156,923	135,406	8,401
Transfers for contract benefits and terminations	(69,851)	(63,133)	(898,402)	(1,395,960)	(172,946)	(185,259)
Net transfers	284,151	(94,866)	(1,229,970)	(1,046,637)	38,307	496,241
Contract maintenance charges	(13)	(17)	(284)	(53)	(110)	(11)
Adjustments to net assets allocated to contracts
in payout phase	668	(2,048)	5,397	(11,643)	(2,444)	(288)

Increase (decrease) in net assets resulting from
contract transactions	345,313	(160,064)	(1,990,422)	(2,297,370)	(1,787)	319,084

Total increase (decrease) in net assets	510,444	196,848	(1,029,096)	383,347	303,642	1,215,427

NET ASSETS:
Beginning of period	1,326,077	1,129,229	14,617,904	14,234,557	3,577,381	2,361,954

End of period	$1,836,521	$1,326,077	$13,588,808	$14,617,904	$3,881,023	$3,577,381

CHANGES IN UNITS OUTSTANDING:
Units issued	29,229	122	87,786	232,262	47,215	79,795
Units redeemed	(5,079)	(7,569)	(193,309)	(375,011)	(36,937)	(56,048)

Net increase (decrease)	24,150	(7,447)	(105,523)	(142,749)	10,278	23,747

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		FEDERATED FUND FOR US GOVERNMENT SECURITIES II		FEDERATED MANAGED TAIL RISK FUND II
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,549)	$(4,381)	$748,212	$1,042,143	$23,788	$4,734
Net realized gain (loss) on investments	18,176	21,661	(117,988)	(158,449)	448,472	(264,198)
Change in net unrealized appreciation (depreciation)
on investments	(10,918)	224,546	704,525	(2,038,825)	(513,585)	662,059

Increase (decrease) in net assets resulting
from operations	2,709	241,826	1,334,749	(1,155,131)	(41,325)	402,595

CONTRACT TRANSACTIONS:
Purchase payments received			465,707	865,703	(12,632)
Transfers for contract benefits and terminations	(4,659)	(73,611)	(3,025,972)	(3,932,012)	(130,009)	(273,587)
Net transfers	(38,208)	(20,273)	713,946	(3,176,023)	(84,275)	(131,669)
Contract maintenance charges	(17)		(831)	(121)	(367)	(20)
Adjustments to net assets allocated to contracts
in payout phase			58,197	(68,405)	1,511	(2,658)

Increase (decrease) in net assets resulting from
contract transactions	(42,884)	(93,884)	(1,788,953)	(6,310,858)	(225,772)	(407,934)

Total increase (decrease) in net assets	(40,175)	147,942	(454,204)	(7,465,989)	(267,097)	(5,339)

NET ASSETS:
Beginning of period	688,755	540,813	36,219,049	43,685,038	2,704,149	2,709,488

End of period	$648,580	$688,755	$35,764,845	$36,219,049	$2,437,052	$2,704,149

CHANGES IN UNITS OUTSTANDING:
Units issued			335,390	171,146	749
Units redeemed	(2,755)	(6,174)	(436,236)	(548,898)	(12,358)	(22,613)

Net increase (decrease)	(2,755)	(6,174)	(100,846)	(377,752)	(11,609)	(22,613)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE SECURITIES FUND VIPT		GREAT-WEST SECUREFOUNDATION BALANCED FUND
	2014	2013	2014	2013	2014
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,969	$15,678	$(5,563)	$15,155	$205,579
Net realized gain (loss) on investments	73,940	5,635	1,069,941	353,086	412,061
Change in net unrealized appreciation (depreciation)
on investments	(67,498)	123,213	(1,091,481)	796,877	(331,631)

Increase (decrease) in net assets resulting
from operations	26,411	144,526	(27,103)	1,165,118	286,009

CONTRACT TRANSACTIONS:
Purchase payments received			22,962	260,979	12,987,862
Transfers for contract benefits and terminations	(88,276)	(17,188)	(328,317)	(198,602)	(564,947)
Net transfers	1	(14,362)	(1,030,246)	1,675,602	9,948,754
Contract maintenance charges	(98)	(36)	(17)		(652)
Adjustments to net assets allocated to contracts
in payout phase	3,281	1,332	1,365	(1,365)

Increase (decrease) in net assets resulting from
contract transactions	(85,092)	(30,254)	(1,334,253)	1,736,614	22,371,017

Total increase (decrease) in net assets	(58,681)	114,272	(1,361,356)	2,901,732	22,657,026

NET ASSETS:
Beginning of period	827,565	713,293	5,783,953	2,882,221

End of period	$768,884	$827,565	$4,422,597	$5,783,953	$22,657,026

CHANGES IN UNITS OUTSTANDING:
Units issued	243		72,814	198,457	2,288,559
Units redeemed	(3,991)	(3,103)	(151,587)	(86,304)	(74,682)

Net increase (decrease)	(3,748)	(3,103)	(78,773)	112,153	2,213,877

(1) For the period June 9, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46,086	$56,301	$(191)	$22,536	$136,303	$87,272
Net realized gain (loss) on investments	333,031	579,676	233,438	186,304	2,494,537	810,263
Change in net unrealized appreciation (depreciation)
on investments	232,009	772,262	76,950	875,636	(1,504,370)	2,127,509

Increase (decrease) in net assets resulting
from operations	611,126	1,408,239	310,197	1,084,476	1,126,470	3,025,044

CONTRACT TRANSACTIONS:
Purchase payments received	322,016	243,376			148,136	540,279
Transfers for contract benefits and terminations	(372,895)	(430,077)	(300,561)	(404,391)	(958,000)	(912,901)
Net transfers	1,230,593	1,586,632	(175,373)	(149,816)	(1,169,051)	1,588,702
Contract maintenance charges	(39)	(4)	(529)	(34)	(142)	(26)
Adjustments to net assets allocated to contracts
in payout phase	766	(6,667)	(1,447)	(2,239)	(3,150)	(8,250)

Increase (decrease) in net assets resulting from
contract transactions	1,180,441	1,393,260	(477,910)	(556,480)	(1,982,207)	1,207,804

Total increase (decrease) in net assets	1,791,567	2,801,499	(167,713)	527,996	(855,737)	4,232,848

NET ASSETS:
Beginning of period	6,189,775	3,388,276	4,646,977	4,118,981	13,249,974	9,017,126

End of period	$7,981,342	$6,189,775	$4,479,264	$4,646,977	$12,394,237	$13,249,974

CHANGES IN UNITS OUTSTANDING:
Units issued	140,669	218,813	204	163	54,752	207,984
Units redeemed	(54,007)	(125,469)	(16,784)	(22,182)	(162,940)	(136,425)

Net increase (decrease)	86,662	93,344	(16,580)	(22,019)	(108,188)	71,559

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$118,619	$121,004	$114,180	$51,587	$(19,443)	$1,542
Net realized gain (loss) on investments	(22,367)	(14,460)	592,159	600,543	396,975	246,141
Change in net unrealized appreciation (depreciation)
on investments	(81,986)	70,424	(794,764)	1,228,140	(274,549)	276,399

Increase (decrease) in net assets resulting
from operations	14,266	176,968	(88,425)	1,880,270	102,983	524,082

CONTRACT TRANSACTIONS:
Purchase payments received	91,352		376,925	254,959	36,348	287,652
Transfers for contract benefits and terminations	(210,488)	(170,109)	(477,114)	(1,041,630)	(51,658)	(25,608)
Net transfers	566,096	(77,217)	(735,243)	2,251,904	108,972	304,293
Contract maintenance charges	(199)	(2)	(77)	(3)	(12)	(2)
Adjustments to net assets allocated to contracts
in payout phase	2,321	(2,853)	3,404	(7,296)	294	(357)

Increase (decrease) in net assets resulting from
contract transactions	449,082	(250,181)	(832,105)	1,457,934	93,944	565,978

Total increase (decrease) in net assets	463,348	(73,213)	(920,530)	3,338,204	196,927	1,090,060

NET ASSETS:
Beginning of period	2,921,529	2,994,742	13,361,283	10,023,079	2,668,543	1,578,483

End of period	$3,384,877	$2,921,529	$12,440,753	$13,361,283	$2,865,470	$2,668,543

CHANGES IN UNITS OUTSTANDING:
Units issued	41,388	214	197,741	395,153	28,853	55,998
Units redeemed	(14,337)	(11,739)	(242,646)	(290,199)	(23,621)	(20,835)

Net increase (decrease)	27,051	(11,525)	(44,905)	104,954	5,232	35,163

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(18,532)	$(13,387)	$(14,421)	$(13,247)	$81,041	$130,935
Net realized gain (loss) on investments	473,590	186,579	265,679	220,751	350,598	454,710
Change in net unrealized appreciation (depreciation)
on investments	(421,421)	371,700	(95,023)	141,924	192,553	952,984

Increase (decrease) in net assets resulting
from operations	33,637	544,892	156,235	349,428	624,192	1,538,629

CONTRACT TRANSACTIONS:
Purchase payments received	137,178	297,407	155,598		282,452
Transfers for contract benefits and terminations	(168,621)	(238,245)	(129,831)	(303,849)	(1,150,027)	(418,153)
Net transfers	(75,858)	706,163	525,676	(86,550)	(273,273)	(772,687)
Contract maintenance charges	(47)		(388)	(41)	(143)	(13)
Adjustments to net assets allocated to contracts
in payout phase			213	(1,100)	1,179	1,021

Increase (decrease) in net assets resulting from
contract transactions	(107,348)	765,325	551,268	(391,540)	(1,139,812)	(1,189,832)

Total increase (decrease) in net assets	(73,711)	1,310,217	707,503	(42,112)	(515,620)	348,797

NET ASSETS:
Beginning of period	2,458,218	1,148,001	1,653,975	1,696,087	9,064,096	8,715,299

End of period	$2,384,507	$2,458,218	$2,361,478	$1,653,975	$8,548,476	$9,064,096

CHANGES IN UNITS OUTSTANDING:
Units issued	51,186	74,099	94,043	227	40,135	1,923
Units redeemed	(55,066)	(36,352)	(66,281)	(111,892)	(67,277)	(61,053)

Net increase (decrease)	(3,880)	37,747	27,762	(111,665)	(27,142)	(59,130)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$546,083	$640,090	$445,086	$605,987	$1,113,163	$1,230,855
Net realized gain (loss) on investments	2,210,594	2,685,074	150,808	579,684	(249,683)	486,804
Change in net unrealized appreciation (depreciation)
on investments	1,957,644	4,945,795	92,760	(1,363,071)	715,221	(2,200,053)

Increase (decrease) in net assets resulting
from operations	4,714,321	8,270,959	688,654	(177,400)	1,578,701	(482,394)

CONTRACT TRANSACTIONS:
Purchase payments received	5,876,900	3,410,435	122,423		2,491,470	1,101,973
Transfers for contract benefits and terminations	(2,416,731)	(3,271,366)	(1,437,282)	(1,750,438)	(1,959,067)	(2,710,756)
Net transfers	6,407,239	9,596,938	(66,720)	(980,892)	13,588,577	(3,877,144)
Contract maintenance charges	(456)	(23)	(367)	(34)	(222)	(20)
Adjustments to net assets allocated to contracts
in payout phase	24,224	(80,126)	24,927	(321,871)	(10,065)	(27,886)

Increase (decrease) in net assets resulting from
contract transactions	9,891,176	9,655,858	(1,357,019)	(3,053,235)	14,110,693	(5,513,833)

Total increase (decrease) in net assets	14,605,497	17,926,817	(668,365)	(3,230,635)	15,689,394	(5,996,227)

NET ASSETS:
Beginning of period	57,602,408	39,675,591	17,035,667	20,266,302	38,911,076	44,907,303

End of period	$72,207,905	$57,602,408	$16,367,302	$17,035,667	$54,600,470	$38,911,076

CHANGES IN UNITS OUTSTANDING:
Units issued	1,237,488	1,088,332	63,296	13,657	1,336,096	471,265
Units redeemed	(491,864)	(456,240)	(93,959)	(139,106)	(398,756)	(848,190)

Net increase (decrease)	745,624	632,092	(30,663)	(125,449)	937,340	(376,925)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO		JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,468	$27,361	$(242)	$(37,199)	$(4,756)
Net realized gain (loss) on investments	327,030	310,865	35	821,393	138,030
Change in net unrealized appreciation (depreciation)
on investments	158,438	1,419,580	16,648	57,086	1,775,528

Increase (decrease) in net assets resulting
from operations	506,936	1,757,806	16,441	841,280	1,908,802

CONTRACT TRANSACTIONS:
Purchase payments received	163,240		1,500
Transfers for contract benefits and terminations	(292,495)	(643,347)		(405,421)	(455,012)
Net transfers	798,785	(147,856)	182,687	(678,753)	(393,409)
Contract maintenance charges	(1,454)	(97)		(1,299)	(122)
Adjustments to net assets allocated to contracts
in payout phase	7,288	(3,219)		4,556	1,885

Increase (decrease) in net assets resulting from
contract transactions	675,364	(794,519)	184,187	(1,080,917)	(846,658)

Total increase (decrease) in net assets	1,182,300	963,287	200,628	(239,637)	1,062,144

NET ASSETS:
Beginning of period	7,763,235	6,799,948		8,015,399	6,953,255

End of period	$8,945,535	$7,763,235	$200,628	$7,775,762	$8,015,399

CHANGES IN UNITS OUTSTANDING:
Units issued	100,717		18,070	57
Units redeemed	(32,626)	(41,015)	(37)	(42,286)	(39,434)

Net increase (decrease)	68,091	(41,015)	18,033	(42,229)	(39,434)

(1) For the period August 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$301,676	$149,703	$124,170	$61,394	$(6,006)	$(932)
Net realized gain (loss) on investments	125,121	(459,148)	234,450	(724,250)	115,762	15,229
Change in net unrealized appreciation (depreciation)
on investments	(1,168,899)	1,106,539	(675,292)	977,038	(1,347)	277,766

Increase (decrease) in net assets resulting
from operations	(742,102)	797,094	(316,672)	314,182	108,409	292,063

CONTRACT TRANSACTIONS:
Purchase payments received	6,736		10,816	10,774	124,924
Transfers for contract benefits and terminations	(423,015)	(832,110)	(128,053)	(271,883)	(26,648)	(58,463)
Net transfers	(240,422)	(339,423)	(249,074)	(662,499)	62,094	(43,783)
Contract maintenance charges	(936)	(69)	(242)	(6)
Adjustments to net assets allocated to contracts
in payout phase	808	103	4,153	(5,557)	345	(2,001)

Increase (decrease) in net assets resulting from
contract transactions	(656,829)	(1,171,499)	(362,400)	(929,171)	160,715	(104,247)

Total increase (decrease) in net assets	(1,398,931)	(374,405)	(679,072)	(614,989)	269,124	187,816

NET ASSETS:
Beginning of period	6,409,456	6,783,861	2,791,326	3,406,315	944,103	756,287

End of period	$5,010,525	$6,409,456	$2,112,254	$2,791,326	$1,213,227	$944,103

CHANGES IN UNITS OUTSTANDING:
Units issued	320	73	60,467	90,556	16,923	42
Units redeemed	(24,716)	(46,911)	(97,351)	(190,903)	(6,109)	(5,134)

Net increase (decrease)	(24,396)	(46,838)	(36,884)	(100,347)	10,814	(5,092)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$161,676	$104,629	$(140,988)	$(73,942)	$214,022	$98,671
Net realized gain (loss) on investments	208,905	(213,393)	2,782,346	3,232,172	708,953	801,288
Change in net unrealized appreciation (depreciation)
on investments	(1,248,868)	(254,699)	(1,826,156)	3,733,101	(860,325)	2,503,151

Increase (decrease) in net assets resulting
from operations	(878,287)	(363,463)	815,202	6,891,331	62,650	3,403,110

CONTRACT TRANSACTIONS:
Purchase payments received	651,968	477,269	172,660	493,532	779,752	815,558
Transfers for contract benefits and terminations	(1,147,952)	(1,676,763)	(1,005,469)	(1,638,966)	(850,763)	(1,587,200)
Net transfers	1,603,426	1,785,925	(3,012,015)	2,801,446	2,719,540	3,603,018
Contract maintenance charges	(200)	(36)	(488)	(34)	(93)	(4)
Adjustments to net assets allocated to contracts
in payout phase	3,584	748	10,022	(3,026)	7,792	(2,186)

Increase (decrease) in net assets resulting from
contract transactions	1,110,826	587,143	(3,835,290)	1,652,952	2,656,228	2,829,186

Total increase (decrease) in net assets	232,539	223,680	(3,020,088)	8,544,283	2,718,878	6,232,296

NET ASSETS:
Beginning of period	15,450,349	15,226,669	25,780,778	17,236,495	17,878,307	11,646,011

End of period	$15,682,888	$15,450,349	$22,760,690	$25,780,778	$20,597,185	$17,878,307

CHANGES IN UNITS OUTSTANDING:
Units issued	354,476	367,401	60,643	222,655	311,826	368,510
Units redeemed	(263,530)	(336,465)	(172,851)	(168,286)	(133,609)	(215,536)

Net increase (decrease)	90,946	30,936	(112,208)	54,369	178,217	152,974

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	MFS UTILITIES SERIES		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$104,099	$78,939	$318	$179	$23,709	$29,917
Net realized gain (loss) on investments	948,491	515,189	33,535	32,817	2,021,023	1,486,018
Change in net unrealized appreciation (depreciation)
on investments	(225,094)	392,699	1,733	41,213	(899,897)	1,751,298

Increase (decrease) in net assets resulting
from operations	827,496	986,827	35,586	74,209	1,144,835	3,267,233

CONTRACT TRANSACTIONS:
Purchase payments received	169,055	134,156	14,701		512,932	580,067
Transfers for contract benefits and terminations	(266,705)	(841,092)	(23,266)	(47,965)	(1,164,826)	(687,263)
Net transfers	2,365,831	227,349	134,360	(13,623)	827,343	628,963
Contract maintenance charges	(156)	(3)			(162)	(16)
Adjustments to net assets allocated to contracts
in payout phase	822	235	1,677	246	7,142	(3,861)

Increase (decrease) in net assets resulting from
contract transactions	2,268,847	(479,355)	127,472	(61,342)	182,429	517,890

Total increase (decrease) in net assets	3,096,343	507,472	163,058	12,867	1,327,264	3,785,123

NET ASSETS:
Beginning of period	6,000,454	5,492,982	233,337	220,470	14,035,740	10,250,617

End of period	$9,096,797	$6,000,454	$396,395	$233,337	$15,363,004	$14,035,740

CHANGES IN UNITS OUTSTANDING:
Units issued	353,575	198,383	11,447	222	153,645	144,597
Units redeemed	(188,305)	(240,884)	(3,379)	(4,572)	(111,107)	(124,755)

Net increase (decrease)	165,270	(42,501)	8,068	(4,350)	42,538	19,842

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	OPPENHEIMER GLOBAL FUND/VA		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHIEMER INTERNATIONAL GROWTH FUND/VA
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$109,524	$167,845	$(185)	$71,806	$79,148
Net realized gain (loss) on investments	3,127,386	767,585	1,765	1,358,646	612,986
Change in net unrealized appreciation (depreciation)
on investments	(2,773,410)	5,349,128	2,825	(2,577,008)	2,055,110

Increase (decrease) in net assets resulting
from operations	463,500	6,284,558	4,405	(1,146,556)	2,747,244

CONTRACT TRANSACTIONS:
Purchase payments received	384,627	488,537	23,524	376,536	783,642
Transfers for contract benefits and terminations	(1,401,453)	(1,766,932)		(2,004,217)	(1,017,840)
Net transfers	336,007	381,841	202,141	1,800,367	1,658,417
Contract maintenance charges	(479)	(32)
Adjustments to net assets allocated to contracts
in payout phase	11,156	(22,889)		(1,955)	43

Increase (decrease) in net assets resulting from
contract transactions	(670,142)	(919,475)	225,665	170,731	1,424,262

Total increase (decrease) in net assets	(206,642)	5,365,083	230,070	(975,825)	4,171,506

NET ASSETS:
Beginning of period	30,043,390	24,678,307		14,517,209	10,345,703

End of period	$29,836,748	$30,043,390	$230,070	$13,541,384	$14,517,209

CHANGES IN UNITS OUTSTANDING:
Units issued	139,415	191,978	23,831	221,516	215,880
Units redeemed	(152,526)	(235,564)	(2,956)	(180,959)	(142,428)

Net increase (decrease)	(13,111)	(43,586)	20,875	40,557	73,452

(1) For the period July 11, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO
	2014	2014	2013	2014	2013
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6)	$1,753,649	$1,787,125	$321,024	$565,471
Net realized gain (loss) on investments	(649)	972,791	893,024	516,299	515,265
Change in net unrealized appreciation (depreciation)
on investments	(36,596)	(1,758,827)	(860,542)	(726,727)	(1,745,121)

Increase (decrease) in net assets resulting
from operations	(37,251)	967,613	1,819,607	110,596	(664,385)

CONTRACT TRANSACTIONS:
Purchase payments received	14,664	409,192	813,061	1,623,012	2,387,482
Transfers for contract benefits and terminations	(714)	(1,723,333)	(3,411,953)	(5,805,801)	(8,733,249)
Net transfers	277,707	753,045	(2,606,256)	2,691,203	8,987,480
Contract maintenance charges		(206)	(16)	(465)	(73)
Adjustments to net assets allocated to contracts
in payout phase		8,028	9,948	60,398	(92,031)

Increase (decrease) in net assets resulting from
contract transactions	291,657	(553,274)	(5,195,216)	(1,431,653)	2,549,609

Total increase (decrease) in net assets	254,406	414,339	(3,375,609)	(1,321,057)	1,885,224

NET ASSETS:
Beginning of period		36,378,040	39,753,649	80,667,908	78,782,684

End of period	$254,406	$36,792,379	$36,378,040	$79,346,851	$80,667,908

CHANGES IN UNITS OUTSTANDING:
Units issued	36,361	750,762	504,261	1,180,261	1,534,300
Units redeemed	(1,992)	(756,973)	(760,828)	(1,255,892)	(1,336,004)

Net increase (decrease)	34,369	(6,211)	(256,567)	(75,631)	198,296

(1) For the period May 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO
	2014	2014	2013	2014	2013
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(199)	$1,763,185	$2,087,381	$(1,593)	$916
Net realized gain (loss) on investments	(2)	652,896	3,239,050	(14,027)	(32,274)
Change in net unrealized appreciation (depreciation)
on investments	(3,480)	1,915,115	(9,346,703)	(24,872)	(5,692)

Increase (decrease) in net assets resulting
from operations	(3,681)	4,331,196	(4,020,272)	(40,492)	(37,050)

CONTRACT TRANSACTIONS:
Purchase payments received	13,030	3,204,448	5,026,897
Transfers for contract benefits and terminations		(8,275,858)	(11,928,598)	(48,662)	(48,881)
Net transfers	248,973	(18,415,623)	(9,789,483)	(116,297)	(268,615)
Contract maintenance charges		(927)	(150)
Adjustments to net assets allocated to contracts
in payout phase		80,135	(74,458)

Increase (decrease) in net assets resulting from
contract transactions	262,003	(23,407,825)	(16,765,792)	(164,959)	(317,496)

Total increase (decrease) in net assets	258,322	(19,076,629)	(20,786,064)	(205,451)	(354,546)

NET ASSETS:
Beginning of period		129,645,718	150,431,782	416,041	770,587

End of period	$258,322	$110,569,089	$129,645,718	$210,590	$416,041

CHANGES IN UNITS OUTSTANDING:
Units issued	26,706	1,139,279	1,140,091
Units redeemed		(2,546,511)	(2,218,758)	(24,134)	(46,373)

Net increase (decrease)	26,706	(1,407,232)	(1,078,667)	(24,134)	(46,373)

(1) For the period September 12, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,292	$15,447	$(823)	$(52)	$(45,216)	$(38,854)
Net realized gain (loss) on investments	332,463	257,758	719,729	103,241	1,505,776	920,468
Change in net unrealized appreciation (depreciation)
on investments	(374)	688,514	(320,210)	477,671	(1,039,980)	714,152

Increase (decrease) in net assets resulting
from operations	346,381	961,719	398,696	580,860	420,580	1,595,766

CONTRACT TRANSACTIONS:
Purchase payments received	16,023	7,348	55,962	14,055	16,070	23,280
Transfers for contract benefits and terminations	(475,446)	(421,293)	(207,194)	(143,287)	(384,900)	(481,404)
Net transfers	(213,921)	92,703	954,600	152,516	(445,086)	594,333
Contract maintenance charges	(273)	(40)	(27)	(3)	(297)	(31)
Adjustments to net assets allocated to contracts
in payout phase			2,546	(3,118)	129	64

Increase (decrease) in net assets resulting from
contract transactions	(673,617)	(321,282)	805,887	20,163	(814,084)	136,242

Total increase (decrease) in net assets	(327,236)	640,437	1,204,583	601,023	(393,504)	1,732,008

NET ASSETS:
Beginning of period	3,921,203	3,280,766	2,412,956	1,811,933	5,542,178	3,810,170

End of period	$3,593,967	$3,921,203	$3,617,539	$2,412,956	$5,148,674	$5,542,178

CHANGES IN UNITS OUTSTANDING:
Units issued	14,966	31,238	113,727	31,974	51,660	177,099
Units redeemed	(49,826)	(60,052)	(61,228)	(29,745)	(90,465)	(164,522)

Net increase (decrease)	(34,860)	(28,814)	52,499	2,229	(38,805)	12,577

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(16,924)	$(13,663)	$(15,291)	$(15,110)	$101,432	$15,928
Net realized gain (loss) on investments	274,175	120,542	(54,393)	(274,658)	(61,423)	(72,765)
Change in net unrealized appreciation (depreciation)
on investments	(119,877)	389,586	(258,210)	475,957	86,600	22,141

Increase (decrease) in net assets resulting
from operations	137,374	496,465	(327,894)	186,189	126,609	(34,696)

CONTRACT TRANSACTIONS:
Purchase payments received	7,653	143,804	50,022	40,737	90,003	62,052
Transfers for contract benefits and terminations	(76,201)	(293,962)	(76,611)	(93,436)	(269,249)	(392,347)
Net transfers	(285,609)	282,894	(462,428)	(199,137)	6,660,981	(132,572)
Contract maintenance charges	(24)				(30)
Adjustments to net assets allocated to contracts
in payout phase	404	(219)	108	(55)

Increase (decrease) in net assets resulting from
contract transactions	(353,777)	132,517	(488,909)	(251,891)	6,481,705	(462,867)

Total increase (decrease) in net assets	(216,403)	628,982	(816,803)	(65,702)	6,608,314	(497,563)

NET ASSETS:
Beginning of period	2,160,915	1,531,933	2,277,935	2,343,637	2,430,132	2,927,695

End of period	$1,944,512	$2,160,915	$1,461,132	$2,277,935	$9,038,446	$2,430,132

CHANGES IN UNITS OUTSTANDING:
Units issued	19,998	27,597	38,111	29,848	685,452	51,010
Units redeemed	(37,129)	(19,417)	(64,145)	(47,814)	(104,386)	(93,607)

Net increase (decrease)	(17,131)	8,180	(26,034)	(17,966)	581,066	(42,597)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INVESTORS FUND
	2014	2013	2014	2013	2014
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$82,067	$54,059	$(57,566)	$3,615	$(1,265)
Net realized gain (loss) on investments	412,503	401,372	1,900,140	777,349	349
Change in net unrealized appreciation (depreciation)
on investments	669,141	1,133,471	618,878	1,239,504	25,648

Increase (decrease) in net assets resulting
from operations	1,163,711	1,588,902	2,461,452	2,020,468	24,732

CONTRACT TRANSACTIONS:
Purchase payments received	200,244	792,011	191,296	86,327
Transfers for contract benefits and terminations	(511,233)	(677,476)	(971,253)	(174,576)	(2,308)
Net transfers	2,717,172	2,247,421	2,388,681	3,516,963	591,669
Contract maintenance charges	(89)		(143)	(9)
Adjustments to net assets allocated to contracts
in payout phase	12,726	(10,891)

Increase (decrease) in net assets resulting from
contract transactions	2,418,820	2,351,065	1,608,581	3,428,705	589,361

Total increase (decrease) in net assets	3,582,531	3,939,967	4,070,033	5,449,173	614,093

NET ASSETS:
Beginning of period	8,127,961	4,187,994	9,174,054	3,724,881

End of period	$11,710,492	$8,127,961	$13,244,087	$9,174,054	$614,093

CHANGES IN UNITS OUTSTANDING:
Units issued	234,228	300,258	398,952	540,295	56,545
Units redeemed	(78,122)	(139,948)	(308,803)	(270,975)	(501)

Net increase (decrease)	156,106	160,310	90,149	269,320	56,044

(1) For the period June 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO		SCHWAB MONEY MARKET PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54,515)	$29,251	$176,144	$285,477	$(707,815)	$(714,242)
Net realized gain (loss) on investments	1,655,230	920,179	2,326,768	302,581
Change in net unrealized appreciation (depreciation)
on investments	(1,490,489)	1,168,353	(1,079,470)	5,326,305

Increase (decrease) in net assets resulting
from operations	110,226	2,117,783	1,423,442	5,914,363	(707,815)	(714,242)

CONTRACT TRANSACTIONS:
Purchase payments received	141,077	184,423	682,164	711,087	97,314,045	54,098,180
Transfers for contract benefits and terminations	(390,332)	(595,925)	(1,923,750)	(2,291,805)	(19,180,173)	(18,978,615)
Net transfers	(2,749,728)	1,082,902	775,639	(503,507)	(67,981,163)	(41,386,315)
Contract maintenance charges	(52)	(3)	(915)	(47)	(9,746)	(11,267)
Adjustments to net assets allocated to contracts
in payout phase	117	(3)	16,318	(80,140)	(194,040)	(165,072)

Increase (decrease) in net assets resulting from
contract transactions	(2,998,918)	671,394	(450,544)	(2,164,412)	9,948,923	(6,443,089)

Total increase (decrease) in net assets	(2,888,692)	2,789,177	972,898	3,749,951	9,241,108	(7,157,331)

NET ASSETS:
Beginning of period	9,349,161	6,559,984	30,797,349	27,047,398	89,930,913	97,088,244

End of period	$6,460,469	$9,349,161	$31,770,247	$30,797,349	$99,172,021	$89,930,913

CHANGES IN UNITS OUTSTANDING:
Units issued	31,914	129,156	184,776	150,960	13,149,106	8,766,356
Units redeemed	(165,809)	(102,524)	(200,539)	(255,554)	(12,138,815)	(9,324,014)

Net increase (decrease)	(133,895)	26,632	(15,763)	(104,594)	1,010,291	(557,658)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	SCHWAB S&P 500 INDEX PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND		SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,402,075	$1,413,924	$309,228	$86,461	$87,094	$86,318
Net realized gain (loss) on investments	11,754,297	3,637,459	(12,238)	(21,487)	2,253,841	917,777
Change in net unrealized appreciation (depreciation)
on investments	10,277,294	36,841,136	(196,864)	(78,372)	(1,490,175)	1,220,244

Increase (decrease) in net assets resulting
from operations	23,433,666	41,892,519	100,126	(13,398)	850,760	2,224,339

CONTRACT TRANSACTIONS:
Purchase payments received	8,665,007	7,845,861	1,459,152	14,054	1,166,880	336,924
Transfers for contract benefits and terminations	(11,617,324)	(9,563,778)	(229,506)	(488,823)	(606,073)	(405,572)
Net transfers	14,249,542	11,249,943	7,054,574	597,522	(2,178,270)	1,691,909
Contract maintenance charges	(6,288)	(547)	(6)		(8)
Adjustments to net assets allocated to contracts
in payout phase	(35,469)	(161,313)			724	(6,459)

Increase (decrease) in net assets resulting from
contract transactions	11,255,468	9,370,166	8,284,214	122,753	(1,616,747)	1,616,802

Total increase (decrease) in net assets	34,689,134	51,262,685	8,384,340	109,355	(765,987)	3,841,141

NET ASSETS:
Beginning of period	183,023,277	131,760,592	3,396,078	3,286,723	10,375,809	6,534,668

End of period	$217,712,411	$183,023,277	$11,780,418	$3,396,078	$9,609,822	$10,375,809

CHANGES IN UNITS OUTSTANDING:
Units issued	2,281,583	1,767,675	767,711	83,483	128,912	134,771
Units redeemed	(1,373,133)	(1,110,965)	(112,729)	(72,172)	(194,836)	(51,051)

Net increase (decrease)	908,450	656,710	654,982	11,311	(65,924)	83,720

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
	2014	2013	2014	2014
			(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,796)	$(9,579)	$(57)	$(5,703)
Net realized gain (loss) on investments	471,464	377,028	4,424	298,762
Change in net unrealized appreciation (depreciation)
on investments	(313,236)	118,819	(815)	(25,124)

Increase (decrease) in net assets resulting
from operations	152,432	486,268	3,552	267,935

CONTRACT TRANSACTIONS:
Purchase payments received	196,337	376,861	7,030	397,960
Transfers for contract benefits and terminations	(162,854)	(128,956)		(26,098)
Net transfers	131,662	434,833	55,926	2,523,285
Contract maintenance charges	(20)
Adjustments to net assets allocated to contracts
in payout phase	268	74

Increase (decrease) in net assets resulting from
contract transactions	165,393	682,812	62,956	2,895,147

Total increase (decrease) in net assets	317,825	1,169,080	66,508	3,163,082

NET ASSETS:
Beginning of period	2,464,566	1,295,486

End of period	$2,782,391	$2,464,566	$66,508	$3,163,082

CHANGES IN UNITS OUTSTANDING:
Units issued	43,618	51,611	5,426	287,414
Units redeemed	(28,129)	(20,361)		(35,452)

Net increase (decrease)	15,489	31,250	5,426	251,962

(1) For the period September 26, 2014 to December 31, 2014.
(2) For the period May 29, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$79,438	$76,630	$8,079	$89,495	$111,581
Net realized gain (loss) on investments	299,560	35,051	(1,311)	391,896	195,128
Change in net unrealized appreciation (depreciation)
on investments	(1,252,733)	934,378	(78,814)	(335,468)	419,246

Increase (decrease) in net assets resulting
from operations	(873,735)	1,046,059	(72,046)	145,923	725,955

CONTRACT TRANSACTIONS:
Purchase payments received	516,604	350,779	101,202
Transfers for contract benefits and terminations	(607,108)	(642,595)	(2,777)	(167,593)	(261,635)
Net transfers	1,637,872	905,515	5,035,065	(1,075,779)	(443,451)
Contract maintenance charges	(17)			(26)	(8)
Adjustments to net assets allocated to contracts
in payout phase	2,777	(5,778)		528	1,339

Increase (decrease) in net assets resulting from
contract transactions	1,550,128	607,921	5,133,490	(1,242,870)	(703,755)

Total increase (decrease) in net assets	676,393	1,653,980	5,061,444	(1,096,947)	22,200

NET ASSETS:
Beginning of period	6,297,070	4,643,090		4,364,941	4,342,741

End of period	$6,973,463	$6,297,070	$5,061,444	$3,267,994	$4,364,941

CHANGES IN UNITS OUTSTANDING:
Units issued	235,104	194,555	507,749	120
Units redeemed	(106,189)	(147,988)	(2,453)	(116,365)	(75,329)

Net increase (decrease)	128,915	46,567	505,296	(116,245)	(75,329)

(1) For the period May 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	TOUCHSTONE VST MID CAP GROWTH FUND		UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(21,636)	$(17,157)	$49,899	$22,529	$(35,337)	$(8,311)
Net realized gain (loss) on investments	634,068	147,061	556,633	1,168,317	117,787	(449,991)
Change in net unrealized appreciation (depreciation)
on investments	(288,955)	577,347	1,295,824	(1,041,023)	(1,078,380)	853,521

Increase (decrease) in net assets resulting
from operations	323,477	707,251	1,902,356	149,823	(995,930)	395,219

CONTRACT TRANSACTIONS:
Purchase payments received	55,761	26,687	493	795	134,003	67,986
Transfers for contract benefits and terminations	(82,882)	(132,187)	(505,635)	(566,811)	(179,488)	(176,083)
Net transfers	(173,566)	313,537	(5,214)	(1,776,105)	(32,177)	(88,017)
Contract maintenance charges	(30)		(419)	(46)
Adjustments to net assets allocated to contracts
in payout phase			5,234	(2,995)	(1,101)	1,101

Increase (decrease) in net assets resulting from
contract transactions	(200,717)	208,037	(505,541)	(2,345,162)	(78,763)	(195,013)

Total increase (decrease) in net assets	122,760	915,288	1,396,815	(2,195,339)	(1,074,693)	200,206

NET ASSETS:
Beginning of period	2,942,799	2,027,511	6,641,809	8,837,148	4,897,412	4,697,206

End of period	$3,065,559	$2,942,799	$8,038,624	$6,641,809	$3,822,719	$4,897,412

CHANGES IN UNITS OUTSTANDING:
Units issued	35,256	40,336	40,869	38,951	152,262	108,329
Units redeemed	(43,547)	(30,053)	(52,380)	(103,248)	(156,006)	(124,640)

Net increase (decrease)	(8,291)	10,283	(11,511)	(64,297)	(3,744)	(16,311)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
	2014	2013	2014	2014
			(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$414,915	$169,250	$(120)	$(126)
Net realized gain (loss) on investments	415,056	(186,873)	16	6
Change in net unrealized appreciation (depreciation)
on investments	(718,021)	(1,245,466)	(537)	779

Increase (decrease) in net assets resulting
from operations	111,950	(1,263,089)	(641)	659

CONTRACT TRANSACTIONS:
Purchase payments received	132,300	250,750	7,919	574
Transfers for contract benefits and terminations	(460,835)	(1,075,133)	(1,013)
Net transfers	354,748	(311,534)	285,830	157,542
Contract maintenance charges	(35)	(2)
Adjustments to net assets allocated to contracts
in payout phase	2,570	(1,595)

Increase (decrease) in net assets resulting from
contract transactions	28,748	(1,137,514)	292,736	158,116

Total increase (decrease) in net assets	140,698	(2,400,603)	292,095	158,775

NET ASSETS:
Beginning of period	9,523,627	11,924,230

End of period	$9,664,325	$9,523,627	$292,095	$158,775

CHANGES IN UNITS OUTSTANDING:
Units issued	168,563	183,518	26,620	15,325
Units redeemed	(166,624)	(288,526)	(93)

Net increase (decrease)	1,939	(105,008)	26,527	15,325

(1) For the period November 6, 2014 to December 31, 2014.
(2) For the period October 23, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND
	2014	2014	2014	2014	2013
	(1)	(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(241)	$(305)	$(103)	$(49,373)	$(42,753)
Net realized gain (loss) on investments	3	22	1	1,871,310	689,887
Change in net unrealized appreciation (depreciation)
on investments	14,161	17,190	8,565	(1,900,857)	1,483,396

Increase (decrease) in net assets resulting
from operations	13,923	16,907	8,463	(78,920)	2,130,530

CONTRACT TRANSACTIONS:
Purchase payments received	165,903	26,204	50,032	239,144	155,090
Transfers for contract benefits and terminations				(215,986)	(556,900)
Net transfers	200,473	406,471	52,283	(1,333,028)	1,267,598
Contract maintenance charges
Adjustments to net assets allocated to contracts
in payout phase				1,126	(3,535)

Increase (decrease) in net assets resulting from
contract transactions	366,376	432,675	102,315	(1,308,744)	862,253

Total increase (decrease) in net assets	380,299	449,582	110,778	(1,387,664)	2,992,783

NET ASSETS:
Beginning of period				7,943,010	4,950,227

End of period	$380,299	$449,582	$110,778	$6,555,346	$7,943,010

CHANGES IN UNITS OUTSTANDING:
Units issued	35,152	40,113	10,243	71,352	87,984
Units redeemed				(123,293)	(52,226)

Net increase (decrease)	35,152	40,113	10,243	(51,941)	35,758

(1) For the period September 18, 2014 to December 31, 2014.
(2) For the period September 18, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2014	2014	2013	2014	2013
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(799)	$(47,521)	$(32,180)	$(10,660)	$(3,124)
Net realized gain (loss) on investments	1,165	578,792	683,277	(22,329)	(35,362)
Change in net unrealized appreciation (depreciation)
on investments	1,228	104,433	904,069	118,213	325,344

Increase (decrease) in net assets resulting
from operations	1,594	635,704	1,555,166	85,224	286,858

CONTRACT TRANSACTIONS:
Purchase payments received	53,233	99,897	66,355
Transfers for contract benefits and terminations	1,888	(377,528)	(531,447)	(242,847)	(78,813)
Net transfers	209,361	416,451	198,981	(49,043)	(152,073)
Contract maintenance charges		(77)		(197)	(20)
Adjustments to net assets allocated to contracts
in payout phase		4,124	(38,762)	1,830	(5,292)

Increase (decrease) in net assets resulting from
contract transactions	264,482	142,867	(304,873)	(290,257)	(236,198)

Total increase (decrease) in net assets	266,076	778,571	1,250,293	(205,033)	50,660

NET ASSETS:
Beginning of period		6,586,376	5,336,083	2,185,915	2,135,255

End of period	$266,076	$7,364,947	$6,586,376	$1,980,882	$2,185,915

CHANGES IN UNITS OUTSTANDING:
Units issued	33,029	69,653	93,534	259	283
Units redeemed	(8,375)	(59,491)	(108,172)	(15,216)	(13,167)

Net increase (decrease)	24,654	10,162	(14,638)	(14,957)	(12,884)

(1) For the period June 10, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2014

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies” (ASC Topic 946). It is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.
Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.
The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation
Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices for identical securities in active markets.
Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 - Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred.  There were no transfers between Levels 1 and 2 during the year.
Security Transactions and Investment Income
Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase
Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Federal Income Taxes
The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Purchase Payments Received
Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Net Transfers
Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

Investment Division	Purchases	Sales
Alger Balanced Portfolio	$15,469	$48,590
Alger Large Cap Growth Portfolio	7,227,436	3,906,985
Alger Mid Cap Growth Portfolio	747,781	1,185,352
AllianceBernstein VPS Growth and Income Portfolio	761,160	836,516
AllianceBernstein VPS Growth Portfolio	229,904	74,687
AllianceBernstein VPS International Growth Portfolio	1,870,223	2,232,327
AllianceBernstein VPS International Value Portfolio	148,894	690,541
AllianceBernstein VPS Real Estate Investment Portfolio	10,261,604	4,844,710
AllianceBernstein VPS Small/Mid Cap Value Portfolio	2,392,195	2,653,576
American Century Investments VP Balanced Fund	5,554,277	1,822,769
American Century Investments VP Income & Growth Fund	1,571,902	310,165
American Century Investments VP International Fund	364,784	637,512
American Century Investments VP Mid Cap Value Fund	3,030,333	1,079,262
American Century Investments VP Value Fund	3,113,246	3,632,438

Investment Division	Purchases	Sales
American Funds IS Global Growth Fund	$121,143	$63
Blackrock Global Allocation Fund	1,736,361	139,396
Columbia Variable Portfolio - Marsico 21st Century Fund	1,200,855	1,211,199
Columbia Variable Portfolio - Seligman Global Technology Fund	4,746,875	3,073,081
Columbia Variable Portfolio - Small Cap Value Fund	725,608	939,935
Delaware VIP Emerging Markets Series	456,306	50,071
Delaware VIP Small Cap Value Series	3,453,265	3,084,973
Delaware VIP Smid Cap Growth Series	3,349,704	4,812,217
Deutsche Capital Growth VIP	3,260,097	3,449,490
Deutsche Core Equity VIP	1,836,622	1,626,901
Deutsche Global Small Cap VIP	92,802	135
Deutsche Large Cap Value VIP	3,244,311	1,680,748
Deutsche Small Cap Index VIP	5,009,437	4,360,279
Deutsche Small Mid Cap Growth VIP	113,553	45,103
Deutsche Small Mid Cap Value VIP	600,744	1,942,501
DFA VA US Targeted Value Portfolio	255,661	107
Dreyfus IP Midcap Stock Portfolio	495,447	140,829
Dreyfus VIF Appreciation Portfolio	2,113,756	3,577,740
Dreyfus VIF Growth and Income Portfolio	631,045	628,675
Dreyfus VIF Opportunistic Small Cap Portfolio	—	47,436
Federated Fund for U.S. Government Securities II	5,849,941	6,948,998
Federated Managed Tail Risk Fund II	558,074	260,212
Federated Managed Volatility Fund II	83,924	95,438
Franklin Small Cap Value Securities Fund - VIPT	1,443,560	2,421,183
Great-West SecureFoundation Balanced Fund	23,606,673	618,649
Invesco V.I. Comstock Fund	2,159,883	933,925
Invesco V.I. Core Equity Fund	68,206	523,583
Invesco V.I. Growth & Income Fund	2,576,471	2,920,629
Invesco V.I. High Yield Fund	916,603	351,187
Invesco V.I. International Growth Fund	2,659,575	3,380,986
Invesco V.I. Mid Cap Core Equity Fund	855,575	470,216
Invesco V.I. Small Cap Equity Fund	1,359,283	1,246,192
Invesco V.I. Technology Fund	1,103,818	404,666
Janus Aspen Balanced Portfolio Institutional Shares	764,259	1,608,160
Janus Aspen Balanced Portfolio Service Shares	18,800,559	6,759,663
Janus Aspen Flexible Bond Portfolio Institutional Shares	1,185,168	2,122,131
Janus Aspen Flexible Bond Portfolio Service Shares	20,709,780	5,474,355
Janus Aspen Global Research Portfolio	1,452,286	762,619
Janus Aspen Global Technology Portfolio	184,598	635
Janus Aspen Janus Portfolio	558,381	1,149,917
Janus Aspen Overseas Portfolio Institutional Shares	777,658	709,184
Janus Aspen Overseas Portfolio Service Shares	944,854	1,007,878
JPMorgan Insurance Trust Small Cap Core Portfolio	397,177	166,819
Lazard Retirement Emerging Markets Equity Portfolio	5,588,244	4,169,179
LVIP Baron Growth Opportunities Fund	1,646,486	5,503,328

Investment Division	Purchases	Sales
MFS International Value Portfolio	$5,428,363	$2,565,632
MFS Utilities Series	5,363,918	2,670,024
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	187,030	52,395
NVIT Mid Cap Index Fund	3,994,767	3,041,292
Oppenheimer Global Fund/VA	4,611,133	3,823,885
Opperneimer Main Street Small Cap Fund/VA	257,116	31,615
Oppenheimer International Growth Fund/VA	3,962,791	3,416,697
Pimco VIT Commodity RealReturn Strategy Portfolio	294,438	2,763
Pimco VIT High Yield Portfolio	18,305,689	17,113,377
Pimco VIT Low Duration Portfolio	13,746,668	14,917,891
Pimco VIT Real Return Portfolio	262,051	228
Pimco VIT Total Return Portfolio	16,637,948	38,364,672
Pioneer Emerging Markets VCT Portfolio	2,396	167,197
Pioneer Fund VCT Portfolio	571,875	969,438
Pioneer Mid Cap Value VCT Portfolio	2,227,015	941,683
Pioneer Select Mid Cap Growth VCT Portfolio	1,914,843	1,637,447
Prudential Series Fund Equity Portfolio	395,425	766,536
Prudential Series Fund Natural Resources Portfolio	538,621	1,043,006
Putnam VT American Government Income Fund	7,705,407	1,121,624
Putnam VT Equity Income Fund	3,779,444	1,290,885
Putnam VT Global Healthcare Fund	7,045,651	4,619,846
Putnam VT Investors Fund	594,872	6,714
Royce Capital Fund - Small-Cap Portfolio	1,333,150	3,622,783
Schwab Markettrack Growth Portfolio	4,797,660	4,053,999
Schwab Money Market Portfolio	105,462,425	96,026,546
Schwab S&P 500 Index Portfolio	38,047,983	25,351,218
Sentinel Variable Products Bond Fund	10,044,154	1,449,884
Sentinel Variable Products Common Stock Fund	3,926,619	4,340,042
Sentinel Variable Products Small Company Fund	1,254,330	657,802
T. Rowe Price Health Sciences Portfolio	67,376	51
T. Rowe Price Health Sciences Portfolio Class II	3,563,077	421,227
Templeton Foreign VIP Fund	3,072,516	1,445,665
Templeton Global Bond VIP Fund	5,169,996	27,973
Third Avenue Value Portfolio	117,540	1,271,544
Touchstone VST Mid Cap Growth Fund	1,143,488	994,149
Universal Institutional Fund U.S. Real Estate Portfolio	1,719,486	2,180,184
Van Eck VIP Global Hard Assets Fund	2,426,751	2,539,854
Van Eck VIP Unconstrained Emerging Markets Bond Fund	3,204,270	1,981,154
Vanguard VIF Capital Growth Portfolio	293,750	1,115
Vanguard VIF Diversified Value Portfolio	158,116	113
Vanguard VIF Mid-Cap Index Portfolio	366,376	212
Vanguard VIF REIT Index Portfolio	432,675	271
Vanguard VIF Small Company Growth Portfolio	102,316	96
Wells Fargo Advantage VT Discovery Fund	2,299,373	2,758,844
Wells Fargo Advantage VT Omega Growth Fund	375,382	87,998

Investment Division	Purchases	Sales
Wells Fargo Advantage VT Opportunity Fund	$1,371,090	$1,279,780
Wells Fargo Advantage VT Small Cap Value Fund	7,649	310,418

3.	EXPENSES AND RELATED PARTY TRANSACTIONS
Contract Maintenance Charges
The Company deducts, from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Premium Taxes

The Company may deduct from each contribution in any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Assumption of Mortality and Expense Risks
The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice Annuity contract equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice Annuity contract equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee
The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS
For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

Effective for the year ending December 31, 2013, the financial highlights for the Schwab OneSource Annuity contract and the Schwab Select Annuity contract have been combined to be consistent with the presentation of the financial statements.  All five years of financial highlight information have been combined for presentation purposes.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALGER BALANCED PORTFOLIO
2,014	48	$16.76	to	$16.20	$811	1.98%	0.65%	to	0.85%	8.55%	to	8.72%
2,013	51	$15.44	to	$14.90	$788	1.04%	0.65%	to	0.85%	14.29%	to	14.53%
2,012	67	$13.51	to	$13.01	$902	1.44%	0.65%	to	0.85%	5.30%	to	5.52%
2,011	80	$12.83	to	$12.33	$1,018	2.83%	0.65%	to	0.85%	(0.77)%	to	(0.56)%
2,010	88	$12.93	to	$12.40	$1,125	2.53%	0.65%	to	0.85%	9.39%	to	9.64%
ALGER LARGE CAP GROWTH PORTFOLIO
2,014	1,060	$32.81	to	$10.70	$24,990	0.16%	0.49%	to	0.85%	10.06%	to	7.00%
2,013	1,057	$29.81	to	$14.80	$23,137	0.81%	0.65%	to	0.85%	33.92%	to	34.18%
2,012	1,147	$22.26	to	$11.03	$18,561	1.17%	0.65%	to	0.85%	8.96%	to	9.10%
2,011	1,212	$20.43	to	$10.11	$18,211	1.02%	0.65%	to	0.85%	(1.21)%	to	(0.98)%
2,010	1,347	$20.68	to	$10.21	$20,611	0.77%	0.65%	to	0.85%	12.43%	to	12.69%
ALGER MID CAP GROWTH PORTFOLIO
2,014	253	$23.78	to	$23.74	$5,993	0.00%	0.65%	to	0.85%	7.12%	to	7.32%
2,013	268	$21.66	to	$22.12	$5,984	0.34%	0.65%	to	0.85%	34.71%	to	34.96%
2,012	282	$16.08	to	$16.39	$4,678	0.00%	0.65%	to	0.85%	15.27%	to	15.50%
2,011	369	$13.95	to	$14.19	$5,278	0.36%	0.65%	to	0.85%	(9.06)%	to	(8.92)%
2,010	524	$15.34	to	$15.58	$8,194	0.00%	0.65%	to	0.85%	18.36%	to	18.66%
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
2,014	360	$22.04	to	$10.62	$6,889	1.31%	0.65%	to	0.85%	8.62%	to	6.20%
2,013	343	$20.29	to	$17.69	$6,465	1.36%	0.65%	to	0.85%	33.84%	to	34.12%
2,012	386	$15.16	to	$13.19	$5,491	1.55%	0.65%	to	0.85%	16.53%	to	16.73%
2,011	479	$13.01	to	$11.30	$5,785	1.35%	0.65%	to	0.85%	5.34%	to	5.61%
2,010	598	$12.35	to	$10.70	$6,774	0.00%	0.65%	to	0.85%	12.17%	to	12.39%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
2,014	89	$23.13	to	$16.98	$1,627	0.00%	0.65%	to	0.85%	12.34%	to	12.52%
2,013	82	$20.59	to	$15.09	$1,326	0.26%	0.65%	to	0.85%	32.84%	to	33.19%
2,012	146	$15.50	to	$11.33	$1,713	0.05%	0.65%	to	0.85%	12.97%	to	13.07%
2,011	168	$13.72	to	$10.02	$1,741	0.00%	0.65%	to	0.85%	0.37%	to	0.60%
2,010	226	$13.67	to	$9.96	$2,351	0.29%	0.65%	to	0.85%	14.11%	to	14.35%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2,014	909	$14.91	to	$9.56	$13,824	0.00%	0.49%	to	0.85%	(2.04)%	to	(4.40)%
2,013	923	$15.22	to	$15.48	$14,361	0.96%	0.65%	to	0.85%	12.66%	to	12.83%
2,012	1,044	$13.51	to	$13.72	$14,374	1.62%	0.65%	to	0.85%	14.59%	to	14.81%
2,011	1,268	$11.79	to	$11.95	$15,109	3.17%	0.65%	to	0.85%	(16.56)%	to	(16.38)%
2,010	1,625	$14.13	to	$14.29	$23,164	2.08%	0.65%	to	0.85%	11.92%	to	12.17%
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2006)
2,014	476	$7.85	to	$7.98	$3,794	3.46%	0.65%	to	0.85%	(6.99)%	to	(6.88)%
2,013	554	$8.44	to	$8.57	$4,735	6.04%	0.65%	to	0.85%	21.97%	to	22.25%
2,012	662	$6.92	to	$7.01	$4,635	1.53%	0.65%	to	0.85%	13.63%	to	13.80%
2,011	836	$6.09	to	$6.16	$5,258	3.62%	0.65%	to	0.85%	(19.97)%	to	(19.79)%
2,010	1,215	$7.61	to	$7.68	$9,313	2.88%	0.65%	to	0.85%	3.68%	to	3.92%
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
2,014	452	$35.24	to	$11.12	$20,079	2.87%	0.49%	to	0.85%	24.30%	to	11.20%
2,013	433	$28.35	to	$37.05	$15,784	1.44%	0.65%	to	0.85%	3.32%	to	3.52%
2,012	474	$27.44	to	$35.79	$16,760	1.09%	0.65%	to	0.85%	20.14%	to	20.42%
2,011	495	$22.84	to	$29.72	$14,395	1.48%	0.65%	to	0.85%	8.09%	to	8.31%
2,010	530	$21.13	to	$27.44	$14,012	1.34%	0.65%	to	0.85%	25.33%	to	25.53%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
(Effective date 05/01/2006)
2,014	334	$19.06	to	$10.45	$6,396	0.71%	0.65%	to	0.85%	8.30%	to	4.50%
2,013	392	$17.60	to	$17.87	$6,957	0.66%	0.65%	to	0.85%	36.86%	to	37.15%
2,012	321	$12.86	to	$13.03	$4,154	0.53%	0.65%	to	0.85%	17.77%	to	18.03%
2,011	367	$10.92	to	$11.04	$4,039	0.51%	0.65%	to	0.85%	(9.15)%	to	(8.99)%
2,010	475	$12.02	to	$12.13	$5,748	0.56%	0.65%	to	0.85%	25.82%	to	26.09%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2,014	892	$20.54	to	$10.49	$17,084	1.46%	0.49%	to	0.85%	8.91%	to	4.90%
2,013	705	$18.56	to	$18.95	$13,328	1.62%	0.65%	to	0.85%	16.44%	to	16.69%
2,012	626	$15.94	to	$16.24	$10,170	2.14%	0.65%	to	0.85%	10.85%	to	11.08%
2,011	561	$14.38	to	$14.62	$8,184	1.95%	0.65%	to	0.85%	4.43%	to	4.65%
2,010	478	$13.77	to	$13.97	$6,667	1.90%	0.65%	to	0.85%	10.69%	to	10.87%
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
2,014	267	$22.84	to	$10.70	$5,031	2.03%	0.49%	to	0.85%	11.52%	to	7.00%
2,013	182	$20.48	to	$17.70	$3,396	2.20%	0.65%	to	0.85%	34.65%	to	34.91%
2,012	206	$15.21	to	$13.12	$2,844	2.05%	0.65%	to	0.85%	13.85%	to	13.99%
2,011	273	$13.36	to	$11.51	$3,268	1.54%	0.65%	to	0.85%	2.22%	to	2.49%
2,010	336	$13.07	to	$11.23	$3,913	1.50%	0.65%	to	0.85%	13.16%	to	13.43%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2,014	249	$24.09	to	$9.34	$4,572	1.65%	0.49%	to	0.85%	(6.30)%	to	(6.60)%
2,013	259	$25.71	to	$15.90	$5,194	1.74%	0.65%	to	0.85%	21.37%	to	21.56%
2,012	294	$21.18	to	$13.08	$4,969	0.88%	0.65%	to	0.85%	20.14%	to	20.44%
2,011	338	$17.63	to	$10.86	$4,816	1.46%	0.65%	to	0.85%	(12.77)%	to	(12.63)%
2,010	412	$20.21	to	$12.43	$6,761	2.43%	0.65%	to	0.85%	12.31%	to	12.59%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2,014	333	$25.98	to	$10.92	$8,296	1.02%	0.65%	to	0.85%	15.26%	to	9.20%
2,013	256	$22.54	to	$22.75	$5,802	1.07%	0.65%	to	0.85%	28.80%	to	29.04%
2,012	191	$17.50	to	$17.63	$3,354	1.89%	0.65%	to	0.85%	15.21%	to	15.46%
2,011	163	$15.19	to	$15.27	$2,489	1.26%	0.65%	to	0.85%	(1.68)%	to	(1.48)%
2,010	109	$15.45	to	$15.50	$1,695	2.34%	0.65%	to	0.85%	17.99%	to	18.23%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2,014	1,150	$24.52	to	$10.69	$27,598	1.52%	0.49%	to	0.85%	12.12%	to	6.90%
2,013	1,145	$21.68	to	$22.14	$25,305	1.66%	0.65%	to	0.85%	30.60%	to	30.85%
2,012	1,109	$16.60	to	$16.92	$18,749	1.92%	0.65%	to	0.85%	13.62%	to	13.86%
2,011	1,146	$14.61	to	$14.86	$17,013	2.03%	0.65%	to	0.85%	0.14%	to	0.34%
2,010	1,216	$14.59	to	$14.81	$17,992	2.28%	0.65%	to	0.85%	12.49%	to	12.71%
AMERICAN FUNDS IS GLOBAL GROWTH FUND
(Effective date 05/29/2014)
2,014	12	$10.18	to	$10.20	$121	2.34%	0.49%	to	0.69%	1.80%	to	2.00%
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/01/2014)
2,014	145	$10.04	to	$9.94	$1,456	3.49%	0.49%	to	0.85%	0.40%	to	(0.60)%
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
(Effective date 05/01/2009)
2,014	102	$22.53	to	$10.67	$2,184	0.00%	0.49%	to	0.85%	7.90%	to	6.70%
2,013	100	$20.88	to	$21.08	$2,094	0.22%	0.65%	to	0.85%	40.80%	to	41.10%
2,012	82	$14.83	to	$14.94	$1,218	0.00%	0.65%	to	0.85%	10.18%	to	10.42%
2,011	103	$13.46	to	$13.53	$1,392	0.00%	0.65%	to	0.85%	(12.88)%	to	(12.71)%
2,010	111	$15.45	to	$15.50	$1,725	0.00%	0.65%	to	0.85%	16.15%	to	16.37%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2,014	488	$15.16	to	$11.54	$7,408	0.00%	0.65%	to	0.85%	24.06%	to	15.40%
2,013	401	$12.22	to	$12.29	$4,928	0.00%	0.65%	to	0.85%	24.44%	to	24.65%
2,012	429	$9.82	to	$9.86	$4,233	0.00%	0.65%	to	0.85%	6.05%	to	6.36%
2,011	447	$9.26	to	$9.27	$4,144	0.00%	0.65%	to	0.85%	(7.40)%	to	(7.30)%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2,014	44	$22.08	to	$10.11	$965	0.55%	0.49%	to	0.85%	2.17%	to	1.10%
2,013	63	$21.61	to	$21.81	$1,366	1.41%	0.65%	to	0.85%	32.90%	to	33.15%
2,012	48	$16.26	to	$16.38	$787	0.30%	0.65%	to	0.85%	10.31%	to	10.53%
2,011	67	$14.74	to	$14.82	$996	0.88%	0.65%	to	0.85%	(6.94)%	to	(6.73)%
2,010	82	$15.84	to	$15.89	$1,301	0.92%	0.65%	to	0.85%	25.39%	to	25.61%
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 05/01/2014)
2,014	40	$9.33	to	$8.92	$367	0.00%	0.49%	to	0.85%	(6.70)%	to	(10.80)%
DELAWARE VIP SMALL CAP VALUE SERIES
2,014	639	$31.58	to	$10.26	$21,925	0.55%	0.65%	to	0.85%	4.95%	to	2.60%
2,013	675	$29.42	to	$35.09	$22,298	0.73%	0.65%	to	0.85%	32.34%	to	32.67%
2,012	713	$22.23	to	$26.45	$17,817	0.59%	0.65%	to	0.85%	12.96%	to	13.18%
2,011	796	$19.68	to	$23.37	$17,633	0.52%	0.65%	to	0.85%	(2.19)%	to	(1.97)%
2,010	886	$20.12	to	$23.84	$20,009	0.66%	0.65%	to	0.85%	31.16%	to	31.42%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DELAWARE VIP SMID CAP GROWTH SERIES
2,014	258	$27.55	to	$11.12	$6,520	0.07%	0.49%	to	0.85%	2.30%	to	11.20%
2,013	347	$20.81	to	$27.40	$8,627	0.02%	0.65%	to	0.85%	40.11%	to	40.37%
2,012	299	$14.85	to	$19.52	$5,257	0.26%	0.65%	to	0.85%	10.08%	to	10.34%
2,011	332	$13.49	to	$17.69	$5,223	1.09%	0.65%	to	0.85%	7.23%	to	7.41%
2,010	301	$12.58	to	$16.47	$4,413	0.00%	0.65%	to	0.85%	35.16%	to	35.44%
DEUTSCHE CAPITAL GROWTH VIP
2,014	941	$24.36	to	$11.04	$17,261	0.61%	0.49%	to	0.85%	12.00%	to	10.40%
2,013	985	$21.75	to	$15.48	$16,430	1.28%	0.65%	to	0.85%	33.52%	to	33.68%
2,012	1,067	$16.29	to	$11.58	$13,179	0.84%	0.65%	to	0.85%	15.04%	to	15.34%
2,011	952	$14.16	to	$10.04	$10,136	0.65%	0.65%	to	0.85%	(5.28)%	to	(5.10)%
2,010	783	$14.95	to	$10.58	$8,981	0.90%	0.65%	to	0.85%	15.71%	to	16.01%
DEUTSCHE CORE EQUITY VIP
2,014	491	$20.60	to	$10.84	$9,474	1.08%	0.65%	to	0.85%	10.87%	to	8.40%
2,013	470	$14.23	to	$18.90	$8,328	1.46%	0.65%	to	0.85%	36.17%	to	36.46%
2,012	531	$10.45	to	$13.85	$6,823	1.45%	0.65%	to	0.85%	4.81%	to	15.03%
2,011	753	$9.97	to	$12.04	$8,747	1.28%	0.65%	to	0.85%	(1.38)%	to	(1.15)%
2,010	545	$10.11	to	$12.18	$6,293	1.70%	0.65%	to	0.85%	12.83%	to	12.99%
DEUTSCHE GLOBAL SMALL CAP VIP
(Effective date 05/01/2014)
2,014	10	$9.55	to	$9.56	$94	0.00%	0.49%	to	0.85%	(4.50)%	to	(4.40)%
DEUTSCHE LARGE CAP VALUE VIP
2,014	799	$17.78	to	$10.49	$14,278	1.59%	0.49%	to	0.85%	9.75%	to	4.90%
2,013	712	$16.20	to	$16.48	$11,659	1.91%	0.65%	to	0.85%	29.81%	to	30.07%
2,012	764	$12.48	to	$12.67	$9,638	1.83%	0.65%	to	0.85%	8.90%	to	9.04%
2,011	795	$11.46	to	$11.62	$9,187	1.77%	0.65%	to	0.85%	(0.95)%	to	(0.68)%
2,010	822	$11.57	to	$11.70	$9,562	1.93%	0.65%	to	0.85%	9.83%	to	10.07%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DEUTSCHE SMALL CAP INDEX VIP
2,014	726	$28.15	to	$10.61	$18,614	0.93%	0.49%	to	0.85%	3.84%	to	6.10%
2,013	698	$27.11	to	$24.98	$18,240	1.58%	0.65%	to	0.85%	37.47%	to	37.71%
2,012	672	$19.72	to	$18.14	$12,787	0.88%	0.65%	to	0.85%	15.25%	to	15.54%
2,011	725	$17.11	to	$15.70	$11,979	0.92%	0.65%	to	0.85%	(5.21)%	to	(5.08)%
2,010	802	$18.05	to	$16.54	$13,934	0.93%	0.65%	to	0.85%	25.32%	to	25.59%
DEUTSCHE SMALL MID CAP GROWTH VIP
2,014	41	$21.03	to	$10.76	$640	0.00%	0.49%	to	0.85%	4.78%	to	7.60%
2,013	35	$20.07	to	$13.44	$537	0.12%	0.65%	to	0.85%	41.64%	to	41.77%
2,012	36	$14.17	to	$9.48	$384	0.00%	0.65%	to	0.85%	13.36%	to	13.67%
2,011	42	$12.50	to	$8.34	$406	0.59%	0.65%	to	0.85%	(4.73)%	to	(4.58)%
2,010	65	$13.12	to	$8.74	$638	0.00%	0.65%	to	0.85%	28.38%	to	28.72%
DEUTSCHE SMALL MID CAP VALUE VIP
(Effective date 05/01/2006)
2,014	338	$16.53	to	$10.29	$5,664	0.82%	0.65%	to	0.85%	4.62%	to	2.90%
2,013	424	$15.80	to	$16.04	$6,782	1.20%	0.65%	to	0.85%	34.13%	to	34.34%
2,012	449	$11.78	to	$11.94	$5,350	1.13%	0.65%	to	0.85%	12.73%	to	13.07%
2,011	523	$10.45	to	$10.56	$5,528	1.09%	0.65%	to	0.85%	(6.86)%	to	(6.71)%
2,010	663	$11.22	to	$11.32	$7,494	1.26%	0.65%	to	0.85%	22.09%	to	22.25%
DFA VA US TARGETED VALUE PORTFOLIO
(Effective date 05/29/2014)
2,014	25	$10.12	to	$10.14	$249	1.66%	0.49%	to	0.69%	1.20%	to	1.40%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2,014	77	$27.18	to	$10.76	$1,837	0.82%	0.49%	to	0.85%	11.12%	to	7.60%
2,013	53	$24.30	to	$24.82	$1,326	1.40%	0.65%	to	0.85%	33.81%	to	34.09%
2,012	60	$18.16	to	$18.51	$1,129	0.47%	0.65%	to	0.85%	18.69%	to	18.88%
2,011	76	$15.30	to	$15.57	$1,191	0.53%	0.65%	to	0.85%	(0.46)%	to	(0.26)%
2,010	107	$15.37	to	$15.61	$1,656	1.10%	0.65%	to	0.85%	25.98%	to	26.29%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DREYFUS VIF APPRECIATION PORTFOLIO
2,014	724	$19.24	to	$10.33	$13,589	1.84%	0.65%	to	0.85%	7.19%	to	3.30%
2,013	830	$16.42	to	$18.30	$14,618	1.93%	0.65%	to	0.85%	20.12%	to	20.32%
2,012	973	$13.67	to	$15.21	$14,235	3.62%	0.65%	to	0.85%	9.45%	to	9.74%
2,011	903	$12.49	to	$13.86	$12,047	1.60%	0.65%	to	0.85%	8.14%	to	8.28%
2,010	822	$11.55	to	$12.80	$10,102	1.98%	0.65%	to	0.85%	14.30%	to	14.59%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2,014	229	$22.14	to	$10.66	$3,881	0.76%	0.65%	to	0.85%	9.17%	to	6.60%
2,013	219	$20.28	to	$16.08	$3,577	0.93%	0.65%	to	0.85%	35.65%	to	35.93%
2,012	195	$14.95	to	$11.83	$2,362	1.42%	0.65%	to	0.85%	17.07%	to	17.36%
2,011	223	$12.77	to	$10.08	$2,321	1.28%	0.65%	to	0.85%	(3.62)%	to	(3.45)%
2,010	222	$13.25	to	$10.44	$2,392	1.21%	0.65%	to	0.85%	17.57%	to	17.83%
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2,014	38	$19.12	to	$16.85	$649	0.00%	0.65%	to	0.85%	0.74%	to	0.96%
2,013	41	$18.98	to	$16.69	$689	0.00%	0.65%	to	0.85%	47.34%	to	47.57%
2,012	47	$12.88	to	$11.31	$541	0.00%	0.65%	to	0.85%	19.48%	to	19.81%
2,011	52	$10.78	to	$9.44	$504	0.42%	0.65%	to	0.85%	(14.51)%	to	(14.42)%
2,010	61	$12.61	to	$11.03	$682	0.74%	0.65%	to	0.85%	30.00%	to	30.22%
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2,014	2,100	$19.82	to	$10.14	$35,765	2.85%	0.49%	to	0.85%	3.77%	to	1.40%
2,013	2,200	$19.10	to	$14.67	$36,219	3.41%	0.65%	to	0.85%	(2.90)%	to	(2.65)%
2,012	2,578	$19.67	to	$15.07	$43,685	3.91%	0.65%	to	0.85%	2.13%	to	2.31%
2,011	2,882	$19.26	to	$14.73	$47,647	4.19%	0.65%	to	0.85%	4.84%	to	5.06%
2,010	3,225	$18.37	to	$14.02	$50,614	4.54%	0.65%	to	0.85%	4.30%	to	4.47%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
FEDERATED MANAGED TAIL RISK FUND II
2,014	129	$18.64	to	$18.64	$2,437	1.77%	0.85%	to	0.85%	(1.84)%	to	(1.84)%
2,013	141	$18.99	to	$18.99	$2,704	1.02%	0.85%	to	0.85%	15.51%	to	15.51%
2,012	163	$16.44	to	$16.44	$2,709	0.54%	0.85%	to	0.85%	9.24%	to	9.24%
2,011	172	$15.05	to	$15.05	$2,616	0.73%	0.85%	to	0.85%	(6.11)%	to	(6.11)%
2,010	195	$16.03	to	$16.03	$3,152	2.09%	0.85%	to	0.85%	12.08%	to	12.08%
FEDERATED MANAGED VOLATILITY FUND II
2,014	34	$21.80	to	$21.80	$769	3.25%	0.85%	to	0.85%	3.02%	to	3.02%
2,013	38	$21.16	to	$21.16	$828	2.90%	0.85%	to	0.85%	20.71%	to	20.71%
2,012	41	$17.53	to	$17.53	$713	2.91%	0.85%	to	0.85%	12.59%	to	12.59%
2,011	41	$15.57	to	$15.57	$639	3.96%	0.85%	to	0.85%	3.94%	to	3.94%
2,010	45	$14.98	to	$14.98	$681	6.04%	0.85%	to	0.85%	11.10%	to	11.10%
FRANKLIN SMALL CAP VALUE SECURITIES FUND VIPT
(Effective date 05/01/2006)
2,014	273	$16.09	to	$9.96	$4,423	0.60%	0.49%	to	0.85%	(0.31)%	to	(0.40)%
2,013	352	$16.13	to	$16.38	$5,784	1.12%	0.65%	to	0.85%	35.09%	to	35.37%
2,012	239	$11.94	to	$12.10	$2,882	0.76%	0.65%	to	0.85%	17.40%	to	17.59%
2,011	304	$10.17	to	$10.29	$3,113	0.71%	0.65%	to	0.85%	(4.60)%	to	(4.37)%
2,010	342	$10.66	to	$10.76	$3,662	0.78%	0.65%	to	0.85%	27.06%	to	27.34%
GREAT-WEST SECUREFOUNDATION BALANCED FUND
(Effective date 05/29/2014)
2,014	2,214	$10.23	to	$10.25	$22,657	2.50%	0.49%	to	0.85%	2.30%	to	2.50%
INVESCO V.I. COMSTOCK FUND
2,014	441	$18.73	to	$10.50	$7,981	1.34%	0.49%	to	0.85%	8.52%	to	5.00%
2,013	354	$17.26	to	$17.57	$6,190	1.87%	0.65%	to	0.85%	34.84%	to	35.15%
2,012	261	$12.80	to	$13.00	$3,388	1.90%	0.65%	to	0.85%	18.19%	to	18.40%
2,011	218	$10.83	to	$10.98	$2,380	1.78%	0.65%	to	0.85%	(2.70)%	to	(2.49)%
2,010	250	$11.13	to	$11.26	$2,798	0.12%	0.65%	to	0.85%	15.01%	to	15.25%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO V.I. CORE EQUITY FUND
2,014	145	$30.48	to	$30.48	$4,479	0.85%	0.85%	to	0.85%	7.21%	to	7.21%
2,013	162	$28.43	to	$28.43	$4,647	1.36%	0.85%	to	0.85%	28.18%	to	28.18%
2,012	184	$22.18	to	$22.18	$4,119	0.97%	0.85%	to	0.85%	12.88%	to	12.88%
2,011	231	$19.65	to	$19.65	$4,545	0.96%	0.85%	to	0.85%	(0.91)%	to	(0.91)%
2,010	255	$19.83	to	$19.83	$5,053	0.97%	0.85%	to	0.85%	8.65%	to	8.65%
INVESCO V.I. GROWTH & INCOME FUND
2,014	634	$19.26	to	$10.60	$12,394	1.79%	0.49%	to	0.85%	9.37%	to	6.00%
2,013	742	$17.61	to	$17.92	$13,250	1.53%	0.65%	to	0.85%	32.91%	to	33.23%
2,012	670	$13.25	to	$13.45	$9,017	1.50%	0.65%	to	0.85%	13.73%	to	13.89%
2,011	794	$11.65	to	$11.81	$9,348	1.26%	0.65%	to	0.85%	(2.84)%	to	(2.64)%
2,010	831	$11.99	to	$12.13	$10,039	0.10%	0.65%	to	0.85%	11.53%	to	11.80%
INVESCO V.I. HIGH YIELD FUND
2,014	158	$22.74	to	$9.75	$3,385	4.67%	0.49%	to	0.85%	0.89%	to	(2.50)%
2,013	130	$22.54	to	$19.90	$2,922	4.92%	0.65%	to	0.85%	6.10%	to	6.36%
2,012	142	$21.24	to	$18.71	$2,995	5.10%	0.65%	to	0.85%	16.13%	to	16.36%
2,011	167	$18.29	to	$16.08	$3,029	7.14%	0.65%	to	0.85%	0.11%	to	0.31%
2,010	198	$18.27	to	$16.03	$3,580	9.32%	0.65%	to	0.85%	12.64%	to	12.89%
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 05/01/2006)
2,014	898	$13.93	to	$9.59	$12,441	1.59%	0.49%	to	0.85%	(0.50)%	to	(4.10)%
2,013	942	$14.00	to	$14.22	$13,361	1.20%	0.65%	to	0.85%	18.04%	to	18.30%
2,012	837	$11.86	to	$12.02	$10,023	1.50%	0.65%	to	0.85%	14.48%	to	14.80%
2,011	857	$10.36	to	$10.47	$8,945	1.55%	0.65%	to	0.85%	(7.50)%	to	(7.35)%
2,010	958	$11.20	to	$11.30	$10,799	2.40%	0.65%	to	0.85%	11.89%	to	12.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2,014	149	$19.08	to	$19.30	$2,865	0.04%	0.65%	to	0.85%	3.58%	to	3.76%
2,013	144	$18.42	to	$18.60	$2,669	0.79%	0.65%	to	0.85%	27.74%	to	28.01%
2,012	109	$14.42	to	$14.53	$1,578	0.06%	0.65%	to	0.85%	9.99%	to	10.24%
2,011	120	$13.11	to	$13.18	$1,585	0.31%	0.65%	to	0.85%	(7.15)%	to	(6.99)%
2,010	112	$14.12	to	$14.17	$1,582	0.73%	0.65%	to	0.85%	13.12%	to	13.36%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2,014	100	$23.91	to	$10.54	$2,385	0.00%	0.49%	to	0.85%	1.49%	to	5.40%
2,013	104	$23.56	to	$23.78	$2,458	0.01%	0.65%	to	0.85%	36.34%	to	36.59%
2,012	66	$17.28	to	$17.41	$1,148	0.00%	0.65%	to	0.85%	12.94%	to	13.13%
2,011	79	$15.30	to	$15.39	$1,209	0.00%	0.65%	to	0.85%	(1.61)%	to	(1.35)%
2,010	54	$15.55	to	$15.60	$835	0.00%	0.65%	to	0.85%	27.46%	to	27.76%
INVESCO V.I. TECHNOLOGY FUND
2,014	408	$21.82	to	$10.66	$2,361	0.00%	0.49%	to	0.85%	10.09%	to	6.60%
2,013	380	$19.82	to	$9.16	$1,654	0.00%	0.65%	to	0.85%	24.11%	to	24.29%
2,012	492	$15.97	to	$7.37	$1,696	0.00%	0.65%	to	0.85%	10.29%	to	10.66%
2,011	582	$14.48	to	$6.66	$1,796	0.17%	0.65%	to	0.85%	(5.85)%	to	(5.67)%
2,010	723	$15.38	to	$7.06	$2,334	0.00%	0.65%	to	0.85%	20.34%	to	20.48%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2,014	377	$24.11	to	$10.41	$8,548	1.69%	0.49%	to	0.85%	7.63%	to	4.10%
2,013	404	$22.05	to	$22.52	$9,064	2.24%	0.65%	to	0.85%	19.09%	to	19.34%
2,012	463	$18.51	to	$18.87	$8,715	2.79%	0.65%	to	0.85%	12.66%	to	12.86%
2,011	516	$16.43	to	$16.72	$8,647	2.61%	0.65%	to	0.85%	0.80%	to	1.03%
2,010	570	$16.30	to	$16.55	$9,468	2.80%	0.65%	to	0.85%	7.45%	to	7.68%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2,014	4,357	$16.67	to	$10.38	$72,208	1.54%	0.65%	to	0.85%	7.27%	to	3.80%
2,013	3,611	$15.54	to	$15.75	$57,602	2.06%	0.65%	to	0.85%	18.81%	to	19.05%
2,012	2,979	$13.08	to	$13.23	$39,676	2.58%	0.65%	to	0.85%	12.37%	to	12.69%
2,011	2,790	$11.64	to	$11.74	$32,858	2.40%	0.65%	to	0.85%	0.52%	to	0.69%
2,010	2,763	$11.58	to	$11.66	$32,137	2.68%	0.65%	to	0.85%	7.22%	to	7.37%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2,014	800	$21.91	to	$10.06	$16,367	3.38%	0.49%	to	0.85%	4.04%	to	0.60%
2,013	830	$16.04	to	$20.04	$17,036	4.04%	0.65%	to	0.85%	(0.99)%	to	(0.79)%
2,012	956	$16.20	to	$20.20	$20,266	3.74%	0.65%	to	0.85%	7.43%	to	7.62%
2,011	1,171	$15.08	to	$18.77	$22,721	7.34%	0.65%	to	0.85%	5.82%	to	6.11%
2,010	1,386	$14.25	to	$17.69	$25,385	6.05%	0.65%	to	0.85%	7.06%	to	7.28%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2,014	3,570	$15.15	to	$10.04	$54,600	3.23%	0.65%	to	0.85%	3.77%	to	0.40%
2,013	2,632	$14.60	to	$14.79	$38,911	3.63%	0.65%	to	0.85%	(1.15)%	to	(1.00)%
2,012	3,009	$14.77	to	$14.94	$44,907	3.48%	0.65%	to	0.85%	7.18%	to	7.40%
2,011	2,674	$13.78	to	$13.91	$37,189	6.89%	0.65%	to	0.85%	5.43%	to	5.70%
2,010	2,561	$13.07	to	$13.16	$33,745	5.74%	0.65%	to	0.85%	6.85%	to	6.99%
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
2,014	412	$25.37	to	$10.32	$8,946	1.09%	0.49%	to	0.85%	6.55%	to	3.20%
2,013	344	$23.81	to	$12.21	$7,763	1.21%	0.65%	to	0.85%	27.33%	to	27.59%
2,012	385	$18.70	to	$9.57	$6,800	0.85%	0.65%	to	0.85%	19.11%	to	19.33%
2,011	449	$15.70	to	$8.02	$6,737	0.58%	0.65%	to	0.85%	(14.49)%	to	(14.32)%
2,010	501	$18.36	to	$9.36	$8,796	0.60%	0.65%	to	0.85%	14.85%	to	15.13%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO
(Effective date 05/01/2014)
2,014	18	$11.11	to	$11.13	$201	0.00%	0.65%	to	0.85%	11.10%	to	11.30%
JANUS ASPEN JANUS PORTFOLIO
2,014	270	$28.58	to	$28.58	$7,776	0.36%	0.85%	to	0.85%	12.03%	to	12.03%
2,013	312	$25.51	to	$25.51	$8,015	0.79%	0.85%	to	0.85%	29.23%	to	29.23%
2,012	352	$19.74	to	$19.74	$6,953	0.55%	0.85%	to	0.85%	17.57%	to	17.57%
2,011	401	$16.79	to	$16.79	$6,768	0.59%	0.85%	to	0.85%	(6.10)%	to	(6.10)%
2,010	437	$17.88	to	$17.88	$7,851	1.09%	0.85%	to	0.85%	13.55%	to	13.55%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2,014	207	$24.15	to	$24.15	$5,011	5.85%	0.85%	to	0.85%	(12.63)%	to	(12.63)%
2,013	231	$27.64	to	$27.64	$6,409	3.16%	0.85%	to	0.85%	13.60%	to	13.60%
2,012	278	$24.33	to	$24.33	$6,784	0.69%	0.85%	to	0.85%	12.48%	to	12.48%
2,011	341	$21.63	to	$21.63	$7,398	0.47%	0.85%	to	0.85%	(32.74)%	to	(32.74)%
2,010	504	$32.16	to	$32.16	$16,251	0.69%	0.85%	to	0.85%	24.25%	to	24.25%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2,014	227	$9.22	to	$9.22	$2,112	5.75%	0.85%	to	0.85%	(12.85)%	to	(12.85)%
2,013	263	$10.58	to	$10.58	$2,791	2.92%	0.85%	to	0.85%	13.28%	to	13.28%
2,012	364	$9.34	to	$9.34	$3,406	0.60%	0.85%	to	0.85%	12.26%	to	12.26%
2,011	365	$8.32	to	$8.32	$3,036	0.39%	0.85%	to	0.85%	(32.96)%	to	(32.96)%
2,010	571	$12.41	to	$12.41	$7,085	0.51%	0.85%	to	0.85%	23.95%	to	23.95%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2,014	50	$29.98	to	$10.88	$1,213	0.12%	0.49%	to	0.85%	8.66%	to	8.80%
2,013	39	$27.59	to	$23.68	$944	0.58%	0.65%	to	0.85%	41.05%	to	41.37%
2,012	44	$19.56	to	$16.75	$756	0.21%	0.65%	to	0.85%	18.76%	to	18.96%
2,011	49	$16.47	to	$14.08	$716	0.13%	0.65%	to	0.85%	(5.62)%	to	(5.38)%
2,010	64	$17.45	to	$14.88	$977	0.00%	0.65%	to	0.85%	26.08%	to	26.32%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2,014	983	$16.23	to	$8.92	$15,683	1.70%	0.49%	to	0.85%	(5.42)%	to	(10.80)%
2,013	892	$17.16	to	$17.32	$15,450	1.43%	0.65%	to	0.85%	(2.11)%	to	(1.87)%
2,012	862	$17.53	to	$17.65	$15,227	1.76%	0.65%	to	0.85%	21.06%	to	21.22%
2,011	752	$14.48	to	$14.56	$10,919	1.89%	0.65%	to	0.85%	(18.70)%	to	(18.52)%
2,010	807	$17.81	to	$17.87	$14,399	1.70%	0.65%	to	0.85%	21.65%	to	21.90%
LVIP BARON GROWTH OPPORTUNITIES FUND
2,014	670	$36.50	to	$10.70	$22,761	0.17%	0.65%	to	0.85%	3.96%	to	7.00%
2,013	782	$35.11	to	$31.16	$25,781	0.43%	0.65%	to	0.85%	38.88%	to	39.17%
2,012	728	$25.28	to	$22.39	$17,236	1.16%	0.65%	to	0.85%	17.25%	to	17.47%
2,011	840	$21.56	to	$19.06	$16,991	0.00%	0.65%	to	0.85%	3.16%	to	3.36%
2,010	937	$20.90	to	$18.44	$18,365	0.00%	0.65%	to	0.85%	25.29%	to	25.53%
MFS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2,014	1,063	$20.08	to	$9.64	$20,597	1.79%	0.49%	to	0.85%	0.25%	to	(3.60)%
2,013	885	$20.03	to	$20.22	$17,878	1.39%	0.65%	to	0.85%	26.53%	to	26.85%
2,012	732	$15.83	to	$15.94	$11,646	1.39%	0.65%	to	0.85%	14.96%	to	15.17%
2,011	621	$13.77	to	$13.84	$8,577	1.14%	0.65%	to	0.85%	(2.62)%	to	(2.40)%
2,010	537	$14.14	to	$14.18	$7,612	0.88%	0.65%	to	0.85%	7.86%	to	8.08%
MFS UTILITIES SERIES
2,014	614	$14.75	to	$10.05	$9,097	2.02%	0.49%	to	0.85%	11.49%	to	0.50%
2,013	449	$13.23	to	$13.38	$6,000	2.10%	0.65%	to	0.85%	19.19%	to	19.46%
2,012	492	$11.10	to	$11.20	$5,493	6.74%	0.65%	to	0.85%	12.23%	to	12.45%
2,011	489	$9.89	to	$9.96	$4,856	3.16%	0.65%	to	0.85%	5.66%	to	5.84%
2,010	306	$9.36	to	$9.41	$2,875	2.73%	0.65%	to	0.85%	12.50%	to	12.69%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
(Effective date 05/01/2006)
2,014	22	$16.35	to	$16.64	$396	0.83%	0.65%	to	0.85%	12.60%	to	12.81%
2,013	14	$14.52	to	$14.75	$233	0.82%	0.65%	to	0.85%	35.57%	to	35.82%
2,012	18	$10.71	to	$10.86	$220	0.37%	0.65%	to	0.85%	14.30%	to	14.68%
2,011	23	$9.37	to	$9.47	$213	0.33%	0.65%	to	0.85%	(7.41)%	to	(7.34)%
2,010	31	$10.12	to	$10.22	$312	0.31%	0.65%	to	0.85%	24.87%	to	25.25%
NVIT MID CAP INDEX FUND
2,014	541	$30.12	to	$10.56	$15,363	0.88%	0.49%	to	0.85%	8.27%	to	5.60%
2,013	499	$27.45	to	$28.03	$14,036	0.98%	0.65%	to	0.85%	31.65%	to	31.91%
2,012	479	$20.85	to	$21.25	$10,251	0.90%	0.65%	to	0.85%	16.29%	to	16.57%
2,011	493	$17.93	to	$18.23	$9,008	0.66%	0.65%	to	0.85%	(3.50)%	to	(3.34)%
2,010	519	$18.58	to	$18.86	$9,789	0.99%	0.65%	to	0.85%	24.78%	to	25.07%
OPPENHEIMER GLOBAL FUND/VA
2,014	1,192	$28.20	to	$9.89	$29,837	1.11%	0.49%	to	0.85%	1.44%	to	(1.10)%
2,013	1,205	$27.80	to	$22.84	$30,043	1.37%	0.65%	to	0.85%	26.24%	to	26.47%
2,012	1,248	$22.02	to	$18.06	$24,678	2.15%	0.65%	to	0.85%	20.20%	to	20.48%
2,011	1,419	$18.32	to	$14.99	$23,323	1.28%	0.65%	to	0.85%	(9.04)%	to	(8.88)%
2,010	1,507	$20.14	to	$16.45	$27,312	1.47%	0.65%	to	0.85%	14.97%	to	15.20%
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
(Effective date 05/01/2014)
2,014	21	$11.05	to	$10.93	$230	0.00%	0.65%	to	0.85%	10.50%	to	9.30%
OPPENHIEMER INTERNATIONAL GROWTH FUND/VA
2,014	715	$19.53	to	$9.01	$13,541	1.17%	0.49%	to	0.85%	(8.01)%	to	(9.90)%
2,013	674	$21.23	to	$21.60	$14,517	1.34%	0.65%	to	0.85%	24.81%	to	25.00%
2,012	601	$17.01	to	$17.28	$10,346	1.49%	0.65%	to	0.85%	21.15%	to	21.43%
2,011	596	$14.04	to	$14.23	$8,460	0.98%	0.65%	to	0.85%	(7.93)%	to	(7.78)%
2,010	573	$15.25	to	$15.43	$8,822	1.29%	0.65%	to	0.85%	13.81%	to	14.04%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 05/01/2014)
2,014	34	$7.39	to	$7.42	$254	0.28%	0.49%	to	0.85%	(26.10)%	to	(25.80)%
PIMCO VIT HIGH YIELD PORTFOLIO
2,014	1,632	$20.14	to	$9.91	$36,792	5.25%	0.49%	to	0.85%	2.49%	to	(0.90)%
2,013	1,638	$19.25	to	$24.53	$36,378	5.45%	0.65%	to	0.85%	4.85%	to	5.05%
2,012	1,895	$18.36	to	$23.35	$39,754	5.77%	0.65%	to	0.85%	13.33%	to	13.57%
2,011	1,674	$16.20	to	$20.56	$30,937	6.95%	0.65%	to	0.85%	2.47%	to	2.65%
2,010	1,743	$15.81	to	$20.03	$31,275	7.25%	0.65%	to	0.85%	13.50%	to	13.74%
PIMCO VIT LOW DURATION PORTFOLIO
2,014	5,881	$13.33	to	$9.94	$79,347	1.12%	0.49%	to	0.85%	(0.07)%	to	(0.60)%
2,013	5,957	$13.28	to	$13.56	$80,668	1.45%	0.65%	to	0.85%	(0.97)%	to	(0.80)%
2,012	5,758	$13.41	to	$13.67	$78,783	1.90%	0.65%	to	0.85%	4.93%	to	5.15%
2,011	5,702	$12.78	to	$13.00	$74,301	1.68%	0.65%	to	0.85%	0.24%	to	0.46%
2,010	5,434	$12.75	to	$12.94	$70,424	1.62%	0.65%	to	0.85%	4.42%	to	4.61%
PIMCO VIT REAL RETURN PORTFOLIO
(Effective date 05/29/2014)
2,014	27	$9.66	to	$9.68	$258	0.03%	0.49%	to	0.69%	(3.40)%	to	(3.20)%
PIMCO VIT TOTAL RETURN PORTFOLIO
2,014	6,953	$15.79	to	$10.08	$110,569	2.12%	0.49%	to	0.85%	3.41%	to	0.80%
2,013	8,360	$15.27	to	$15.53	$129,646	2.19%	0.65%	to	0.85%	(2.80)%	to	(2.63)%
2,012	9,438	$15.71	to	$15.95	$150,432	2.57%	0.65%	to	0.85%	8.72%	to	8.87%
2,011	9,417	$14.45	to	$14.65	$137,870	2.63%	0.65%	to	0.85%	2.70%	to	2.95%
2,010	9,963	$14.07	to	$14.23	$141,746	2.41%	0.65%	to	0.85%	7.16%	to	7.40%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Effective date 05/01/2008)
2,014	34	$6.15	to	$6.23	$211	0.20%	0.65%	to	0.85%	(13.50)%	to	(13.35)%
2,013	58	$7.11	to	$7.19	$416	0.88%	0.65%	to	0.85%	(3.00)%	to	(2.84)%
2,012	104	$7.33	to	$7.40	$771	0.21%	0.65%	to	0.85%	10.73%	to	10.94%
2,011	149	$6.62	to	$6.67	$994	0.00%	0.65%	to	0.85%	(24.26)%	to	(24.12)%
2,010	253	$8.74	to	$8.79	$2,217	0.28%	0.65%	to	0.85%	14.55%	to	14.90%
PIONEER FUND VCT PORTFOLIO
2,014	178	$21.80	to	$16.75	$3,594	1.19%	0.65%	to	0.85%	10.10%	to	10.34%
2,013	213	$19.80	to	$15.18	$3,921	1.25%	0.65%	to	0.85%	32.09%	to	32.46%
2,012	242	$14.99	to	$11.46	$3,281	1.51%	0.65%	to	0.85%	9.34%	to	9.46%
2,011	308	$13.71	to	$10.47	$3,744	1.54%	0.65%	to	0.85%	(5.12)%	to	(4.90)%
2,010	351	$14.45	to	$11.01	$4,487	1.37%	0.65%	to	0.85%	15.06%	to	15.29%
PIONEER MID CAP VALUE VCT PORTFOLIO
2,014	219	$16.27	to	$16.56	$3,618	0.72%	0.65%	to	0.85%	13.86%	to	14.05%
2,013	166	$14.29	to	$14.52	$2,413	0.72%	0.65%	to	0.85%	31.58%	to	31.88%
2,012	164	$10.86	to	$11.01	$1,812	0.82%	0.65%	to	0.85%	9.92%	to	10.10%
2,011	177	$9.88	to	$10.00	$1,781	0.62%	0.65%	to	0.85%	(6.62)%	to	(6.37)%
2,010	219	$10.58	to	$10.68	$2,346	0.86%	0.65%	to	0.85%	16.85%	to	17.11%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
(Effective date 05/01/2006)
2,014	235	$24.29	to	$10.62	$5,149	0.00%	0.49%	to	0.85%	8.49%	to	6.20%
2,013	273	$22.39	to	$14.96	$5,542	0.00%	0.65%	to	0.85%	41.26%	to	41.53%
2,012	261	$15.85	to	$10.57	$3,810	0.00%	0.65%	to	0.85%	6.16%	to	6.34%
2,011	315	$14.93	to	$9.94	$4,254	0.00%	0.65%	to	0.85%	(3.11)%	to	(2.93)%
2,010	353	$15.41	to	$10.24	$4,909	0.00%	0.65%	to	0.85%	19.20%	to	19.49%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2,014	95	$21.89	to	$22.14	$1,945	0.00%	0.65%	to	0.85%	6.37%	to	6.60%
2,013	112	$16.39	to	$20.77	$2,161	0.00%	0.65%	to	0.85%	31.84%	to	32.12%
2,012	104	$12.43	to	$15.72	$1,532	0.22%	0.65%	to	0.85%	12.29%	to	12.45%
2,011	129	$11.07	to	$13.98	$1,702	0.18%	0.65%	to	0.85%	(4.65)%	to	(4.44)%
2,010	121	$11.61	to	$14.63	$1,648	0.14%	0.65%	to	0.85%	10.51%	to	10.75%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2,014	122	$12.10	to	$7.23	$1,461	0.00%	0.49%	to	0.85%	(20.50)%	to	(27.70)%
2,013	148	$15.22	to	$15.36	$2,278	0.00%	0.65%	to	0.85%	8.79%	to	9.01%
2,012	166	$13.99	to	$14.09	$2,344	0.00%	0.65%	to	0.85%	(3.72)%	to	(3.56)%
2,011	174	$14.53	to	$14.61	$2,545	0.00%	0.65%	to	0.85%	(20.03)%	to	(19.86)%
2,010	289	$18.17	to	$18.23	$5,264	0.05%	0.65%	to	0.85%	26.44%	to	26.69%
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 04/30/2010)
2,014	805	$11.17	to	$10.08	$9,038	2.86%	0.49%	to	0.85%	3.43%	to	0.80%
2,013	224	$10.80	to	$10.88	$2,430	1.37%	0.65%	to	0.85%	(1.37)%	to	(1.09)%
2,012	267	$10.95	to	$11.00	$2,928	2.34%	0.65%	to	0.85%	1.01%	to	1.20%
2,011	329	$10.84	to	$10.87	$3,571	2.38%	0.65%	to	0.85%	5.96%	to	6.05%
2,010	107	$10.23	to	$10.25	$1,094	0.00%	0.65%	to	0.85%	2.30%	to	2.50%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/30/2010)
2,014	640	$18.60	to	$10.62	$11,710	1.54%	0.65%	to	0.85%	11.71%	to	6.20%
2,013	484	$16.65	to	$16.77	$8,128	1.64%	0.65%	to	0.85%	31.31%	to	31.53%
2,012	324	$12.68	to	$12.75	$4,188	2.24%	0.65%	to	0.85%	18.28%	to	18.60%
2,011	191	$10.72	to	$10.75	$2,054	1.49%	0.65%	to	0.85%	1.04%	to	1.22%
2,010	83	$10.61	to	$10.62	$884	0.00%	0.65%	to	0.85%	6.10%	to	6.20%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PUTNAM VT GLOBAL HEALTH CARE FUND
(Effective date 05/02/2011)
2,014	718	$18.48	to	$11.81	$13,244	0.23%	0.65%	to	0.85%	26.58%	to	18.10%
2,013	627	$14.60	to	$14.68	$9,174	0.85%	0.65%	to	0.85%	40.52%	to	40.75%
2,012	358	$10.39	to	$10.43	$3,725	0.93%	0.65%	to	0.85%	21.24%	to	21.56%
2,011	117	$8.57	to	$8.58	$1,005	0.00%	0.65%	to	0.85%	(14.30)%	to	(14.20)%
PUTNAM VT INVESTORS FUND
(Effective date 05/01/2014)
2,014	56	$11.06	to	$10.81	$614	0.00%	0.65%	to	0.85%	10.60%	to	8.10%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2,014	286	$22.61	to	$10.47	$6,460	0.00%	0.49%	to	0.85%	2.08%	to	4.70%
2,013	419	$22.15	to	$22.36	$9,349	1.12%	0.65%	to	0.85%	33.27%	to	33.57%
2,012	393	$16.62	to	$16.74	$6,560	0.03%	0.65%	to	0.85%	11.32%	to	11.53%
2,011	383	$14.93	to	$15.01	$5,733	0.30%	0.65%	to	0.85%	(4.42)%	to	(4.21)%
2,010	329	$15.62	to	$15.67	$5,140	0.16%	0.65%	to	0.85%	19.24%	to	19.53%
SCHWAB MARKETTRACK GROWTH PORTFOLIO
2,014	1,479	$28.45	to	$18.96	$31,770	1.31%	0.65%	to	0.85%	4.60%	to	4.75%
2,013	1,495	$27.20	to	$18.10	$30,797	1.72%	0.65%	to	0.85%	22.52%	to	22.80%
2,012	1,600	$22.20	to	$14.74	$27,047	2.46%	0.65%	to	0.85%	12.46%	to	12.69%
2,011	1,820	$19.74	to	$13.08	$27,261	1.72%	0.65%	to	0.85%	(1.84)%	to	(1.65)%
2,010	1,858	$20.11	to	$13.30	$28,634	2.41%	0.65%	to	0.85%	12.67%	to	12.90%
SCHWAB MONEY MARKET PORTFOLIO
2,014	8,660	$13.03	to	$9.97	$99,172	0.01%	0.49%	to	0.85%	(0.84)%	to	(0.30)%
2,013	7,650	$13.14	to	$11.14	$89,931	0.01%	0.65%	to	0.85%	(0.83)%	to	(0.62)%
2,012	8,208	$13.25	to	$11.21	$97,088	0.01%	0.65%	to	0.85%	(0.82)%	to	(0.62)%
2,011	10,125	$13.36	to	$11.28	$120,914	0.01%	0.65%	to	0.85%	(0.82)%	to	(0.62)%
2,010	10,639	$13.47	to	$11.35	$127,283	0.01%	0.65%	to	0.85%	(0.82)%	to	(0.61)%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
SCHWAB S&P 500 INDEX PORTFOLIO
2,014	9,689	$33.39	to	$10.80	$217,712	1.45%	0.49%	to	0.85%	12.46%	to	8.00%
2,013	8,780	$29.69	to	$17.11	$183,023	1.65%	0.65%	to	0.85%	30.97%	to	31.21%
2,012	8,124	$22.67	to	$13.04	$131,761	1.68%	0.65%	to	0.85%	14.73%	to	14.99%
2,011	8,130	$19.76	to	$11.34	$116,009	1.77%	0.65%	to	0.85%	1.02%	to	1.25%
2,010	8,171	$19.56	to	$11.20	$116,970	1.99%	0.65%	to	0.85%	13.72%	to	13.94%
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2,014	925	$12.86	to	$9.92	$11,780	4.80%	0.49%	to	0.85%	3.13%	to	(0.80)%
2,013	270	$12.47	to	$12.59	$3,396	3.57%	0.65%	to	0.85%	(1.19)%	to	(0.94)%
2,012	259	$12.62	to	$12.71	$3,287	3.58%	0.65%	to	0.85%	5.61%	to	5.83%
2,011	192	$11.95	to	$12.01	$2,308	3.90%	0.65%	to	0.85%	6.22%	to	6.38%
2,010	206	$11.25	to	$11.29	$2,328	5.11%	0.65%	to	0.85%	6.33%	to	6.61%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2,014	405	$23.93	to	$10.71	$9,610	1.59%	0.49%	to	0.85%	9.42%	to	7.10%
2,013	471	$21.87	to	$22.08	$10,376	1.74%	0.65%	to	0.85%	30.65%	to	30.88%
2,012	387	$16.74	to	$16.87	$6,535	2.02%	0.65%	to	0.85%	14.11%	to	14.37%
2,011	269	$14.67	to	$14.75	$3,954	1.65%	0.65%	to	0.85%	1.24%	to	1.44%
2,010	215	$14.49	to	$14.54	$3,120	2.36%	0.65%	to	0.85%	14.80%	to	15.03%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2,014	120	$24.69	to	$10.54	$2,782	0.48%	0.65%	to	0.85%	5.78%	to	5.40%
2,013	105	$23.34	to	$23.56	$2,465	0.17%	0.65%	to	0.85%	33.60%	to	33.86%
2,012	74	$17.47	to	$17.60	$1,295	0.40%	0.65%	to	0.85%	10.50%	to	10.69%
2,011	97	$15.81	to	$15.90	$1,544	0.00%	0.65%	to	0.85%	2.13%	to	2.38%
2,010	54	$15.48	to	$15.53	$842	0.10%	0.65%	to	0.85%	22.66%	to	22.96%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
(Effective date 05/29/2014)
2,014	5	$12.25	to	$12.26	$67	0.00%	0.49%	to	0.69%	22.50%	to	22.60%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
(Effective date 05/01/2014)
2,014	252	$12.62	to	$12.23	$3,163	0.00%	0.65%	to	0.85%	26.20%	to	22.30%
TEMPLETON FOREIGN VIP FUND
(Effective date 04/30/2010)
2,014	586	$12.06	to	$8.62	$6,973	1.79%	0.49%	to	0.85%	(11.84)%	to	(13.80)%
2,013	457	$13.68	to	$13.78	$6,297	2.24%	0.65%	to	0.85%	21.93%	to	22.16%
2,012	410	$11.22	to	$11.28	$4,643	2.98%	0.65%	to	0.85%	17.24%	to	17.50%
2,011	284	$9.57	to	$9.60	$2,740	1.76%	0.65%	to	0.85%	(11.39)%	to	(11.28)%
2,010	125	$10.80	to	$10.82	$1,364	0.12%	0.65%	to	0.85%	8.00%	to	8.20%
TEMPLETON GLOBAL BOND VIP FUND
(Effective date 05/01/2014)
2,014	505	$10.03	to	$9.87	$5,061	0.78%	0.49%	to	0.85%	0.30%	to	(1.30)%
THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2006)
2,014	301	$10.66	to	$10.85	$3,268	2.96%	0.65%	to	0.85%	3.50%	to	3.73%
2,013	418	$10.30	to	$10.46	$4,365	3.28%	0.65%	to	0.85%	17.98%	to	18.19%
2,012	493	$8.73	to	$8.85	$4,343	0.87%	0.65%	to	0.85%	26.16%	to	26.61%
2,011	655	$6.92	to	$6.99	$4,564	1.65%	0.65%	to	0.85%	(21.90)%	to	(21.90)%
2,010	945	$8.86	to	$8.95	$8,429	3.78%	0.65%	to	0.85%	13.01%	to	13.43%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
TOUCHSTONE VST MID CAP GROWTH FUND
(Effective date 05/01/2009)
2,014	124	$24.81	to	$10.91	$3,066	0.00%	0.49%	to	0.85%	12.11%	to	9.10%
2,013	132	$22.13	to	$22.33	$2,943	0.00%	0.65%	to	0.85%	33.72%	to	33.95%
2,012	122	$16.55	to	$16.67	$2,028	0.00%	0.65%	to	0.85%	18.89%	to	19.16%
2,011	125	$13.92	to	$13.99	$1,755	0.27%	0.65%	to	0.85%	(12.07)%	to	(11.90)%
2,010	136	$15.83	to	$15.88	$2,180	0.30%	0.65%	to	0.85%	20.56%	to	20.85%
UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO
2,014	173	$46.05	to	$46.05	$8,039	1.50%	0.85%	to	0.85%	28.63%	to	28.63%
2,013	184	$35.80	to	$35.80	$6,642	1.12%	0.85%	to	0.85%	1.19%	to	1.19%
2,012	249	$35.38	to	$35.38	$8,837	0.89%	0.85%	to	0.85%	14.87%	to	14.87%
2,011	267	$30.80	to	$30.80	$8,269	0.87%	0.85%	to	0.85%	5.01%	to	5.01%
2,010	299	$29.33	to	$29.33	$8,761	2.20%	0.85%	to	0.85%	28.86%	to	28.86%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2,014	301	$12.72	to	$7.53	$3,823	0.00%	0.49%	to	0.85%	(20.00)%	to	(24.70)%
2,013	305	$15.90	to	$16.05	$4,897	0.53%	0.65%	to	0.85%	9.35%	to	9.56%
2,012	321	$14.54	to	$14.65	$4,697	0.65%	0.65%	to	0.85%	2.25%	to	2.45%
2,011	326	$14.22	to	$14.30	$4,655	0.94%	0.65%	to	0.85%	(17.42)%	to	(17.25)%
2,010	326	$17.22	to	$17.28	$5,622	0.23%	0.65%	to	0.85%	27.56%	to	27.91%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
(Effective date 05/01/2009)
2,014	816	$11.74	to	$9.34	$9,664	4.86%	0.49%	to	0.85%	1.29%	to	(6.60)%
2,013	814	$11.59	to	$11.70	$9,524	2.28%	0.65%	to	0.85%	(9.95)%	to	(9.72)%
2,012	919	$12.87	to	$12.96	$11,924	2.17%	0.65%	to	0.85%	4.72%	to	4.85%
2,011	898	$12.29	to	$12.36	$11,101	6.33%	0.65%	to	0.85%	7.15%	to	7.48%
2,010	632	$11.47	to	$11.50	$7,339	2.29%	0.65%	to	0.85%	5.33%	to	5.50%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
(Effective date 05/29/2014)
2,014	27	$11.00	to	$11.01	$292	0.00%	0.49%	to	0.69%	10.00%	to	10.10%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
(Effective date 05/29/2014)
2,014	15	$10.35	to	$10.37	$159	0.00%	0.49%	to	0.69%	3.50%	to	3.70%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
(Effective date 05/29/2014)
2,014	35	$10.81	to	$10.82	$380	0.00%	0.49%	to	0.69%	8.10%	to	8.20%
VANGUARD VIF REIT INDEX PORTFOLIO
(Effective date 05/29/2014)
2,014	40	$11.20	to	$11.21	$450	0.00%	0.49%	to	0.69%	12.00%	to	12.10%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
(Effective date 05/29/2014)
2,014	10	$10.81	to	$10.82	$111	0.00%	0.49%	to	0.69%	8.10%	to	8.20%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
2,014	295	$32.93	to	$10.64	$6,555	0.00%	0.65%	to	0.85%	(0.48)%	to	6.40%
2,013	347	$33.09	to	$20.52	$7,943	0.01%	0.65%	to	0.85%	42.57%	to	42.80%
2,012	311	$23.21	to	$14.37	$4,950	0.00%	0.65%	to	0.85%	16.75%	to	17.02%
2,011	346	$19.88	to	$12.28	$4,585	0.00%	0.65%	to	0.85%	(0.45)%	to	(0.24)%
2,010	351	$19.97	to	$12.31	$4,789	0.00%	0.65%	to	0.85%	34.39%	to	34.68%
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND
(Effective date 05/01/2014)
2,014	25	$10.82	to	$10.47	$266	0.00%	0.65%	to	0.85%	8.20%	to	4.70%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2,014	328	$27.87	to	$23.05	$7,365	0.06%	0.65%	to	0.85%	9.47%	to	9.71%
2,013	318	$16.34	to	$21.01	$6,586	0.20%	0.65%	to	0.85%	29.58%	to	29.77%
2,012	333	$12.61	to	$16.19	$5,336	0.10%	0.65%	to	0.85%	14.53%	to	14.82%
2,011	381	$11.01	to	$14.10	$5,280	0.14%	0.65%	to	0.85%	(6.30)%	to	(6.13)%
2,010	405	$11.75	to	$15.02	$6,029	0.76%	0.65%	to	0.85%	22.69%	to	22.91%
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2,014	104	$18.74	to	$18.74	$1,981	0.36%	0.85%	to	0.85%	3.59%	to	3.59%
2,013	119	$18.09	to	$18.09	$2,186	0.71%	0.85%	to	0.85%	13.77%	to	13.77%
2,012	132	$15.90	to	$15.90	$2,135	0.84%	0.85%	to	0.85%	13.01%	to	13.01%
2,011	164	$14.07	to	$14.07	$2,346	0.68%	0.85%	to	0.85%	(8.04)%	to	(8.04)%
2,010	198	$15.30	to	$15.30	$3,057	1.48%	0.85%	to	0.85%	16.27%	to	16.27%

(a) The amounts in these columns are associated with the highest Expense Ratio.
(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

PART C
OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)    Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) and subsidiaries as of December 31, 2014 and 2013, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2014, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A (the "Series Account") as of December 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith.

(b)    Exhibits

(1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant’s initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(2) Not applicable.

(3)(a) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

(3)(b) Selling Agreement between Depositor and GWFS Equities, Inc. and Charles Schwab & Company, Inc. is filed herewith.

(4)(a) Form of the variable annuity contract is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).

(4)(b) Form of Rider is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).

(4)(c) Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).

(4)(d) Form of Roth Individual Retirement Endorsement is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).

(4)(e) Form of variable annuity contract amendment is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement, filed on December 19, 2014 (File No. 333-194043).

(5)(a) Form of application is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).

(6)(a) Amended and Restated Articles of Incorporation of Depositor are filed herewith.

(6)(b) Bylaws of Depositor are filed herewith.

(7) Not applicable.

(8)(a) Form of Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post Effective Amendment No. 19 on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(8)(b) Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(c) Participation Agreement with AllianceBerstein Variable Products Series Fund, Inc. (formerly Alliance Variable Products Series Fund, Inc.), is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with AllianceBerstein Variable Products Series Fund are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); Amendment to Participation Agreement with AllianceBerstein Variable Products Series Fund, Inc is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File no. 333-52956).

(8)(d) Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(e) Participation Agreement with Blackrock Variable Series Funds, Inc. is filed herewith.

(8)(f) Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(g) Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(h) Participation Agreement with Dreyfus Investment Fund, is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(i) Participation Agreement with Scudder Kemper Investments (now known as DWS Investment VIT Series) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Form of amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(j) Participation Agreement with Federated Insurance Series, is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendment to Participation Agreement with Federated Insurance Series is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(k) Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743); amendment to Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).

(8)(l) Participation Agreement with Great-West Funds, Inc. is filed herewith.

(8)(m) Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement between with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30,

2011 (File No. 333-176926).

(8)(n) Participation Agreement with J.P. Morgan Series Trust II is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956). Participation Agreement with J.P. Morgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(o) Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement with Lazard Retirement Series is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(p) Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC is filed herewith.

(8)(q) Form of Participation Agreement with Lincoln Variable Insurance Products Trust (formerly Baron Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(8)(r) Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(s) Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(t) Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(u) Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendment to Participation Agreements with Oppenheimer Variable Account Fund is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreement with Oppenheimer is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(v) Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement with PIMCO is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 19, 2011 (File No. 333-176926).

(8)(w) Form of Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendments to Participation Agreement with Pioneer Fund are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated December 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).

(8)(x) Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(y) Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(z) Participation Agreement with Royce Capital Fund and Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Registrant’s Post Effective Amendment No. 14 to the Registration Statement filed to the Registration Statement filed by COLI VUL 2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(aa) Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreements with Charles Schwab Annuity Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).

(8)(bb) Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Variable Annuity Account-1 of Great-West Life & Annuity Insurance Company of New York on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendment to Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).

(8)(cc) Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(dd) Form of Participation Agreement with Third Avenue Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956).

(8)(ee) Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(ff) Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(gg) Form of Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(8)(hh) Form of Participation Agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); Amendment to Participation Agreement with Wells Fargo Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(ii) Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to the Registrant's Post-Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).

(9) Opinion of counsel and consent is incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194043).

(10)    (a) Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.

(b) Written Consent of Deloitte & Touche LLP is filed herewith.

(11) Not Applicable.

(12) Not Applicable.

(13) (a)     Powers of Attorney for Messrs. Bernbach, Coutu, A. Desmarais, O. Desmarais, P. Desmarais, Jr., P. Desmarais, III, Louvel, Mahon, Nickerson, Orr, Plessis-Bélair, Rousseau, Royer, Ryan, Jr., Selitto, Tretiak and Walsh are filed herewith.

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

J. L. Bernbach	EngineUSA 460 Park Avenue South, 7th Floor New York, NY 10016	Director
M. R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
O. Desmarais	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
P. Desmarais, Jr.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
P. Desmarais III	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
R.L. Reynolds	8515 E. Orchard Road Greenwood Village, CO 80111	Director, President and Chief Executive Officer
A. Louvel	P.O. Box 1073 38 Beach Lane Wainscott, NY 11975	Director
P. Mahon	Great-West Life 100 Osborne Street N Winnipeg, Canada MB R3C 3A5	Director
J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia, Canada B2A 3M2	Director
R.J. Orr	Power Financial Corporation 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Chairman of the Board
M. Plessis-Bélair, F. C. A.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
H.P. Rousseau	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
R. Royer	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G. Tretiak	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director

B. E. Walsh	Saguenay Capital, LLC Two Manhattanville Rd, #403 Purchase, New York 10577	Director
E. Murphy	8515 East Orchard Road Greenwood Village, CO 80111	President, Empower Retirement
D.L. Musto	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Empower Retirement
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Empower Retirement
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Individual Markets
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Legal and Chief Compliance Officer
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, FASCore Operations
E.P. Friesen	8515 East Orchard Road Greenwood Village, CO 80111	Chief Investment Officer, General Account
J.M. Gearin	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, RPS Operations
W. Van Harlow	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, GWF Institute and Strategic Solutions
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, 401(k) Standard Markets
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Marketing
J.W. Knight	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Information Officer
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Executive Benefits Markets
L.J. Mannello, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Financial Officer
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, RPS Segment Distribution
D.G. McLeod	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Product Management
R.G. Schultz	8525 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, General Counsel and Secretary
B. Schwartz	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Commercial Mortgage Investments
C.S. Tocher	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Investment Officer, Segregated Funds
C. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, RPS Segment Product & Marketing

Item 26.     Persons controlled by or under common control with the Depositor or Registrant as of 12/31/14

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2014

I.    OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
32% - Nordex Inc. (68% also owned directly by the Desmarais Family Residuary Trust)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by the Desmarais Family Residuary Trust)
53.52% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2014 412,637,391 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 901,185,511.

Pansolo Holding Inc. owns directly 7,677,312 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 11,354,232 or 1.26% of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., which owns 40,686,080 SVS representing 4.51% of the aggregate voting rights of PCC.

Gelco Enterprises Ltd owns directly 48,235,700 PPS, representing 53.52% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of the Desmarais Family Residuary Trust is approximately 59.30%; note that this is not the equity percentage.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.    Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation

67.18% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited
1.0% - Great West Global Business Services India Private Limited
                    100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
    60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company
100.0% - Great-West Life & Annuity Insurance Company of New York
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
65.58% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivables Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
             100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B.    Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
67.18% - Great-West Lifeco Inc.

100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
99.0% - Great-West Lifeco U.S. Holdings, L.P.
100.0% - Great-West Lifeco U.S. Holdings, LLC
1.0% - Great-West Lifeco U.S. Holdings, L.P.
     95.23% - Putnam Investments, LLC
                     100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings Inc.
80.0% - PanAgora Asset Management, Inc.
100.0% - Putnam GP Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
     100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
    100.0% - Putnam Investments Canada LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
    100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C.    The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
67.18% - Great-West Lifeco Inc.

100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
    100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
    100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
    100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services

12.5% - Vaudreuil Shopping Centres Limited
70.0% - Saskatoon West Shopping Centres Limited
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - TMI Systems, Inc.
51.0% - Plandirect Insurance Services Inc.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
     30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (DE) [(special shares held by 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
     100.0% - 3853071 Canada Limited
             50.0% - Laurier House Apartments Limited
             30.0% - Kelowna Central Park Properties Ltd.
             30.0% - Kelowna Central Park Phase II Properties Ltd.
             30.0% - Trop Beau Developments Limited

100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
             35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
             88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
             25.0% - High Park Bayview Limited Partnership
             30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company
75.0% - Vaudreuil Shopping Centres Limited
30.0% - Saskatoon West Shopping Centres Limited
75.0% - 2331777 Ontario Ltd.
75.0% - 2344701 Ontario Ltd.
75.0% - 2356720 Ontario Ltd.
75.0% - 0977221 B.C. Ltd.
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited                                        100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited

100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited                                            100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Setanta Asset Management Limited
- Setanta Asset Management Funds Public Limited Company (interest only)
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (Ireland), Limited
11.29% - Irish Life Assurance plc.
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited                                                    100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Limited
49.0% - Glohealth Financial Services Limited                                                        100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Ltd.

100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings
30.0% - Allianz-Irish Life Holdings plc.
88.71% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Park (Hove) Management Company Ltd.
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - SJRQ Riverside IV Management Limited
- Setanta Asset Management Funds Public Limited Company (interest only)
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
11.0% - Richview Office Park Management Company Limited

5.5% - Padamul Ltd.
100.0% - Canada Life Group Holdings Limited
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - Vaudreuil Shopping Centres Limited
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
28.6% - GWL THL Private Equity I Inc. (71.4% owned by The Great-West Life Assurance Company)
100.0% - Canada Life Capital Trust
D.    IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
58.83% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited

100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie Global Macro Asian Credit Fund Ltd.
100% - Mackenzie Global Macro Asian Credit Master Fund, Ltd.
97.08% - Investment Planning Counsel Inc. (and 2.92% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.66% - IPC Portfolio Services Inc. (and 11.34% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
    50.0% - Parjointco N.V.
     75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.

52.0% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
1.1% - Suez Environment Company (of which 0.2% in trading)
29.3% - Lafarge SA (21.1% in capital of which 0.1% held by GBL Energy S.à r.l. and Serena S.à r.l.))
6.9% - Pernod Ricard (7.5% in capital)
12.43% - Umicore (12.43% in capital)
0.4% - LTI One
0.1% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
71.9% - Imerys (56.5% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
99.9% - Sagerpar
3.6% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V.
100.0% - COFINERGY
Capital
100.0% - GBL Energy S.á.r.l.
Capital
3.0% - Total SA (2.7% in capital)
100.0% - GBL Verwaltung GmbH
100.0% - GBL Finance & Treasury
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
39.1% - Kartesia Credit Opportunities I SCA, SICAV-SIF
40.0% - Kartesia GP SA
43.0% - ECP1
100.0% - ECP3
15.1% - Mérieux Participations I

37.8% - Mérieux Participations II
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
2.4% - GDF SUEZ (of which 0.1% in trading)
42.4% - ECP 2
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F.    Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Cyberpresse Inc.
100.0% - 3834310 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
81.90% - 9059-2114 Québec Inc.
99.27% - DuProprio Inc.
100.0% - VR Estates Inc.
100.0% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100.0% - Comfree Commission Free Realty Inc.
100.0% - CF Real Estate First Inc.
100.0% - CF Real Estate Max Inc.
100.0% - CF Real Estate Ontario Inc.
100.0% - CF Real Estate Maritimes Inc.
100.0% - DP Immobilier Québec Inc.
100.0% - 8495122 Canada Inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
2.72% - Acquisio Inc.
50.0% - Workopolis Canada
25.0% - Olive Média
100.0% - Attitude Digitale Inc.

26.32% - Checkout 51 Inc.
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
100.0% - Power Pacific Mauritius Limited
11.74% - Vimicro International Corporation
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
0.63% - CITIC Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H.    Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.22% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Spuare Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.12% - Bellus Health Inc.
25.0% - Club de Hockey Les Remparts de Québec Inc.
100.0% - Power Energy Corporation
62.83% - Potentia Solar Inc.
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
     24.05% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.

100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.4% - Sagard Capital Partners, L.P.
96.9% - IntegraMed America, Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.    Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.

Item 27.    Number of Contract Owners

As of March 31, 2015, there were 431 Contract owners; 321 were in non-qualified contracts and 110 were in qualified contracts.

Item 28.    Indemnification

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)    "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)    "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)    "Expenses" includes counsel fees.

(4)    "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)    "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)    "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)    "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)    Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)    The person conducted himself or herself in good faith; and

(b)    The person reasonably believed:

(I)    In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II)    In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c)    In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)    A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)    The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)    A corporation may not indemnify a director under this section:

(a)    In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)    In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)    Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)    A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)    The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)    The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)    A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)    The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)    Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)    Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)    If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)    If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)    A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)    The determinations required by under subsection (1) of this section shall be made:

(a)    By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)    If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)    If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)    By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)    By the shareholders.

(4)    Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)    Unless otherwise provided in the articles of incorporation:

(a)    An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)    A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)    A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)    A provision treating a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-
108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)    Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.    Principal Underwriter

(a) GWFS Equities, Inc. ("GWFS") is the distributor of securities of the Registrant. In addition to the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.), an open-end management investment company, Maxim

Series Account of GWL&A, FutureFunds Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A, COLI VUL-4 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A, Trillium Variable Annuity Account of GWL&A, Prestige Variable Life Account of GWL&A, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A NY and COLI VUL-2 Series Account of GWL&A NY.

(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
D.L. Musto	8515 East Orchard Road Greenwood Village, CO 80111	Director
E. Murphy	8515 East Orchard Road Greenwood Village, CO 80111	Director
S. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director
C. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Director
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
C. Bergeon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Treasurer
B. Neese	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
J. Terwilliger	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Secretary and Assistant Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a)    Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)    Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)    Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)    GWL&A represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by GWL&A.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485 for the effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 15th day of April, 2015.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds,
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds,
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	April 15, 2015
R. Jeffrey Orr*

/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	April 15, 2015
Robert L. Reynolds

/s/ Louis J. Mannello, Jr.	Senior Vice President and Chief Financial Officer	April 15, 2015
Louis J. Mannello, Jr.

/s/ John L. Bernbach	Director	April 15, 2015
John L. Bernbach*

/s/ Marcel R. Coutu	Director	April 15, 2015
Marcel R. Coutu*

/s/ André Desmarais	Director	April 15, 2015
André Desmarais*

/s/ Olivier Desmarais	Director	April 15, 2015
Olivier Desmarais*

/s/ Paul Desmarais, Jr.	Director	April 15, 2015
Paul Desmarais, Jr.*

/s/ Paul Desmarais, III	Director	April 15, 2015
Paul Desmarais, III*

/s/ Alain Louvel	Director	April 15, 2015
Alain Louvel*

/s/ Paul A. Mahon	Director	April 15, 2015
Paul A. Mahon*

/s/ Jerry E.A. Nickerson	Director	April 15, 2015
Jerry E.A. Nickerson*

/s/ Michel Plessis-Bélair	Director	April 15, 2015
Michel Plessis-Bélair*

/s/ Henri-Paul Rousseau	Director	April 15, 2015
Henri-Paul Rousseau*

/s/ Raymond Royer	Director	April 15, 2015
Raymond Royer*

/s/ T. Timothy Ryan, Jr.	Director	April 15, 2015
T. Timothy Ryan, Jr.*

/s/ Jerome J. Selitto	Director	April 15, 2015
Jerome J. Selitto*

/s/ Gregory D. Tretiak	Director	April 15, 2015
Gregory D. Tretiak*

/s/ Brian E. Walsh	Director	April 15, 2015
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon		April 15, 2015
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney